UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867

                     OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: OCTOBER 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--98.7%
-------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.2%
$      23,055,000       AL HFA (Single Family)                               5.450%         10/01/2032    $    23,623,997
-------------------------------------------------------------------------------------------------------------------------
       15,635,000       AL IDA Solid Waste Disposal
                        (Pine City Fiber Company)                            6.450          12/01/2023         15,970,683
-------------------------------------------------------------------------------------------------------------------------
        7,380,000       AL IDA Solid Waste Disposal
                        (Pine City Fiber Company)                            6.450          12/01/2023          7,539,851
-------------------------------------------------------------------------------------------------------------------------
       10,585,000       AL Space Science Exhibit Finance Authority           6.000          10/01/2025         10,573,674
-------------------------------------------------------------------------------------------------------------------------
        1,810,000       Andalusia-Opp, AL Airport Authority                  5.000          08/01/2026          1,858,255
-------------------------------------------------------------------------------------------------------------------------
          100,000       Bay Minette, AL Industrial Devel. Board
                        (B.F. Goodrich)                                      6.500          02/15/2009            100,957
-------------------------------------------------------------------------------------------------------------------------
          125,000       Courtland, AL Industrial Devel. Board
                        (Champion International Corp.)                       5.750          11/01/2027            128,650
-------------------------------------------------------------------------------------------------------------------------
       10,000,000       Courtland, AL Industrial Devel. Board
                        (International Paper Company)                        5.200          06/01/2025         10,279,000
-------------------------------------------------------------------------------------------------------------------------
           25,000       Mobile, AL Industrial Devel. Board
                        (International Paper Company)                        6.450          05/15/2019             26,665
-------------------------------------------------------------------------------------------------------------------------
          315,000       Montgomery, AL Medical Clinic Board
                        (Jackson Hospital & Clinic)                          6.000          03/01/2026            321,873
-------------------------------------------------------------------------------------------------------------------------
          100,000       Montgomery, AL Medical Clinic Board
                        (Jackson Hospital & Clinic)                          7.000          03/01/2015            100,248
-------------------------------------------------------------------------------------------------------------------------
        2,200,000       Rainbow City, AL Special Health Care
                        Facilities Financing Authority (Regency
                        Pointe) 1,2                                          8.250          01/01/2031          1,061,456
-------------------------------------------------------------------------------------------------------------------------
           10,000       Selma, AL Industrial Devel. Board
                        (International Paper Company)                        6.000          05/01/2025             10,609
-------------------------------------------------------------------------------------------------------------------------
           20,000       South Marengo County, AL Water
                        & Fire Protection Authority                          7.700          05/01/2008             20,335
                                                                                                          ---------------
                                                                                                               71,616,253
-------------------------------------------------------------------------------------------------------------------------
ALASKA--0.4%
        7,250,000       AK HFC, Series C                                     5.200          12/01/2037          7,545,148
-------------------------------------------------------------------------------------------------------------------------
        2,250,000       AK Industrial Devel. & Export Authority
                        (Anchorage Sportsplex/Grace Community Church
                        Obligated Group)                                     6.150          08/01/2031          2,280,645
-------------------------------------------------------------------------------------------------------------------------
        7,780,000       AK Northern Tobacco Securitization Corp. (TASC)      5.000          06/01/2032          7,914,750
-------------------------------------------------------------------------------------------------------------------------
          260,000       AK Northern Tobacco Securitization Corp. (TASC)      5.375          06/01/2021            275,631
-------------------------------------------------------------------------------------------------------------------------
       31,850,000       AK Northern Tobacco Securitization Corp. (TASC)      6.125 3        06/01/2046          2,997,085
-------------------------------------------------------------------------------------------------------------------------
       20,860,000       AK Northern Tobacco Securitization Corp. (TASC)      6.375 3        06/01/2046          1,816,906
-------------------------------------------------------------------------------------------------------------------------
        1,730,000       Northern AK Tobacco Securitization Authority
                        (TASC)                                               5.000          06/01/2046          1,753,355
                                                                                                          ---------------
                                                                                                               24,583,520
-------------------------------------------------------------------------------------------------------------------------
ARIZONA--1.1%
          325,000       Apache County, AZ IDA (Tucson Electric Power
                        Company)                                             5.875          03/01/2033            325,192
-------------------------------------------------------------------------------------------------------------------------
        6,700,000       AZ Health Facilities Authority (American
                        Baptist Estates)                                     7.750          11/15/2033          7,567,851
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       Buckeye, AZ Watson Road Community Facilities
                        District                                             5.750          07/01/2022          3,138,960
-------------------------------------------------------------------------------------------------------------------------
        5,000,000       Buckeye, AZ Watson Road Community Facilities
                        District                                             6.000          07/01/2030          5,263,600
-------------------------------------------------------------------------------------------------------------------------
          810,000       Estrella, AZ Mountain Ranch Community
                        Facilities District                                  5.625          07/15/2025            839,816
-------------------------------------------------------------------------------------------------------------------------


1             |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
          400,000       Estrella, AZ Mountain Ranch Community
$                       Facilities District                                  5.800%         07/15/2030    $       418,164
-------------------------------------------------------------------------------------------------------------------------
          500,000       Gladden Farms, AZ Community Facilities District      5.500          07/15/2031            513,385
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Goodyear, AZ IDA Water & Sewer (Litchfield
                        Park Service Company)                                6.750          10/01/2031          1,090,310
-------------------------------------------------------------------------------------------------------------------------
        5,120,000       Maricopa County, AZ IDA (Christian Care
                        Apartments)                                          6.500          01/01/2036          5,407,898
-------------------------------------------------------------------------------------------------------------------------
        1,885,000       Maricopa County, AZ IDA (Immanuel Campus Care)       8.500          04/20/2041          1,910,900
-------------------------------------------------------------------------------------------------------------------------
          355,000       Maricopa County, AZ IDA (Sun King Apartments)        6.750          11/01/2018            329,021
-------------------------------------------------------------------------------------------------------------------------
          500,000       Maricopa County, AZ IDA (Sun King Apartments)        6.750          05/01/2031            438,365
-------------------------------------------------------------------------------------------------------------------------
        3,795,000       Maricopa County, AZ IDA (Sun King Apartments)        9.500          11/01/2031          3,783,160
-------------------------------------------------------------------------------------------------------------------------
          675,000       Maricopa County, AZ School District No. 024
                        (Gila Bend)                                          5.500          07/01/2021            691,727
-------------------------------------------------------------------------------------------------------------------------
          460,000       Merrill Ranch, AZ Community Facilities
                        District No. 1 Special Assessment Lien               5.250          07/01/2024            469,936
-------------------------------------------------------------------------------------------------------------------------
          390,000       Merrill Ranch, AZ Community Facilities
                        District No. 2 Special Assessment Lien               5.250          07/01/2024            398,424
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Merrill Ranch, AZ Community Facilities
                        District No. 2 Special Assessment Lien               5.300          07/01/2030          1,020,780
-------------------------------------------------------------------------------------------------------------------------
          195,000       Navajo County, AZ IDA (Stone Container Corp.)        7.200          06/01/2027            201,043
-------------------------------------------------------------------------------------------------------------------------
        1,060,000       Navajo County, AZ IDA (Stone Container Corp.)        7.400          04/01/2026          1,087,242
-------------------------------------------------------------------------------------------------------------------------
        1,125,000       Palm Valley, AZ Community Facility District
                        No. 3                                                5.300          07/15/2031          1,150,706
-------------------------------------------------------------------------------------------------------------------------
          420,000       Parkway, AZ Community Facilities District No.
                        1 (Prescott Valley)                                  5.300          07/15/2025            423,293
-------------------------------------------------------------------------------------------------------------------------
          350,000       Parkway, AZ Community Facilities District No.
                        1 (Prescott Valley)                                  5.350          07/15/2031            352,737
-------------------------------------------------------------------------------------------------------------------------
        3,275,000       Phoenix, AZ IDA (America West Airlines)              6.250          06/01/2019          3,373,545
-------------------------------------------------------------------------------------------------------------------------
        7,500,000       Phoenix, AZ IDA (America West Airlines)              6.300          04/01/2023          7,661,925
-------------------------------------------------------------------------------------------------------------------------
           50,000       Phoenix, AZ IDA (Crossroads Apartments)              5.200          12/15/2021             51,090
-------------------------------------------------------------------------------------------------------------------------
        1,605,000       Phoenix, AZ IDA (Royal Paper Converting)             7.000          03/01/2014          1,641,899
-------------------------------------------------------------------------------------------------------------------------
          190,000       Pima County, AZ Devel. Authority (Tucson
                        Electric Power Company)                              6.100          09/01/2025            190,144
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Pima County, AZ IDA (Desert Tech Schools)            7.000          02/01/2024          1,022,900
-------------------------------------------------------------------------------------------------------------------------
        1,250,000       Pima County, AZ IDA (Facility Choice Education
                        & Devel. Corp.)                                      6.250          06/01/2026          1,279,300
-------------------------------------------------------------------------------------------------------------------------
        2,350,000       Pima County, AZ IDA (Facility Choice Education
                        & Devel. Corp.)                                      6.375          06/01/2036          2,405,625
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       Pima County, AZ IDA (P.L.C. Charter Schools)         6.750          04/01/2036          1,605,000
-------------------------------------------------------------------------------------------------------------------------
          250,000       Pima County, AZ IDA (Paradise Education Center)      5.875          06/01/2022            259,065
-------------------------------------------------------------------------------------------------------------------------
          550,000       Pima County, AZ IDA (Paradise Education Center)      6.000          06/01/2036            568,381
-------------------------------------------------------------------------------------------------------------------------
          220,000       Pima County, AZ IDA (Single Family Mtg.)             6.200          11/01/2030            232,628
-------------------------------------------------------------------------------------------------------------------------
        1,650,000       Pinal County, AZ IDA (San Manuel Facility)           6.250          06/01/2026          1,827,705
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       Quail Creek, AZ Community Facilities District        5.550          07/15/2030          1,548,840
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       San Luis, AZ Facility Devel. Corp. (Regional
                        Detention Center)                                    7.250          05/01/2027          1,020,460
-------------------------------------------------------------------------------------------------------------------------
          710,000       Tucson & Pima Counties, AZ IDA
                        (Single Family Mtg.)                                 6.000          07/01/2021            712,251
-------------------------------------------------------------------------------------------------------------------------
          105,000       Tucson & Pima Counties, AZ IDA
                        (Single Family Mtg.)                                 6.200          01/01/2034            107,198
-------------------------------------------------------------------------------------------------------------------------
          990,000       Tucson & Pima Counties, AZ IDA
                        (Single Family Mtg.)                                 6.350          01/01/2034            993,435
-------------------------------------------------------------------------------------------------------------------------
        4,000,000       Verrado, AZ Community Facilities District No. 1      5.350          07/15/2031          4,077,000
-------------------------------------------------------------------------------------------------------------------------


2             |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
           40,000       Yavapai County, AZ IDA (Citizens Utilities
$                       Company)                                             5.450%         06/01/2033    $        40,175
                                                                                                          ---------------
                                                                                                               67,441,076
-------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
          100,000       Calhoun County, AR Solid Waste Disposal
                        (Georgia-Pacific Corp.)                              6.375          11/01/2026            105,415
-------------------------------------------------------------------------------------------------------------------------
           50,000       Grand Prairie, AR Water Users Board                  5.900          07/01/2022             50,144
-------------------------------------------------------------------------------------------------------------------------
        1,305,000       Little River County, AR (Georgia-Pacific Corp.)      5.600          10/01/2026          1,316,053
-------------------------------------------------------------------------------------------------------------------------
        2,125,000       North Little Rock, AR Residential Hsg.
                        Facilities Board RITES                               7.810 4        02/20/2017          2,588,420
-------------------------------------------------------------------------------------------------------------------------
           25,000       Pine Bluff, AR (International Paper Company)         5.550          08/15/2022             25,913
                                                                                                          ---------------
                                                                                                                4,085,945
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--11.0%
          415,000       Bakersfield, CA Improvement Bond Act 1915            5.100          09/02/2021            427,409
-------------------------------------------------------------------------------------------------------------------------
        1,325,000       Bakersfield, CA Improvement Bond Act 1915            5.125          09/02/2026          1,350,029
-------------------------------------------------------------------------------------------------------------------------
       43,665,000       CA County Tobacco Securitization Agency              6.270 3        06/01/2046          4,708,397
-------------------------------------------------------------------------------------------------------------------------
       75,000,000       CA County Tobacco Securitization Agency              6.300 3        06/01/2055          3,514,500
-------------------------------------------------------------------------------------------------------------------------
      127,310,000       CA County Tobacco Securitization Agency              6.489 3        06/01/2046         11,035,231
-------------------------------------------------------------------------------------------------------------------------
      107,400,000       CA County Tobacco Securitization Agency              6.619 3        06/01/2050          6,247,458
-------------------------------------------------------------------------------------------------------------------------
       33,920,000       CA County Tobacco Securitization Agency              6.650 3        06/01/2046          2,759,053
-------------------------------------------------------------------------------------------------------------------------
      215,100,000       CA County Tobacco Securitization Agency              7.000 3        06/01/2055          7,999,569
-------------------------------------------------------------------------------------------------------------------------
      246,760,000       CA County Tobacco Securitization Agency              7.477 3        06/01/2055          7,257,212
-------------------------------------------------------------------------------------------------------------------------
       36,000,000       CA County Tobacco Securitization Agency (TASC)       0.000 5        06/01/2041         30,994,920
-------------------------------------------------------------------------------------------------------------------------
       56,530,000       CA County Tobacco Securitization Agency (TASC)       0.000 5        06/01/2046         48,822,700
-------------------------------------------------------------------------------------------------------------------------
          255,000       CA County Tobacco Securitization Agency (TASC)       5.250          06/01/2045            264,346
-------------------------------------------------------------------------------------------------------------------------
       19,000,000       CA County Tobacco Securitization Agency (TASC)       5.250          06/01/2046         19,406,030
-------------------------------------------------------------------------------------------------------------------------
        2,500,000       CA County Tobacco Securitization Agency (TASC)       5.500          06/01/2033          2,607,700
-------------------------------------------------------------------------------------------------------------------------
          680,000       CA County Tobacco Securitization Agency (TASC)       5.750          06/01/2029            717,577
-------------------------------------------------------------------------------------------------------------------------
        2,610,000       CA County Tobacco Securitization Agency (TASC)       5.875          06/01/2035          2,765,530
-------------------------------------------------------------------------------------------------------------------------
        7,285,000       CA County Tobacco Securitization Agency (TASC)       5.875          06/01/2043          7,719,113
-------------------------------------------------------------------------------------------------------------------------
        2,930,000       CA County Tobacco Securitization Agency (TASC)       6.000          06/01/2042          3,126,134
-------------------------------------------------------------------------------------------------------------------------
          155,000       CA County Tobacco Securitization Agency (TASC)       6.000          06/01/2043            165,376
-------------------------------------------------------------------------------------------------------------------------
        5,000,000       CA County Tobacco Securitization Agency (TASC)       6.125          06/01/2038          5,365,100
-------------------------------------------------------------------------------------------------------------------------
      318,250,000       CA County Tobacco Securitization Agency (TASC)       6.315 3        06/01/2050         23,111,315
-------------------------------------------------------------------------------------------------------------------------
       57,000,000       CA County Tobacco Securitization Agency (TASC)       6.400 3        06/01/2046          5,400,750
-------------------------------------------------------------------------------------------------------------------------
        2,250,000       CA GO ROLs 6                                         7.793 4        12/01/2018          2,502,675
-------------------------------------------------------------------------------------------------------------------------
        5,250,000       CA GO ROLs 6                                         8.401 4        12/01/2025          5,819,205
-------------------------------------------------------------------------------------------------------------------------
       14,375,000       CA GO ROLs 6                                         9.010 4        12/01/2036         16,326,838
-------------------------------------------------------------------------------------------------------------------------
        3,655,000       CA Golden State Tobacco Securitization Corp.         6.250          06/01/2033          4,053,103
-------------------------------------------------------------------------------------------------------------------------
       13,180,000       CA Golden State Tobacco Securitization Corp.         6.625          06/01/2040         14,908,030
-------------------------------------------------------------------------------------------------------------------------
       30,195,000       CA Golden State Tobacco Securitization Corp.         6.750          06/01/2039         34,461,252
-------------------------------------------------------------------------------------------------------------------------
      137,060,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)                                               5.000          06/01/2045        141,770,752
-------------------------------------------------------------------------------------------------------------------------
        1,510,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)                                               7.875          06/01/2042          1,856,953
-------------------------------------------------------------------------------------------------------------------------
        6,250,000       CA Pollution Control Financing Authority
                        (Browning-Ferris Industries)                         6.750          09/01/2019          6,271,125
-------------------------------------------------------------------------------------------------------------------------


3             |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
       25,575,000       CA Pollution Control Financing Authority
$                       (Browning-Ferris Industries)                         6.875%         11/01/2027    $    25,744,051
-------------------------------------------------------------------------------------------------------------------------
        2,980,000       CA Pollution Control Financing Authority
                        (General Motors Corp.)                               5.500          04/01/2008          2,966,203
-------------------------------------------------------------------------------------------------------------------------
        4,815,000       CA Statewide CDA (Aspire Public Schools)             7.250          08/01/2031          5,032,397
-------------------------------------------------------------------------------------------------------------------------
       13,000,000       CA Statewide CDA (East Valley Tourist)               9.250          10/01/2020         14,310,010
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       CA Statewide CDA (Elder Care Alliance)               8.250          11/15/2032          3,301,020
-------------------------------------------------------------------------------------------------------------------------
       14,400,000       CA Statewide CDA (Fairfield Apartments)              7.250          01/01/2035         12,169,728
-------------------------------------------------------------------------------------------------------------------------
       51,224,000       CA Statewide CDA (United Airlines) 1,2               5.700          10/01/2033         22,794,680
-------------------------------------------------------------------------------------------------------------------------
      555,300,000       CA Statewide Financing Authority Tobacco
                        Settlement                                           7.001 3        06/01/2055         20,651,607
-------------------------------------------------------------------------------------------------------------------------
      260,000,000       CA Statewide Financing Authority Tobacco
                        Settlement                                           7.876 3        06/01/2055          6,648,200
-------------------------------------------------------------------------------------------------------------------------
        4,500,000       CA Statewide Financing Authority Tobacco
                        Settlement (TASC)                                    6.000          05/01/2037          4,797,450
-------------------------------------------------------------------------------------------------------------------------
        1,405,000       CA Statewide Financing Authority Tobacco
                        Settlement (TASC)                                    6.000          05/01/2043          1,497,871
-------------------------------------------------------------------------------------------------------------------------
          100,000       CA Statewide Financing Authority Tobacco
                        Settlement (TASC)                                    6.000          05/01/2043            106,610
-------------------------------------------------------------------------------------------------------------------------
        4,070,000       CA Valley Health System COP                          6.875          05/15/2023          4,076,146
-------------------------------------------------------------------------------------------------------------------------
        1,380,000       Lathrop, CA Special Tax Community Facilities
                        District No. 03-2                                    7.000          09/01/2033          1,445,950
-------------------------------------------------------------------------------------------------------------------------
        3,250,000       Long Beach, CA Harbor DRIVERS                        9.198 4        05/15/2027          4,048,785
-------------------------------------------------------------------------------------------------------------------------
        5,700,000       Los Angeles, CA Regional Airports Improvement
                        Corp. (Air Canada)                                   8.750          10/01/2014          5,550,090
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Los Angeles, CA Regional Airports Improvement
                        Corp. (American Airlines)                            7.500          12/01/2024          2,249,660
-------------------------------------------------------------------------------------------------------------------------
        1,685,000       Los Angeles, CA Regional Airports Improvement
                        Corp. (Continental Airlines)                         5.650          08/01/2017          1,685,674
-------------------------------------------------------------------------------------------------------------------------
          980,000       Los Angeles, CA Regional Airports Improvement
                        Corp. (Delta Airlines)                               6.350          11/01/2025            898,542
-------------------------------------------------------------------------------------------------------------------------
        9,660,000       Los Angeles, CA Regional Airports Improvement
                        Corp. (Delta-Continental Airlines)                   9.250          08/01/2024          9,690,236
-------------------------------------------------------------------------------------------------------------------------
      115,975,000       Northern CA Tobacco Securitization Authority
                        (TASC)                                               6.375 3        06/01/2045         12,339,740
-------------------------------------------------------------------------------------------------------------------------
        2,200,000       San Diego County, CA COP                             5.700          02/01/2028          2,215,356
-------------------------------------------------------------------------------------------------------------------------
       45,440,000       Southern CA Tobacco Securitization Authority         5.125          06/01/2046         46,585,542
-------------------------------------------------------------------------------------------------------------------------
      175,550,000       Southern CA Tobacco Securitization Authority         6.250 3        06/01/2046         16,150,600
-------------------------------------------------------------------------------------------------------------------------
       41,325,000       Southern CA Tobacco Securitization Authority         6.400 3        06/01/2046          3,550,644
-------------------------------------------------------------------------------------------------------------------------
      143,080,000       Southern CA Tobacco Securitization Authority         7.100 3        06/01/2046          9,516,251
-------------------------------------------------------------------------------------------------------------------------
          125,000       Southern CA Tobacco Securitization Authority
                        (TASC)                                               5.000          06/01/2037            127,564
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       Stockton, CA Public Financing Authority,
                        Series A                                             5.250          09/01/2031          3,220,170
-------------------------------------------------------------------------------------------------------------------------
        2,860,000       Stockton, CA Public Financing Authority,
                        Series A                                             5.250          09/01/2034          3,067,522
-------------------------------------------------------------------------------------------------------------------------
        5,425,000       Temecula, CA Public Financing Authority
                        (Roripaugh Community Facilities District)            5.450          09/01/2026          5,168,723
-------------------------------------------------------------------------------------------------------------------------
        4,000,000       Temecula, CA Public Financing Authority
                        (Roripaugh Community Facilities District)            5.500          09/01/2036          3,779,000
-------------------------------------------------------------------------------------------------------------------------
        2,680,000       Val Verde, CA Unified School District Special Tax    5.450          09/01/2036          2,792,265
                                                                                                          ---------------
                                                                                                              681,913,669


4             |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
COLORADO--2.8%
$       1,000,000       Andonea, CO Metropolitan District No. 2              6.125%         12/01/2025    $     1,030,110
-------------------------------------------------------------------------------------------------------------------------
        2,380,000       Andonea, CO Metropolitan District No. 3              6.250          12/01/2035          2,481,102
-------------------------------------------------------------------------------------------------------------------------
        5,000,000       Arista, CO Metropolitan District                     6.750          12/01/2035          5,388,100
-------------------------------------------------------------------------------------------------------------------------
        2,620,000       Beacon Point, CO Metropolitan District               6.125          12/01/2025          2,792,579
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Beacon Point, CO Metropolitan District               6.250          12/01/2035          2,139,180
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Castle Oaks, CO Metropolitan District                6.000          12/01/2025          1,035,680
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       Castle Oaks, CO Metropolitan District                6.125          12/01/2035          1,550,535
-------------------------------------------------------------------------------------------------------------------------
        6,000,000       Central Marksheffel, CO Metropolitan District        7.250          12/01/2029          6,486,360
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       CO Educational & Cultural Facilities Authority
                        (Banning Lewis Ranch Academy)                        6.125          12/15/2035          1,555,995
-------------------------------------------------------------------------------------------------------------------------
        2,475,000       CO Educational & Cultural Facilities Authority
                        (Inn at Auraria)                                     5.375          07/01/2015          2,526,356
-------------------------------------------------------------------------------------------------------------------------
       24,295,000       CO Educational & Cultural Facilities Authority
                        (Inn at Auraria)                                     6.000          07/01/2042         24,976,961
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       CO Health Facilities Authority (Christian
                        Living Communities) 7                                5.750          01/01/2037          2,084,240
-------------------------------------------------------------------------------------------------------------------------
          495,000       CO Hsg. & Finance Authority                          6.400          11/01/2024            506,974
-------------------------------------------------------------------------------------------------------------------------
          750,000       CO Hsg. & Finance Authority                          6.450          04/01/2030            758,220
-------------------------------------------------------------------------------------------------------------------------
          885,000       CO Hsg. & Finance Authority                          7.000          02/01/2030            927,940
-------------------------------------------------------------------------------------------------------------------------
          175,000       CO Hsg. & Finance Authority                          7.050          04/01/2031            181,876
-------------------------------------------------------------------------------------------------------------------------
          690,000       CO Hsg. & Finance Authority                          7.050          04/01/2031            717,110
-------------------------------------------------------------------------------------------------------------------------
          735,000       CO Hsg. & Finance Authority                          7.250          10/01/2031            767,480
-------------------------------------------------------------------------------------------------------------------------
          490,000       CO Hsg. & Finance Authority                          8.400          10/01/2021            519,474
-------------------------------------------------------------------------------------------------------------------------
           15,000       CO Hsg. & Finance Authority (Single Family)          6.500          11/01/2029             15,359
-------------------------------------------------------------------------------------------------------------------------
           45,000       CO Hsg. & Finance Authority (Single Family)          6.800          04/01/2030             45,665
-------------------------------------------------------------------------------------------------------------------------
           84,000       CO Hsg. & Finance Authority (Single Family)          7.250          05/01/2027             85,230
-------------------------------------------------------------------------------------------------------------------------
          480,000       CO Hsg. & Finance Authority, Series C-2              6.600          08/01/2032            502,862
-------------------------------------------------------------------------------------------------------------------------
          430,000       CO Hsg. & Finance Authority, Series C-2              6.875          11/01/2028            430,624
-------------------------------------------------------------------------------------------------------------------------
        2,950,000       CO International Center Metropolitan
                        District No. 3                                       6.500          12/01/2035          3,079,476
-------------------------------------------------------------------------------------------------------------------------
          215,000       Colorado Springs, CO Utilities                       5.000          11/15/2043            223,987
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Copperleaf, CO Metropolitan District No. 2           5.850          12/01/2026          1,018,620
-------------------------------------------------------------------------------------------------------------------------
        1,850,000       Copperleaf, CO Metropolitan District No. 2           5.950          12/01/2036          1,892,828
-------------------------------------------------------------------------------------------------------------------------
        1,100,000       Crystal Crossing, CO Metropolitan District           6.000          12/01/2036          1,129,645
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Denver, CO City & County Airport DRIVERS             8.368 4        05/15/2013          2,529,800
-------------------------------------------------------------------------------------------------------------------------
        8,050,000       Denver, CO City & County Airport Special
                        Facilities (United Air Lines)                        6.875          10/01/2032          8,297,940
-------------------------------------------------------------------------------------------------------------------------
        1,355,000       Denver, CO Urban Renewal Authority                   9.125          09/01/2017          1,374,322
-------------------------------------------------------------------------------------------------------------------------
          475,000       Eagle County, CO Airport Terminal Corp.              5.250          05/01/2020            483,355
-------------------------------------------------------------------------------------------------------------------------
        2,475,000       Elkhorn Ranch, CO Metropolitan District              6.375          12/01/2035          2,601,869
-------------------------------------------------------------------------------------------------------------------------
          700,000       Fallbrook, CO Metropolitan District                  5.625          12/01/2026            702,954
-------------------------------------------------------------------------------------------------------------------------
        3,625,000       High Plains, CO Metropolitan District                6.125          12/01/2025          3,863,779
-------------------------------------------------------------------------------------------------------------------------
        6,625,000       High Plains, CO Metropolitan District                6.250          12/01/2035          7,086,034
-------------------------------------------------------------------------------------------------------------------------
        3,725,000       Highline Business Improvement District
                        (Littleton, CO) 1,8                                  5.250          12/15/2019          2,346,750
-------------------------------------------------------------------------------------------------------------------------
          500,000       Huntington Trails, CO Metropolitan District          6.250          12/01/2036            522,990
-------------------------------------------------------------------------------------------------------------------------
        1,145,000       Liberty Ranch, CO Metropolitan District              6.250          12/01/2036          1,155,660
-------------------------------------------------------------------------------------------------------------------------
       11,000,000       Lincoln Park, CO Metropolitan District               7.750          12/01/2026         11,757,570
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       Murphy Creek, CO Metropolitan District No. 3         6.000          12/01/2026          3,195,300
-------------------------------------------------------------------------------------------------------------------------
        9,060,000       Murphy Creek, CO Metropolitan District No. 3         6.125          12/01/2035          9,697,371
-------------------------------------------------------------------------------------------------------------------------
        4,500,000       Northwest CO Metropolitan District No. 3             6.125          12/01/2025          4,783,005
-------------------------------------------------------------------------------------------------------------------------
        5,625,000       Northwest CO Metropolitan District No. 3             6.250          12/01/2035          5,987,250
-------------------------------------------------------------------------------------------------------------------------


5             |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
       19,500,000       Park Valley, CO Water & Sanitation
$                       Metropolitan District                                6.000% 3       12/15/2017    $    10,253,100
-------------------------------------------------------------------------------------------------------------------------
        2,275,000       Regency, CO Metropolitan District                    5.750          12/01/2036          2,293,223
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       Sorrell Ranch, CO Metropolitan District              5.750          12/01/2036          1,526,910
-------------------------------------------------------------------------------------------------------------------------
        1,735,000       Sorrell Ranch, CO Metropolitan District              6.750          12/15/2036          1,746,833
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Southlands, CO Medical District                      7.000          12/01/2024          1,108,110
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Southlands, CO Medical District                      7.125          12/01/2034          2,218,620
-------------------------------------------------------------------------------------------------------------------------
          655,000       Todd Creek Farms, CO Metropolitan District No. 1     6.125          12/01/2019            689,021
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Wheatlands, CO Metropolitan District                 6.125          12/01/2035          2,067,380
-------------------------------------------------------------------------------------------------------------------------
       11,500,000       Woodmen Heights, CO Metropolitan District            7.000          12/01/2030         12,299,710
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Wyndham Hill, CO Metropolitan District               6.250          12/01/2025          1,049,720
-------------------------------------------------------------------------------------------------------------------------
        2,450,000       Wyndham Hill, CO Metropolitan District               6.375          12/01/2035          2,575,587
                                                                                                          ---------------
                                                                                                              171,064,731
-------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.3%
           50,000       CT Devel. Authority (Aquarion Water
                        Company of Connecticut)                              6.000          09/01/2036             51,069
-------------------------------------------------------------------------------------------------------------------------
           76,556       CT Devel. Authority (East Hills Woods)               7.750          11/01/2017             75,004
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       CT Devel. Authority Airport Facility (Learjet)       7.950          04/01/2026          1,809,885
-------------------------------------------------------------------------------------------------------------------------
        4,490,000       CT Devel. Authority Pollution Control
                        (Connecticut Light & Power Company)                  5.950          09/01/2028          4,693,577
-------------------------------------------------------------------------------------------------------------------------
          100,000       CT H&EFA (Bridgeport Hospital/Bridgeport
                        Hospital Foundation Obligated Group)                 6.500          07/01/2012            102,389
-------------------------------------------------------------------------------------------------------------------------
           80,000       CT HFA                                               6.300          11/15/2017             82,033
-------------------------------------------------------------------------------------------------------------------------
        8,985,000       CT Resource Recovery Authority
                        (Browning-Ferris Industries)                         6.450          11/15/2022          9,165,599
-------------------------------------------------------------------------------------------------------------------------
        3,750,000       Mashantucket, CT Western Pequot Tribe, Series B      5.500          09/01/2036          3,917,700
-------------------------------------------------------------------------------------------------------------------------
        1,135,000       New Britain, CT Senior Citizens Hsg.
                        (Nathan Hale Apartments)                             6.875          07/01/2024          1,181,285
                                                                                                          ---------------
                                                                                                               21,078,541
-------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.0%
        1,810,000       DE EDA (General Motors Corp.)                        5.600          04/01/2009          1,801,041
-------------------------------------------------------------------------------------------------------------------------
           30,000       DE EDA (Peninsula United Methodist Homes)            6.300          05/01/2022             30,774
-------------------------------------------------------------------------------------------------------------------------
          230,000       DE Hsg. Authority (Multifamily Mtg.)                 7.000          05/01/2025            228,119
-------------------------------------------------------------------------------------------------------------------------
           15,000       DE Hsg. Authority (Single Family Mtg.)               6.000          07/01/2018             15,279
-------------------------------------------------------------------------------------------------------------------------
          200,000       New Castle County, DE Pollution Control
                        (General Motors Corp.)                               7.000 9        10/01/2008            200,000
-------------------------------------------------------------------------------------------------------------------------
           25,000       Wilmington, DE GO                                    6.200          10/01/2016             25,550
                                                                                                          ---------------
                                                                                                                2,300,763
-------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--3.4%
           75,000       District of Columbia HFA (Benning Road
                        Apartments)                                          6.300          01/01/2012             75,343
-------------------------------------------------------------------------------------------------------------------------
        2,595,000       District of Columbia HFA RITES                       7.937 4        12/01/2021          2,740,112
-------------------------------------------------------------------------------------------------------------------------
          130,000       District of Columbia Tobacco Settlement
                        Financing Corp.                                      6.250          05/15/2024            140,222
-------------------------------------------------------------------------------------------------------------------------
       10,290,000       District of Columbia Tobacco Settlement
                        Financing Corp.                                      6.500          05/15/2033         12,321,246
-------------------------------------------------------------------------------------------------------------------------
       32,680,000       District of Columbia Tobacco Settlement
                        Financing Corp.                                      6.750          05/15/2040         35,969,896
-------------------------------------------------------------------------------------------------------------------------
      435,000,000       District of Columbia Tobacco Settlement
                        Financing Corp. (TASC)                               6.250 3        06/15/2046         40,559,400
-------------------------------------------------------------------------------------------------------------------------


6             |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA CONTINUED
    1,348,680,000       District of Columbia Tobacco Settlement
$                       Financing Corp. (TASC)                               6.873% 3       06/15/2055    $    53,111,018
-------------------------------------------------------------------------------------------------------------------------
    1,055,000,000       District of Columbia Tobacco Settlement
                        Financing Corp. (TASC)                               7.250 3        06/15/2055         34,593,450
-------------------------------------------------------------------------------------------------------------------------
        2,055,000       Metropolitan Washington D.C. Airport Authority
                        DRIVERS                                              8.783 4        10/01/2011          2,426,215
-------------------------------------------------------------------------------------------------------------------------
        8,200,000       Metropolitan Washington D.C. Airport Authority
                        ROLs                                                 6.150 4        10/01/2035          9,050,668
-------------------------------------------------------------------------------------------------------------------------
        1,250,000       Metropolitan Washington D.C. Airport Authority
                        ROLs                                                 8.728 4        10/01/2035          1,487,925
-------------------------------------------------------------------------------------------------------------------------
        1,250,000       Metropolitan Washington D.C. Airport Authority
                        ROLs                                                 8.748 4        10/01/2034          1,466,550
-------------------------------------------------------------------------------------------------------------------------
        5,575,000       Metropolitan Washington D.C. Airport Authority
                        ROLs                                                 9.742 4        10/01/2032          6,718,098
-------------------------------------------------------------------------------------------------------------------------
        6,580,000       Metropolitan Washington D.C. Airport Authority
                        ROLs, Series A                                       7.849 4        10/01/2020          7,777,560
                                                                                                          ---------------
                                                                                                              208,437,703
-------------------------------------------------------------------------------------------------------------------------
FLORIDA--10.0%
        4,765,000       Aberdeen, FL Community Devel. District               5.500          05/01/2036          4,851,389
-------------------------------------------------------------------------------------------------------------------------
          105,000       Alachua County, FL Health Facilities Authority
                        (Shands Teaching Hospital and Clinics)               5.800          12/01/2026            107,263
-------------------------------------------------------------------------------------------------------------------------
        1,895,000       Amelia Walk, FL Community Devel. District
                        Special Assessment                                   5.500          05/01/2037          1,936,482
-------------------------------------------------------------------------------------------------------------------------
        4,255,000       Arlington Ridge, FL Community Devel. District        5.500          05/01/2036          4,340,355
-------------------------------------------------------------------------------------------------------------------------
        2,250,000       Avelar Creek, FL Community Devel. District           5.375          05/01/2036          2,294,573
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Bahia Lakes, FL Community Devel. District            5.450          05/01/2037          1,007,000
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Bartram Park, FL Community Devel. District           5.300          05/01/2035          2,020,080
-------------------------------------------------------------------------------------------------------------------------
          885,000       Baywinds, FL Community Devel. District               5.250          05/01/2037            888,611
-------------------------------------------------------------------------------------------------------------------------
        2,200,000       Beacon, FL Tradeport Community Devel. District       7.250          05/01/2033          2,389,420
-------------------------------------------------------------------------------------------------------------------------
        2,750,000       Beacon, FL Tradeport Community Devel. District
                        RITES                                                9.173 4        05/01/2032          3,728,615
-------------------------------------------------------------------------------------------------------------------------
        7,625,000       Bonnet Creek, FL Resort Community Devel.
                        District Special Assessment                          7.500          05/01/2034          8,421,736
-------------------------------------------------------------------------------------------------------------------------
           75,000       Broward County, FL Educational Facilities
                        Authority (Pompano Oaks Apartments)                  6.000          12/01/2027             76,987
-------------------------------------------------------------------------------------------------------------------------
        2,500,000       Broward County, FL Educational Facilities
                        Authority ROLs                                       8.560 4        04/01/2036          3,064,800
-------------------------------------------------------------------------------------------------------------------------
           25,000       Broward County, FL HFA (Cross Keys Apartments)       5.750          10/01/2028             25,565
-------------------------------------------------------------------------------------------------------------------------
       12,475,000       Broward County, FL HFA (Pembroke Village
                        Apartments)                                          7.000          06/01/2046         12,478,618
-------------------------------------------------------------------------------------------------------------------------
          125,000       Broward County, FL HFA (Stirling Apartments)         5.750          04/01/2038            129,211
-------------------------------------------------------------------------------------------------------------------------
        2,500,000       Chapel Creek, FL Community Devel. District
                        Special Assessment                                   5.200          05/01/2011          2,522,225
-------------------------------------------------------------------------------------------------------------------------
        3,665,000       Chapel Creek, FL Community Devel. District
                        Special Assessment                                   5.250          05/01/2015          3,703,812
-------------------------------------------------------------------------------------------------------------------------
       12,595,000       Chapel Creek, FL Community Devel. District
                        Special Assessment                                   5.500          05/01/2038         12,870,705
-------------------------------------------------------------------------------------------------------------------------
           55,000       Collier County, FL IDA (Allete)                      6.500          10/01/2025             56,196
-------------------------------------------------------------------------------------------------------------------------
        4,370,000       Connerton West, FL Community Devel. District         5.400          05/01/2038          4,442,935
-------------------------------------------------------------------------------------------------------------------------
        7,520,000       Cordoba Ranch, FL Community Devel. District
                        Special Assessment                                   5.550          05/01/2037          7,718,152
-------------------------------------------------------------------------------------------------------------------------


7             |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
        1,130,000       Crestview II, FL Community Devel. District
$                       Special Assessment                                   5.600%         05/01/2037    $     1,163,979
-------------------------------------------------------------------------------------------------------------------------
        9,685,000       Cypress Creek of Hillsborough County, FL
                        Community Devel. District                            5.350          05/01/2037          9,734,200
-------------------------------------------------------------------------------------------------------------------------
          700,000       Dade County, FL Aviation (Miami International
                        Airport)                                             5.750          10/01/2026            715,015
-------------------------------------------------------------------------------------------------------------------------
          255,000       Dade County, FL Aviation, Series A                   5.750          10/01/2018            260,470
-------------------------------------------------------------------------------------------------------------------------
           45,000       Dade County, FL HFA (Golden Lakes Apartments)        6.050          11/01/2039             45,762
-------------------------------------------------------------------------------------------------------------------------
           25,000       Dade County, FL HFA (Siesta Pointe Apartments)       5.750          09/01/2029             25,448
-------------------------------------------------------------------------------------------------------------------------
           25,000       Dade County, FL IDA (Florida Club Care)              6.600          01/20/2018             25,059
-------------------------------------------------------------------------------------------------------------------------
        1,915,000       Dade County, FL IDA (Miami Cerebral Palsy
                        Residence)                                           8.000          06/01/2022          1,944,740
-------------------------------------------------------------------------------------------------------------------------
        4,200,000       Escambia County, FL Environmental Improvement
                        (International Paper Company)                        5.000          08/01/2026          4,248,342
-------------------------------------------------------------------------------------------------------------------------
        8,720,000       Fiddlers Creek, FL Community Devel. District
                        No. 2 Special Assessment                             6.000          05/01/2038          9,297,177
-------------------------------------------------------------------------------------------------------------------------
        1,250,000       FL Capital Projects Finance Authority (Waste
                        Corp. of America)                                    9.000          09/01/2020          1,250,775
-------------------------------------------------------------------------------------------------------------------------
           50,000       FL Capital Projects Finance Authority CCRC
                        (Glenridge on Palmer Ranch)                          7.625          06/01/2032             51,987
-------------------------------------------------------------------------------------------------------------------------
        8,485,000       FL Capital Projects Finance Authority CCRC
                        (Glenridge on Palmer Ranch)                          8.000          06/01/2032          9,375,840
-------------------------------------------------------------------------------------------------------------------------
       26,200,000       FL Capital Trust Agency (AHF Florida LLC)            8.125          10/01/2038         27,579,692
-------------------------------------------------------------------------------------------------------------------------
          710,000       FL Capital Trust Agency (American Opportunity
                        for Hsg.)                                            8.250          12/01/2038            734,800
-------------------------------------------------------------------------------------------------------------------------
        3,085,000       FL Capital Trust Agency (American Opportunity)       5.750          06/01/2023          3,163,544
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       FL Capital Trust Agency (American Opportunity)       5.875          06/01/2038          2,057,540
-------------------------------------------------------------------------------------------------------------------------
          980,000       FL Capital Trust Agency (American Opportunity)       7.250          06/01/2038          1,025,403
-------------------------------------------------------------------------------------------------------------------------
        7,135,000       FL Capital Trust Agency (Atlantic Hsg.
                        Foundation)                                          6.000          07/01/2040          7,226,899
-------------------------------------------------------------------------------------------------------------------------
       13,000,000       FL Capital Trust Agency (Atlantic Hsg.
                        Foundation)                                          8.000          07/01/2040         13,031,850
-------------------------------------------------------------------------------------------------------------------------
       24,600,000       FL Capital Trust Agency (Seminole Tribe
                        Convention)                                          8.950          10/01/2033         30,359,844
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       FL City Center Community Devel. District             6.125          05/01/2036          2,059,480
-------------------------------------------------------------------------------------------------------------------------
           25,000       FL HFA (Crossings Indian Run Apartments)             6.200          12/01/2036             25,522
-------------------------------------------------------------------------------------------------------------------------
           10,000       FL HFA (Hsg. Partners of Panama City)                5.700          05/01/2037             10,228
-------------------------------------------------------------------------------------------------------------------------
           35,000       FL HFA (Landings Boot Ranch)                         6.100          11/01/2035             35,799
-------------------------------------------------------------------------------------------------------------------------
            5,000       FL HFA (Mariner Club Apartments), Series K-1         6.375          09/01/2036              5,136
-------------------------------------------------------------------------------------------------------------------------
        4,905,000       FL HFA (St. Cloud Village Associates)                5.950          02/01/2030          5,034,100
-------------------------------------------------------------------------------------------------------------------------
           25,000       FL HFA (Turtle Creek Apartments)                     6.150          05/01/2026             25,466
-------------------------------------------------------------------------------------------------------------------------
           25,000       FL HFA (Vizcaya Villas)                              6.125          12/01/2021             25,526
-------------------------------------------------------------------------------------------------------------------------
           20,000       FL HFA (Vizcaya Villas)                              6.200          12/01/2028             20,421
-------------------------------------------------------------------------------------------------------------------------
           10,000       FL HFC (Crossing at University Apartments)           5.250          12/01/2038             10,230
-------------------------------------------------------------------------------------------------------------------------
       10,000,000       FL HFC (Homeowner Mtg.)                              5.050          07/01/2026         10,332,900
-------------------------------------------------------------------------------------------------------------------------
       24,660,000       FL HFC (Homeowner Mtg.)                              5.150          07/01/2037         25,542,088
-------------------------------------------------------------------------------------------------------------------------
           10,000       FL HFC (Stonebridge Landings Apartments)             5.200          08/01/2031             10,215
-------------------------------------------------------------------------------------------------------------------------
        2,595,000       FL HFC (Tallahassee Augustine Club Apartments)       8.250          10/01/2030          2,680,142
-------------------------------------------------------------------------------------------------------------------------
        5,160,000       FL HFC (Westchase Apartments)                        6.610          07/01/2038          5,315,471
-------------------------------------------------------------------------------------------------------------------------
       12,425,000       Forest Creek, FL Community Devel. District 7         5.450          05/01/2036         12,614,854
-------------------------------------------------------------------------------------------------------------------------
       18,340,000       Glades, FL Correctional Devel. Corp. (Glades
                        County Detention)                                    7.375          03/01/2030         19,416,191
-------------------------------------------------------------------------------------------------------------------------
          665,000       Grand Haven, FL Community Devel. District
                        Special Assessment, Series B                         6.900          05/01/2019            666,051
-------------------------------------------------------------------------------------------------------------------------


8             |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
        5,995,000       Greater Lakes/Sawgrass Bay, FL Community
$                       Devel. District                                      5.500%         05/01/2038    $     6,135,883
-------------------------------------------------------------------------------------------------------------------------
        6,360,000       Greater Orlando, FL Aviation Authority
                        (JetBlue Airways Corp.)                              6.375          11/15/2026          6,658,793
-------------------------------------------------------------------------------------------------------------------------
       14,865,000       Greater Orlando, FL Aviation Authority
                        (JetBlue Airways Corp.)                              6.500          11/15/2036         15,577,331
-------------------------------------------------------------------------------------------------------------------------
          150,000       Gulf Breeze, FL GO                                   5.900          12/01/2015            151,769
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Heritage Plantation, FL Community Devel.
                        District                                             5.100          11/01/2013          2,017,100
-------------------------------------------------------------------------------------------------------------------------
        3,580,000       Heritage Plantation, FL Community Devel.
                        District                                             5.400          05/01/2037          3,629,118
-------------------------------------------------------------------------------------------------------------------------
          975,000       Highland Meadows, FL Community Devel. District
                        Special Assessment, Series A                         5.500          05/01/2036            996,343
-------------------------------------------------------------------------------------------------------------------------
        4,185,000       Highlands, FL Community Devel. District              5.550          05/01/2036          4,294,731
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Hillsborough County, FL IDA (National Gypsum
                        Company)                                             7.125          04/01/2030          2,201,860
-------------------------------------------------------------------------------------------------------------------------
        9,250,000       Hillsborough County, FL IDA (Senior Care Group)      6.700          07/01/2021          9,516,770
-------------------------------------------------------------------------------------------------------------------------
        6,000,000       Hillsborough County, FL IDA (Senior Care Group)      6.750          07/01/2029          6,144,660
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       Jacksonville, FL EDC (Met Packaging Solutions)       5.500          10/01/2030          3,223,920
-------------------------------------------------------------------------------------------------------------------------
        4,500,000       Jacksonville, FL Health Facilities Authority
                        ROLs                                                 9.832 4        11/15/2032          5,468,400
-------------------------------------------------------------------------------------------------------------------------
          225,000       Jacksonville, FL Water & Sewage (United
                        Waterworks)                                          6.350          08/01/2025            227,729
-------------------------------------------------------------------------------------------------------------------------
          750,000       K-Bar Ranch, FL Community Devel. District
                        Special Assessment                                   5.450          05/01/2036            770,423
-------------------------------------------------------------------------------------------------------------------------
        1,210,000       Keys Cove, FL Community Devel. District              5.875          05/01/2035          1,280,386
-------------------------------------------------------------------------------------------------------------------------
        3,410,000       Lakeland, FL Hospital System (Lakeland
                        Regional Health System) 7                            5.000          11/15/2026          3,554,550
-------------------------------------------------------------------------------------------------------------------------
        6,500,000       Landmark at Doral, FL Community Devel.
                        District Special Assessment                          5.200          05/01/2015          6,542,575
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       Landmark at Doral, FL Community Devel.
                        District Special Assessment                          5.500          05/01/2038          3,065,670
-------------------------------------------------------------------------------------------------------------------------
          135,000       Largo, FL Sun Coast Health System (Sun Coast
                        Hospital)                                            6.200          03/01/2013            135,027
-------------------------------------------------------------------------------------------------------------------------
           85,000       Lee County, FL HFA (Single Family Mtg.)              7.200          03/01/2033             86,403
-------------------------------------------------------------------------------------------------------------------------
           60,000       Lee County, FL Passenger Facility                    5.000          10/01/2018             60,339
-------------------------------------------------------------------------------------------------------------------------
        1,740,000       Madison County, FL Mtg. (Twin Oaks)                  6.000          07/01/2025          1,806,103
-------------------------------------------------------------------------------------------------------------------------
        2,940,000       Magnolia West, FL Community Devel. District
                        Special Assessment                                   5.350          05/01/2037          2,980,425
-------------------------------------------------------------------------------------------------------------------------
          195,000       Manatee County, FL HFA (Single Family Mtg.)          7.000          11/01/2027            199,748
-------------------------------------------------------------------------------------------------------------------------
       14,190,000       Martin County, FL IDA (Indiantown Cogeneration)      7.875          12/15/2025         14,242,219
-------------------------------------------------------------------------------------------------------------------------
          720,000       Martin County, FL IDA (Indiantown Cogeneration)      8.050          12/15/2025            723,031
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Mediterranea, FL Community Devel. District
                        Special Assessment                                   5.600          05/01/2037          1,030,070
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Miami Beach, FL Health Facilities Authority
                        (Mt. Sinai Medical Center)                           6.700          11/15/2019          1,110,560
-------------------------------------------------------------------------------------------------------------------------
          500,000       Miami Beach, FL Health Facilities Authority
                        (Mt. Sinai Medical Center)                           6.800          11/15/2031            559,030
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Miami, FL Health Facilities Authority (Mercy
                        Hospital) IRS                                        6.570 4        08/15/2015          2,004,680
-------------------------------------------------------------------------------------------------------------------------
        8,650,000       Miami-Dade County, FL Aviation ROLs                  6.150 4        10/01/2035          9,411,546
-------------------------------------------------------------------------------------------------------------------------
        8,895,000       Miami-Dade County, FL Aviation ROLs                  8.470 4        10/01/2038         10,400,924
-------------------------------------------------------------------------------------------------------------------------
       17,535,000       Miami-Dade County, FL Aviation ROLs                  8.748 4        10/01/2037         20,519,457
-------------------------------------------------------------------------------------------------------------------------
          700,000       Mira Lago West, FL Community Devel. District         5.375          05/01/2036            709,877
-------------------------------------------------------------------------------------------------------------------------


9             |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$       4,000,000       Miromar Lakes, FL Community Devel. District          6.875%         05/01/2035    $     4,466,400
-------------------------------------------------------------------------------------------------------------------------
        3,790,000       Montecito, FL Community Devel. District              5.500          05/01/2037          3,866,027
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       Monterra, FL Community Devel. District Special
                        Assessment                                           5.500          05/01/2036          3,060,180
-------------------------------------------------------------------------------------------------------------------------
        1,555,000       New Port Tampa Bay, FL Community Devel.
                        District                                             5.300          11/01/2012          1,576,117
-------------------------------------------------------------------------------------------------------------------------
       24,700,000       New Port Tampa Bay, FL Community Devel.
                        District                                             5.875          05/01/2038         25,572,404
-------------------------------------------------------------------------------------------------------------------------
        1,445,000       Oak Creek, FL Community Devel. District
                        Special Assessment                                   5.800          05/01/2035          1,507,699
-------------------------------------------------------------------------------------------------------------------------
        1,535,000       Orange County, FL Health Facilities Authority
                        (GF Orlando/CFGH Obligated Group)                    8.875          07/01/2021          1,714,641
-------------------------------------------------------------------------------------------------------------------------
        3,200,000       Orange County, FL Health Facilities Authority
                        (GF Orlando/CFGH Obligated Group)                    9.000          07/01/2031          3,545,504
-------------------------------------------------------------------------------------------------------------------------
        2,625,000       Orange County, FL HFA                                5.150          03/01/2037          2,726,325
-------------------------------------------------------------------------------------------------------------------------
        6,020,000       Orange County, FL HFA (Dunwoodie Apartments)         6.500          07/01/2035          6,190,185
-------------------------------------------------------------------------------------------------------------------------
        1,755,000       Orange County, FL HFA (Seminole Pointe)              5.800          06/01/2032          1,799,156
-------------------------------------------------------------------------------------------------------------------------
        3,750,000       Palm Bay, FL Educational Facilities (Patriot
                        Charter School)                                      7.000          07/01/2036          4,085,663
-------------------------------------------------------------------------------------------------------------------------
           20,000       Palm Beach County, FL HFA (Chelsea Commons)          5.900          06/01/2029             20,218
-------------------------------------------------------------------------------------------------------------------------
           45,000       Palm Beach County, FL HFA (Golden Lake Hsg.
                        Assoc.)                                              6.100          08/01/2029             45,344
-------------------------------------------------------------------------------------------------------------------------
          685,000       Palm Beach County, FL Multifamily (Boynton
                        Apartments) 1,2                                      8.000          01/01/2014            456,162
-------------------------------------------------------------------------------------------------------------------------
        3,375,000       Palm Coast Park, FL Community Devel. District
                        Special Assessment                                   5.700          05/01/2037          3,450,904
-------------------------------------------------------------------------------------------------------------------------
          975,000       Palm Glades, FL Community Devel. District            5.300          05/01/2036            990,863
-------------------------------------------------------------------------------------------------------------------------
           75,000       Panther Trace, FL Community Devel. District          7.250          05/01/2033             83,199
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       Parkway Center, FL Community Devel. District,
                        Series A                                             6.300          05/01/2034          1,614,030
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Paseo, FL Community Devel. District                  5.000          02/01/2011            997,840
-------------------------------------------------------------------------------------------------------------------------
        4,750,000       Pine Ridge Plantation, FL Community Devel.
                        District                                             5.400          05/01/2037          4,832,555
-------------------------------------------------------------------------------------------------------------------------
        2,325,000       Pinellas County, FL HFA (Single Family Hsg.) 7       5.000          03/01/2038          2,366,990
-------------------------------------------------------------------------------------------------------------------------
        1,105,000       Pinellas County, FL HFA (Single Family Hsg.) 7       5.000          03/01/2048          1,118,028
-------------------------------------------------------------------------------------------------------------------------
          800,000       Pinellas County, FL HFA (Single Family Hsg.) 7       5.250          03/01/2038            808,080
-------------------------------------------------------------------------------------------------------------------------
          560,000       Pinellas County, FL HFA (Single Family Hsg.)         5.300          09/01/2021            579,090
-------------------------------------------------------------------------------------------------------------------------
        2,250,000       Portico, FL Community Devel. District                5.450          05/01/2037          2,287,530
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       Portofino Isles, FL Community Devel. District
                        (Portofino Court)                                    5.600          05/01/2036          3,082,650
-------------------------------------------------------------------------------------------------------------------------
          500,000       Renaissance Commons, FL Community Devel.
                        District, Series A                                   5.600          05/01/2036            513,775
-------------------------------------------------------------------------------------------------------------------------
        1,750,000       Reunion East, FL Community Devel. District           5.800          05/01/2036          1,827,105
-------------------------------------------------------------------------------------------------------------------------
       10,000,000       Reunion East, FL Community Devel. District,
                        Series A                                             7.375          05/01/2033         11,167,700
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Reunion West, FL Community Devel. District
                        Special Assessment                                   6.250          05/01/2036          2,125,760
-------------------------------------------------------------------------------------------------------------------------
        1,105,000       Sanford, FL Airport Facilities Authority
                        (Central Florida Terminals)                          7.500          05/01/2021          1,131,785
-------------------------------------------------------------------------------------------------------------------------
        2,145,000       Sarasota, FL Health Facility Authority
                        (SPS/SHS/SR Obligated Group)                         6.000          05/15/2010          2,191,654
-------------------------------------------------------------------------------------------------------------------------
        4,475,000       Seminole County, FL IDA (Progressive Health)         7.500          03/01/2035          4,660,399
-------------------------------------------------------------------------------------------------------------------------
        6,000,000       Shingle Creek, FL Community Devel. District          6.100          05/01/2025          6,382,320
-------------------------------------------------------------------------------------------------------------------------
        7,250,000       Shingle Creek, FL Community Devel. District          6.125          05/01/2037          7,669,775
-------------------------------------------------------------------------------------------------------------------------
        3,100,000       St. Johns County, FL IDA (Glenmoor Health Care)      5.375          01/01/2040          3,166,123
-------------------------------------------------------------------------------------------------------------------------


10            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$       2,000,000       Stonebrier, FL Community Devel. District             5.500%         05/01/2037    $     2,043,780
-------------------------------------------------------------------------------------------------------------------------
       14,780,000       Tern Bay, FL Community Devel. District               5.375          05/01/2037         15,016,923
-------------------------------------------------------------------------------------------------------------------------
        2,965,000       Town Center, FL at Palm Coast Community Devel.
                        District                                             6.000          05/01/2036          3,096,735
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       Verandah East, FL Community Devel. District          5.400          05/01/2037          1,520,580
-------------------------------------------------------------------------------------------------------------------------
        1,790,000       Villa Portofino West, FL Community Devel.
                        District                                             5.350          05/01/2036          1,799,935
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Villages of Westport, FL Community Devel.
                        District                                             5.700          05/01/2035          2,047,360
-------------------------------------------------------------------------------------------------------------------------
        1,395,000       Waterford Estates, FL Community Devel.
                        District Special Assessment                          5.125          05/01/2013          1,410,359
-------------------------------------------------------------------------------------------------------------------------
        3,400,000       Waterford Estates, FL Community Devel.
                        District Special Assessment                          5.500          05/01/2037          3,501,116
-------------------------------------------------------------------------------------------------------------------------
        7,160,000       Waters Edge, FL Community Devel. District            5.350          05/01/2039          7,253,080
-------------------------------------------------------------------------------------------------------------------------
        1,750,000       Waters Edge, FL Community Devel. District            5.400          05/01/2039          1,771,403
-------------------------------------------------------------------------------------------------------------------------
        7,620,000       Wentworth Estates, FL Community Devel. District      5.625          05/01/2037          7,806,080
-------------------------------------------------------------------------------------------------------------------------
        5,000,000       West Villages, FL Improvement District               5.800          05/01/2036          5,220,750
-------------------------------------------------------------------------------------------------------------------------
        6,525,000       Westside FL Community Devel. District                5.650          05/01/2037          6,704,372
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       Winter Garden Village at Fowler Groves, FL
                        Community Devel. District Special Tax                5.650          05/01/2037          1,552,950
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       World Commerce, FL Community Devel. District
                        Special Assessment                                   6.500          05/01/2036          1,070,810
-------------------------------------------------------------------------------------------------------------------------
        2,270,000       Zephyr Ridge, FL Community Devel. District           5.250          05/01/2013          2,310,610
-------------------------------------------------------------------------------------------------------------------------
        2,705,000       Zephyr Ridge, FL Community Devel. District           5.625          05/01/2037          2,763,617
                                                                                                          ---------------
                                                                                                              624,231,006
-------------------------------------------------------------------------------------------------------------------------
GEORGIA--0.9%
        5,000,000       Atlanta, GA Airport Passenger Facility ROLs          6.180 4        01/01/2034          5,501,850
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       Atlanta, GA Devel. Authority Student Hsg.
                        (ADA/CAU Partners)                                   6.250          07/01/2036          3,416,430
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       Atlanta, GA Tax Allocation (Eastside)                5.600          01/01/2030          1,555,830
-------------------------------------------------------------------------------------------------------------------------
          140,000       Atlanta, GA Urban Residential Finance
                        Authority (Spring Branch Apartments)                 8.500          04/01/2026            126,288
-------------------------------------------------------------------------------------------------------------------------
          580,000       Brunswick & Glynn County, GA Devel. Authority
                        (Coastal Community Retirement Corp.)                 7.125          01/01/2025            573,585
-------------------------------------------------------------------------------------------------------------------------
        7,195,000       Brunswick & Glynn County, GA Devel. Authority
                        (Coastal Community Retirement Corp.)                 7.250          01/01/2035          7,142,692
-------------------------------------------------------------------------------------------------------------------------
           85,000       Brunswick & Glynn County, GA Devel. Authority
                        (Georgia-Pacific Corp.)                              5.550          03/01/2026             85,352
-------------------------------------------------------------------------------------------------------------------------
          130,000       Burke County, GA Devel. Authority (Georgia
                        Power Company)                                       5.450          05/01/2034            130,087
-------------------------------------------------------------------------------------------------------------------------
          170,000       Burke County, GA Devel. Authority (Georgia
                        Power Company)                                       5.450          05/01/2034            170,206
-------------------------------------------------------------------------------------------------------------------------
          155,000       Charlton County, GA Solid Waste Management
                        Authority (Chesser Island Road Landfill)             7.375          04/01/2018            155,846
-------------------------------------------------------------------------------------------------------------------------
           50,000       Cherokee County, GA Hospital Authority (RT
                        Jones Memorial Hospital)                             7.300          12/01/2013             50,142
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       De Kalb County, GA Devel. Authority (General
                        Motors Corp.)                                        6.000          03/15/2021          1,526,100
-------------------------------------------------------------------------------------------------------------------------
        1,045,000       Effingham County, GA Devel. Authority (Fort
                        James Corp.)                                         5.625          07/01/2018          1,065,430
-------------------------------------------------------------------------------------------------------------------------
           55,000       Effingham County, GA IDA Pollution Control
                        (Georgia-Pacific Corp.)                              6.500          06/01/2031             58,395
-------------------------------------------------------------------------------------------------------------------------
          100,000       McDuffie County, GA County Devel. Authority
                        (Temple-Inland)                                      6.950          12/01/2023            106,537
-------------------------------------------------------------------------------------------------------------------------


11            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
           50,000       Private Colleges & University Authority, GA
$                       (Spelman College)                                    6.200%         06/01/2014    $        50,603
-------------------------------------------------------------------------------------------------------------------------
        7,000,000       Richmond County, GA Devel. Authority                 5.000          08/01/2030          7,047,950
                        (International Paper Company)
-------------------------------------------------------------------------------------------------------------------------
        3,245,000       Rockdale County, GA Devel. Authority (Visy
                        Paper)                                               7.400          01/01/2016          3,275,503
-------------------------------------------------------------------------------------------------------------------------
       14,500,000       Rockdale County, GA Devel. Authority (Visy
                        Paper)                                               7.500          01/01/2026         14,636,300
-------------------------------------------------------------------------------------------------------------------------
          430,000       Savannah, GA EDA (Skidway Health & Living
                        Services)                                            6.850          01/01/2019            450,558
-------------------------------------------------------------------------------------------------------------------------
        1,005,000       Savannah, GA EDA (Skidway Health & Living
                        Services)                                            7.400          01/01/2024          1,068,747
-------------------------------------------------------------------------------------------------------------------------
        2,885,000       Savannah, GA EDA (Skidway Health & Living
                        Services)                                            7.400          01/01/2034          3,052,243
-------------------------------------------------------------------------------------------------------------------------
        2,160,000       Savannah, GA EDA (Stone Container Corp.)             8.125          07/01/2015          2,208,622
                                                                                                          ---------------
                                                                                                               53,455,296
-------------------------------------------------------------------------------------------------------------------------
HAWAII--0.4%
        2,500,000       HI Dept. of Budget & Finance RITES                   5.710 4        12/01/2022          2,905,600
-------------------------------------------------------------------------------------------------------------------------
        2,125,000       HI Dept. of Budget & Finance RITES                   7.004 4        09/01/2032          2,440,095
-------------------------------------------------------------------------------------------------------------------------
          350,000       HI Dept. of Budget & Finance Special Purpose
                        (Hawaiian Electric Company)                          5.450          11/01/2023            352,034
-------------------------------------------------------------------------------------------------------------------------
           50,000       HI Dept. of Budget & Finance Special Purpose
                        (Hawaiian Electric Company)                          6.200          05/01/2026             50,599
-------------------------------------------------------------------------------------------------------------------------
       10,600,000       HI Dept. of Budget & Finance Special Purpose
                        (Kahala Nui)                                         8.000          11/15/2033         12,296,742
-------------------------------------------------------------------------------------------------------------------------
        2,600,000       HI Dept. of Budget & Finance Special Purpose
                        (Kahala Senior Living Community)                     7.875          11/15/2023          3,015,974
-------------------------------------------------------------------------------------------------------------------------
           30,000       HI Dept. of Transportation (Continental
                        Airlines)                                            5.625          11/15/2027             29,834
-------------------------------------------------------------------------------------------------------------------------
        5,745,000       HI Dept. of Transportation (Continental
                        Airlines)                                            7.000          06/01/2020          6,046,210
                                                                                                          ---------------
                                                                                                               27,137,088
-------------------------------------------------------------------------------------------------------------------------
IDAHO--0.2%
        3,000,000       ID Health Facilities Authority (Valley Vista
                        Care Corp.)                                          7.875          11/15/2022          3,154,590
-------------------------------------------------------------------------------------------------------------------------
        3,595,000       ID Hsg. & Finance Assoc. (Single Family Mtg.) 7      4.750          01/01/2038          3,603,233
-------------------------------------------------------------------------------------------------------------------------
        1,345,000       ID Hsg. & Finance Assoc. (Single Family Mtg.) 7      4.800          01/01/2028          1,346,089
-------------------------------------------------------------------------------------------------------------------------
          505,000       ID Hsg. & Finance Assoc. (Single Family Mtg.) 7      4.800          01/01/2037            506,762
-------------------------------------------------------------------------------------------------------------------------
        2,900,000       ID Hsg. & Finance Assoc. (Single Family Mtg.)        5.000          01/01/2038          2,959,247
-------------------------------------------------------------------------------------------------------------------------
          125,000       ID Hsg. & Finance Assoc. (Single Family Mtg.)        5.950          01/01/2014            126,973
-------------------------------------------------------------------------------------------------------------------------
           25,000       ID Hsg. Agency (Park Place)                          6.500          12/01/2036             25,642
-------------------------------------------------------------------------------------------------------------------------
          120,000       ID Hsg. Agency (Single Family Mtg.)                  6.200          07/01/2025            122,798
-------------------------------------------------------------------------------------------------------------------------
          710,000       ID Hsg. Agency (Single Family Mtg.)                  6.550          07/01/2025            726,699
                                                                                                          ---------------
                                                                                                               12,572,033
-------------------------------------------------------------------------------------------------------------------------
ILLINOIS--3.5%
        4,262,500       Bolingbrook, IL Will & Du Page Counties
                        Wastewater Facilities (Crossroads Treatment)         6.600          01/01/2035          4,344,468
-------------------------------------------------------------------------------------------------------------------------
        8,000,000       Caseyville, IL Tax (Forest Lakes)                    7.000          12/30/2022          8,454,160
-------------------------------------------------------------------------------------------------------------------------
        8,000,000       Centerpoint, IL Intermodal Center Program            8.000          06/15/2023          8,242,320
-------------------------------------------------------------------------------------------------------------------------
       10,000,000       Chicago, IL Midway Airport                           5.500          01/01/2029         10,131,500
-------------------------------------------------------------------------------------------------------------------------
        5,000,000       Chicago, IL O'Hare International Airport
                        (American Airlines)                                  8.200          12/01/2024          5,156,000
-------------------------------------------------------------------------------------------------------------------------
        8,050,000       Chicago, IL O'Hare International Airport RITES      10.594 4        01/01/2029         12,026,539
-------------------------------------------------------------------------------------------------------------------------


12            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
$       2,000,000       Chicago, IL O'Hare International Airport ROLs        8.728% 4       01/01/2034    $     2,222,480
-------------------------------------------------------------------------------------------------------------------------
        5,375,000       Cortland, IL Special Tax (Sheaffer System)           5.500          03/01/2017          5,446,864
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       Deerfield, IL Educational Facilities
                        (Chicagoland Jewish High School)                     6.000          05/01/2041          1,538,745
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Du Page County, IL Special Service Area No. 31
                        Special Tax (Monarch Landing)                        5.625          03/01/2036          1,047,230
-------------------------------------------------------------------------------------------------------------------------
        1,375,000       Godfrey, IL (United Methodist Village)               5.875          11/15/2029          1,148,675
-------------------------------------------------------------------------------------------------------------------------
           26,961       IL Devel. Finance Authority (Community Rehab
                        Providers)                                           8.250          08/01/2012             22,941
-------------------------------------------------------------------------------------------------------------------------
       23,540,000       IL Devel. Finance Authority Environmental
                        Facilities (Citgo Petroleum Corp.)                   8.000          06/01/2032         26,515,221
-------------------------------------------------------------------------------------------------------------------------
           30,000       IL Devel. Finance Authority Pollution Control
                        (Rockford School)                                    6.700          02/01/2013             30,224
-------------------------------------------------------------------------------------------------------------------------
        4,350,000       IL Educational Facilities Authority (Plum
                        Creek Rolling Meadows)                               6.500          12/01/2037          4,424,516
-------------------------------------------------------------------------------------------------------------------------
        3,195,000       IL Finance Authority (Bethel Terrace
                        Apartments)                                          5.375          09/01/2035          3,217,077
-------------------------------------------------------------------------------------------------------------------------
        4,250,000       IL Finance Authority (Clare Oaks)                    6.000          11/15/2039          4,442,143
-------------------------------------------------------------------------------------------------------------------------
        8,000,000       IL Finance Authority (Covered Bridges
                        Apartments)                                          4.875          06/01/2039          8,097,440
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       IL Finance Authority (Friendship Village
                        Schaumburg)                                          5.375          02/15/2025          2,028,540
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       IL Finance Authority (Friendship Village
                        Schaumburg)                                          5.625          02/15/2037          2,047,000
-------------------------------------------------------------------------------------------------------------------------
          850,000       IL Finance Authority (Luther Oaks)                   6.000          08/15/2026            897,566
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       IL Finance Authority (Luther Oaks)                   6.000          08/15/2039          1,578,075
-------------------------------------------------------------------------------------------------------------------------
        3,640,000       IL Finance Authority (Lutheran Social Services
                        of Illinois/Vesper Management Corp. Obligated
                        Group)                                               5.125          08/15/2028          3,645,496
-------------------------------------------------------------------------------------------------------------------------
        3,265,000       IL Finance Authority (Lutheran Social Services)      5.000          08/15/2024          3,241,949
-------------------------------------------------------------------------------------------------------------------------
        3,500,000       IL Finance Authority (Three Crowns Park Plaza)       5.875          02/15/2038          3,631,005
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       IL Health Facilities Authority                       6.900          11/15/2033          1,651,665
-------------------------------------------------------------------------------------------------------------------------
        1,725,000       IL Health Facilities Authority (Edward
                        Hospital)                                            6.000          02/15/2019          1,754,394
-------------------------------------------------------------------------------------------------------------------------
        2,600,000       IL Health Facilities Authority (Glen Oaks)           7.000          11/15/2019          2,718,378
-------------------------------------------------------------------------------------------------------------------------
        6,700,000       IL Health Facilities Authority (Hinsdale)            7.000          11/15/2019          7,032,320
-------------------------------------------------------------------------------------------------------------------------
           60,000       IL Health Facilities Authority (LUHS/LUMC
                        Obligated Group)                                     6.125          07/01/2031             64,058
-------------------------------------------------------------------------------------------------------------------------
        2,125,000       IL Health Facilities Authority RITES                 7.232 4        02/15/2025          2,500,063
-------------------------------------------------------------------------------------------------------------------------
        1,555,000       IL Hsg. Devel. Authority (65th Street Devel.
                        Partnership)                                         4.900          07/01/2036          1,570,799
-------------------------------------------------------------------------------------------------------------------------
           30,000       IL Hsg. Devel. Authority (Garden House River
                        Oak)                                                 6.875          01/01/2020             30,596
-------------------------------------------------------------------------------------------------------------------------
          285,000       IL Hsg. Devel. Authority (Multifamily Hsg.),
                        Series 1991-A                                        8.125          07/01/2010            296,959
-------------------------------------------------------------------------------------------------------------------------
        1,900,000       IL Hsg. Devel. Authority (Multifamily Hsg.),
                        Series 1991-A                                        8.250          07/01/2016          1,982,308
-------------------------------------------------------------------------------------------------------------------------
           15,000       IL Hsg. Devel. Authority (Multifamily Hsg.),
                        Series A                                             7.100          07/01/2026             15,023
-------------------------------------------------------------------------------------------------------------------------
        1,525,000       IL Hsg. Devel. Authority (Pineview of Rockford)      5.000          07/01/2031          1,561,509
-------------------------------------------------------------------------------------------------------------------------
        3,080,000       IL Hsg. Devel. Authority (Pineview of Rockford)      5.050          07/01/2038          3,160,480
-------------------------------------------------------------------------------------------------------------------------
          890,000       IL Hsg. Devel. Authority (Prairie View
                        Apartments)                                          4.900          07/01/2036            897,725
-------------------------------------------------------------------------------------------------------------------------
          985,000       Lombard, IL Facilities Corp. ROLs                    9.792 4        01/01/2030          1,255,087
-------------------------------------------------------------------------------------------------------------------------
        1,250,000       Lombard, IL Facilities Corp. ROLs                    9.792 4        01/01/2036          1,577,175
-------------------------------------------------------------------------------------------------------------------------
        2,600,000       Lombard, IL Public Facilities Corp.
                        (Conference Center & Hotel)                          5.250          01/01/2036          2,770,118
-------------------------------------------------------------------------------------------------------------------------


13            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
       13,635,000       Lombard, IL Public Facilities Corp.
$                       (Conference Center & Hotel)                          7.125%         01/01/2036    $    14,666,215
-------------------------------------------------------------------------------------------------------------------------
        5,105,000       Otter Creek, IL Water Reclamation District           5.000          01/01/2039          5,381,436
-------------------------------------------------------------------------------------------------------------------------
          490,000       Peoria, IL Hsg. (Peoria Oak Woods Apartments)        7.750          10/15/2033            490,304
-------------------------------------------------------------------------------------------------------------------------
        3,500,000       Plano, IL Special Service Area No. 5                 6.000          03/01/2036          3,609,865
-------------------------------------------------------------------------------------------------------------------------
        6,375,000       Quad Cities, IL Regional EDA (Pheasant Ridge
                        Apartments)                                          6.375          08/01/2040          6,219,004
-------------------------------------------------------------------------------------------------------------------------
       19,026,158       Robbins, IL Res Rec (Robbins Res Rec Partners)       7.250          10/15/2024         19,766,656
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       Southwestern, IL Devel. Authority (Eden
                        Retirement Center)                                   5.850          12/01/2036          1,510,365
-------------------------------------------------------------------------------------------------------------------------
        3,200,000       Volo Village, IL Special Service Area
                        (Lancaster Falls)                                    5.750          03/01/2036          3,230,496
-------------------------------------------------------------------------------------------------------------------------
        5,660,000       Volo Village, IL Special Service Area
                        (Remington Pointe)                                   6.450          03/01/2034          6,007,581
-------------------------------------------------------------------------------------------------------------------------
        5,175,000       Yorkville, IL United City Special Services
                        Area Special Tax (Bristol Bay)                       5.875          03/01/2036          5,217,125
                                                                                                          ---------------
                                                                                                              220,515,878
-------------------------------------------------------------------------------------------------------------------------
INDIANA--0.7%
          295,000       East Chicago, IN Solid Waste Disposal (USG
                        Corp.)                                               6.375          08/01/2029            312,222
-------------------------------------------------------------------------------------------------------------------------
           25,000       Fort Wayne, IN Pollution Control (General
                        Motors Corp.)                                        6.200          10/15/2025             25,554
-------------------------------------------------------------------------------------------------------------------------
           25,000       IN Bond Bank (Southwestern Bartholomew Water
                        Corp.)                                               6.625          06/01/2012             25,041
-------------------------------------------------------------------------------------------------------------------------
        1,690,000       IN Health Facility Financing Authority RITES         8.702 4        11/01/2031          2,331,118
-------------------------------------------------------------------------------------------------------------------------
        2,500,000       IN Health Facility Financing Authority RITES         8.708 4        11/01/2031          3,448,400
-------------------------------------------------------------------------------------------------------------------------
           20,000       IN HFA (Single Family Mtg.)                          5.550          01/01/2025             20,057
-------------------------------------------------------------------------------------------------------------------------
          550,000       IN Pollution Control (General Motors Corp.)          5.625          04/01/2011            545,232
-------------------------------------------------------------------------------------------------------------------------
        4,360,000       Indianapolis, IN Hsg. (Cambridge Station
                        Apartments)                                          5.250          01/01/2039          4,489,143
-------------------------------------------------------------------------------------------------------------------------
           25,000       Jasper County, IN Economic Devel.
                        (Georgia-Pacific Corp.)                              5.600          04/01/2029             25,276
-------------------------------------------------------------------------------------------------------------------------
           85,000       Jasper County, IN Economic Devel.
                        (Georgia-Pacific Corp.)                              5.625          12/01/2027             85,652
-------------------------------------------------------------------------------------------------------------------------
       17,505,000       North Manchester, IN (Estelle Peabody Memorial
                        Home)                                                7.250          07/01/2033         18,264,367
-------------------------------------------------------------------------------------------------------------------------
        4,500,000       Petersburg, IN Pollution Control (Indianapolis
                        Power & Light Company)                               6.625          12/01/2024          4,510,800
-------------------------------------------------------------------------------------------------------------------------
          230,000       St. Joseph County, IN Economic Devel. (Holy
                        Cross Village Notre Dame)                            5.550          05/15/2019            233,574
-------------------------------------------------------------------------------------------------------------------------
          265,000       St. Joseph County, IN Economic Devel. (Holy
                        Cross Village Notre Dame)                            5.700          05/15/2028            269,274
-------------------------------------------------------------------------------------------------------------------------
          500,000       St. Joseph County, IN Economic Devel. (Holy
                        Cross Village Notre Dame)                            6.000          05/15/2038            525,930
-------------------------------------------------------------------------------------------------------------------------
        6,915,000       Vincennes, IN Economic Devel. (Southwest
                        Indiana Regional Youth Village)                      6.250          01/01/2024          6,973,155
                                                                                                          ---------------
                                                                                                               42,084,795
-------------------------------------------------------------------------------------------------------------------------
IOWA--3.0%
        4,565,000       Cedar Rapids, IA (Cottage Grove Place)               6.000          07/01/2014          4,135,753
-------------------------------------------------------------------------------------------------------------------------
          750,000       Coralville, IA Urban Renewal                         5.750          06/01/2028            775,043
-------------------------------------------------------------------------------------------------------------------------
          750,000       Coralville, IA Urban Renewal                         6.000          06/01/2036            782,588
-------------------------------------------------------------------------------------------------------------------------
          520,000       IA Finance Authority (Amity Fellowserve)             5.900          10/01/2016            533,390
-------------------------------------------------------------------------------------------------------------------------
          860,000       IA Finance Authority (Amity Fellowserve)             6.000          10/01/2028            846,567
-------------------------------------------------------------------------------------------------------------------------


14            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
IOWA CONTINUED
$         940,000       IA Finance Authority (Amity Fellowserve)             6.375%         10/01/2026    $       965,606
-------------------------------------------------------------------------------------------------------------------------
        2,190,000       IA Finance Authority (Amity Fellowserve)             6.500          10/01/2036          2,244,553
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       IA Finance Authority Health Facilities (Care
                        Initiatives)                                         5.500          07/01/2025          3,169,020
-------------------------------------------------------------------------------------------------------------------------
          900,000       IA Finance Authority Retirement Community
                        (Friendship Haven)                                   6.125          11/15/2032            921,834
-------------------------------------------------------------------------------------------------------------------------
       10,000,000       IA Higher Education Loan Authority (Wartburg
                        College)                                             5.300          10/01/2037         10,335,500
-------------------------------------------------------------------------------------------------------------------------
       34,050,000       IA Tobacco Settlement Authority                      5.375          06/01/2038         35,791,658
-------------------------------------------------------------------------------------------------------------------------
       56,000,000       IA Tobacco Settlement Authority                      5.500          06/01/2042         59,030,720
-------------------------------------------------------------------------------------------------------------------------
        5,000,000       IA Tobacco Settlement Authority                      5.625          06/01/2046          5,314,300
-------------------------------------------------------------------------------------------------------------------------
      190,800,000       IA Tobacco Settlement Authority                      6.250 3        06/01/2046         17,238,780
-------------------------------------------------------------------------------------------------------------------------
      360,990,000       IA Tobacco Settlement Authority                      7.125 3        06/01/2046         23,092,530
-------------------------------------------------------------------------------------------------------------------------
       20,000,000       IA Tobacco Settlement Authority ROLs 6               9.254 4        06/01/2046         23,771,600
                                                                                                          ---------------
                                                                                                              188,949,442
-------------------------------------------------------------------------------------------------------------------------
KANSAS--0.4%
        1,125,000       KS Devel. Finance Authority (Oak Ridge Park
                        Associates)                                          6.500          02/01/2018          1,150,211
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       KS Devel. Finance Authority (Oak Ridge Park
                        Associates)                                          6.625          08/01/2029          1,021,720
-------------------------------------------------------------------------------------------------------------------------
        1,290,000       Lenexa, KS Multifamily Hsg. (Meadows
                        Apartments)                                          7.950          10/15/2035          1,315,619
-------------------------------------------------------------------------------------------------------------------------
        1,310,000       Sedgwick & Shawnee Counties, KS Hsg. (Single
                        Family Mtg.)                                         5.900          06/01/2028          1,323,611
-------------------------------------------------------------------------------------------------------------------------
        3,025,000       Sedgwick & Shawnee Counties, KS Hsg. (Single
                        Family Mtg.)                                         5.900          12/01/2035          3,260,920
-------------------------------------------------------------------------------------------------------------------------
        5,615,000       Sedgwick & Shawnee Counties, KS Hsg. (Single
                        Family Mtg.)                                         5.950          06/01/2036          6,076,497
-------------------------------------------------------------------------------------------------------------------------
        2,625,000       Sedgwick & Shawnee Counties, KS Hsg. (Single
                        Family Mtg.)                                         6.450          12/01/2033          2,824,474
-------------------------------------------------------------------------------------------------------------------------
        1,530,000       Sedgwick & Shawnee Counties, KS Hsg. (Single
                        Family Mtg.)                                         6.450          12/01/2033          1,646,265
-------------------------------------------------------------------------------------------------------------------------
          800,000       Sedgwick & Shawnee Counties, KS Hsg. (Single
                        Family Mtg.)                                         6.875          12/01/2026            802,928
-------------------------------------------------------------------------------------------------------------------------
          295,000       Sedgwick & Shawnee Counties, KS Hsg. (Single
                        Family Mtg.)                                         7.600          12/01/2031            297,835
-------------------------------------------------------------------------------------------------------------------------
          735,000       Sedgwick & Shawnee Counties, KS Hsg. (Single
                        Family Mtg.)                                         7.600          12/01/2031            742,063
-------------------------------------------------------------------------------------------------------------------------
          660,000       Wichita, KS Hsg. (Christian Relief Services
                        Kansas Affordable Hsg. Corp.)                        5.900          12/01/2016            417,681
-------------------------------------------------------------------------------------------------------------------------
        1,650,000       Wichita, KS Hsg. (Innes Station Apartments)          6.250          03/01/2028          1,675,724
-------------------------------------------------------------------------------------------------------------------------
        2,500,000       Wyandotte County/Kansas City, KS Unified
                        Government Industrial Devel. (Crestwood
                        Apartments)                                          6.950          06/01/2037          2,529,325
-------------------------------------------------------------------------------------------------------------------------
        1,400,000       Wyandotte County/Kansas City, KS Unified
                        Government Pollution Control (General Motors)        6.000          06/01/2025          1,420,454
                                                                                                          ---------------
                                                                                                               26,505,327
-------------------------------------------------------------------------------------------------------------------------
KENTUCKY--1.7%
           15,000       Elizabethtown, KY Industrial Building
                        (Elizabethtown Medical Rehabilitation)              10.250          12/01/2016             15,078
-------------------------------------------------------------------------------------------------------------------------
       27,170,000       Kenton County, KY Airport Special Facilities
                        (Delta Airlines) 1,8                                 6.125          02/01/2022         16,341,125
-------------------------------------------------------------------------------------------------------------------------


15            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
KENTUCKY CONTINUED
       45,760,000       Kenton County, KY Airport Special Facilities
$                       (Delta Airlines) 1,8                                 7.125%         02/01/2021    $    27,514,115
-------------------------------------------------------------------------------------------------------------------------
          150,000       Kenton County, KY Airport Special Facilities
                        (Delta Airlines) 1,8                                 7.250          02/01/2022             90,198
-------------------------------------------------------------------------------------------------------------------------
       28,805,000       Kenton County, KY Airport Special Facilities
                        (Delta Airlines) 1,8                                 7.500          02/01/2012         17,302,875
-------------------------------------------------------------------------------------------------------------------------
       31,200,000       Kenton County, KY Airport Special Facilities
                        (Delta Airlines) 1,8                                 7.500          02/01/2020         18,757,128
-------------------------------------------------------------------------------------------------------------------------
        4,930,000       Kenton County, KY Airport Special Facilities
                        (Mesaba Aviation) 8                                  6.625          07/01/2019          4,899,828
-------------------------------------------------------------------------------------------------------------------------
        5,000,000       Kenton County, KY Airport Special Facilities
                        (Mesaba Aviation)                                    6.700          07/01/2029          5,142,150
-------------------------------------------------------------------------------------------------------------------------
        2,685,000       Kuttawa, KY (1st Mortgage-GF/Kentucky)               6.750          03/01/2029          2,685,671
-------------------------------------------------------------------------------------------------------------------------
        2,900,000       Morgantown, KY Solid Waste Disposal
                        (Imco Recycling)                                     6.000          05/01/2023          2,905,800
-------------------------------------------------------------------------------------------------------------------------
        1,200,000       Morgantown, KY Solid Waste Disposal
                        (Imco Recycling)                                     7.450          05/01/2022          1,231,056
-------------------------------------------------------------------------------------------------------------------------
        5,740,000       Morgantown, KY Solid Waste Disposal
                        (Imco Recycling)                                     7.650          05/01/2016          5,861,229
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Perry County, KY Solid Waste Disposal
                        (Weyerhaeuser Company)                               6.550          04/15/2027          2,061,600
                                                                                                          ---------------
                                                                                                              104,807,853
-------------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.3%
        5,565,000       Calcasieu Parish, LA Industrial Devel. Board
                        Pollution Control (Gulf States Utilities
                        Company)                                             6.750          10/01/2012          5,625,492
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       Claiborne Parish, LA Law Enforcement District
                        (Claiborne Correctional Facilities) 8                6.250          03/01/2019          3,146,370
-------------------------------------------------------------------------------------------------------------------------
        1,400,000       Epps, LA COP 8                                       8.000          06/01/2018          1,454,418
-------------------------------------------------------------------------------------------------------------------------
        2,500,000       Juban Park, LA Community Devel. District
                        Special Assessment                                   5.150          10/01/2014          2,520,425
-------------------------------------------------------------------------------------------------------------------------
        3,790,000       LA CDA (Eunice Student Hsg. Foundation)              7.375          09/01/2033          3,454,092
-------------------------------------------------------------------------------------------------------------------------
        8,490,000       LA Gas & Fuels Tax, Series A 7                       5.000          05/01/2041          8,986,835
-------------------------------------------------------------------------------------------------------------------------
          155,000       LA HFA (Single Family Mtg.)                          6.300          06/01/2020            156,920
-------------------------------------------------------------------------------------------------------------------------
        1,120,000       LA Local Government EF&CD Authority
                        (Cypress Apartments)                                 8.000          04/20/2028          1,119,922
-------------------------------------------------------------------------------------------------------------------------
          580,000       LA Local Government EF&CD Authority
                        (Oakleigh Apartments)                                8.500          06/01/2038            605,549
-------------------------------------------------------------------------------------------------------------------------
        4,100,000       LA Local Government EF&CD Authority
                        (Oakleigh Apartments) Series A                       6.375          06/01/2038          4,383,105
-------------------------------------------------------------------------------------------------------------------------
          510,000       LA Local Government EF&CD Authority
                        (Sharlo Apartments)                                  8.000          06/20/2028            510,051
-------------------------------------------------------------------------------------------------------------------------
        8,000,000       LA Local Government EF&CD Authority
                        (St. James Place)                                    7.000          11/01/2029          8,314,000
-------------------------------------------------------------------------------------------------------------------------
        7,460,000       LA Public Facilities Authority (Lake Charles
                        Memorial Hospital)                                   8.625          12/01/2030          8,037,404
-------------------------------------------------------------------------------------------------------------------------
        5,350,000       LA Public Facilities Authority (Progressive
                        Healthcare)                                          6.375          10/01/2028          5,370,705
-------------------------------------------------------------------------------------------------------------------------
        1,875,000       LA Public Facilities Authority ROLs                  8.818 4        05/15/2022          2,095,950
-------------------------------------------------------------------------------------------------------------------------
      119,935,000       LA Tobacco Settlement Financing Corp. (TASC)         5.875          05/15/2039        127,741,569
-------------------------------------------------------------------------------------------------------------------------


16            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
        9,630,000       LA Tobacco Settlement Financing Corp. (TASC),
$                       Series B                                             5.500%         05/15/2030    $    10,114,004
-------------------------------------------------------------------------------------------------------------------------
           45,000       Lake Charles, LA Non-Profit HDC Section 8
                        (Chateau)                                            7.875          02/15/2025             45,276
-------------------------------------------------------------------------------------------------------------------------
       11,700,000       New Orleans, LA Exhibit Hall Special Tax
                        (Ernest N. Morial) ROLs                              6.680 4        07/15/2028         13,044,447
-------------------------------------------------------------------------------------------------------------------------
          735,000       New Orleans, LA Finance Authority
                        (Single Family Mtg.)                                 6.218 3        12/01/2032            147,485
-------------------------------------------------------------------------------------------------------------------------
        1,835,000       New Orleans, LA Finance Authority
                        (Single Family Mtg.)                                 6.372 3        06/01/2032            364,266
-------------------------------------------------------------------------------------------------------------------------
          340,000       New Orleans, LA HDC (Southwood Patio)                7.700          02/01/2022            345,515
-------------------------------------------------------------------------------------------------------------------------
           50,000       Tensas Parish, LA Law Enforcement District COP 8     8.000          10/01/2010             51,306
-------------------------------------------------------------------------------------------------------------------------
          140,000       West Feliciana Parish, LA Pollution Control
                        (Entergy Gulf States)                                5.800          12/01/2015            140,200
-------------------------------------------------------------------------------------------------------------------------
          270,000       West Feliciana Parish, LA Pollution Control
                        (Entergy Gulf States)                                5.800          04/01/2016            272,117
                                                                                                          ---------------
                                                                                                              208,047,423
-------------------------------------------------------------------------------------------------------------------------
MAINE--0.8%
       35,020,000       ME Finance Authority Solid Waste Recycling
                        Facilities (Great Northern Paper)                    7.750          10/01/2022         35,311,016
-------------------------------------------------------------------------------------------------------------------------
           90,000       ME Municipal Bond Bank, Series D                     6.300          11/01/2014             90,194
-------------------------------------------------------------------------------------------------------------------------
        1,185,000       ME State Hsg. Authority Mtg. ROLs                    9.292 4        11/15/2022          1,312,127
-------------------------------------------------------------------------------------------------------------------------
           20,000       North Berwick, ME (Hussey Seating Company) 8         7.000          12/01/2013             20,336
-------------------------------------------------------------------------------------------------------------------------
        4,800,000       Rumford, ME Pollution Control
                        (Boise Cascade Corp.)                                6.625          07/01/2020          4,861,392
-------------------------------------------------------------------------------------------------------------------------
        6,200,000       Rumford, ME Solid Waste Disposal
                        (Boise Cascade Corp.)                                6.875          10/01/2026          6,763,084
                                                                                                          ---------------
                                                                                                               48,358,149
-------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.5%
        3,000,000       Baltimore, MD Convention Center                      5.875          09/01/2039          3,182,340
-------------------------------------------------------------------------------------------------------------------------
        6,810,000       Brunswick, MD Special Obligation
                        (Brunswick Crossing)                                 5.500          07/01/2036          6,976,164
-------------------------------------------------------------------------------------------------------------------------
        3,090,000       MD Community Devel. Administration
                        (Dept. of Hsg. & Community Devel.)                   5.050          07/01/2047          3,160,359
-------------------------------------------------------------------------------------------------------------------------
        8,000,000       MD EDC (Chesapeake Bay)                              5.000          12/01/2031          8,028,000
-------------------------------------------------------------------------------------------------------------------------
          400,000       MD EDC Student Hsg. (University of Maryland)         5.625          10/01/2023            401,112
-------------------------------------------------------------------------------------------------------------------------
        5,000,000       MD EDC Student Hsg. (University of Maryland)         5.750          10/01/2033          5,020,950
-------------------------------------------------------------------------------------------------------------------------
          750,000       MD H&HEFA (Edenwald)                                 5.400          01/01/2031            789,113
-------------------------------------------------------------------------------------------------------------------------
          600,000       MD H&HEFA (Edenwald)                                 5.400          01/01/2037            629,862
-------------------------------------------------------------------------------------------------------------------------
          320,000       MD Industrial Devel. Financing Authority
                        (Our Lady of Good Counsel)                           5.500          05/01/2020            338,803
-------------------------------------------------------------------------------------------------------------------------
          800,000       MD Industrial Devel. Financing Authority
                        (Our Lady of Good Counsel)                           6.000          05/01/2035            860,872
-------------------------------------------------------------------------------------------------------------------------
          150,000       MD Stadium Authority (Convention Center
                        Expansion)                                           5.875          12/15/2010            150,408
-------------------------------------------------------------------------------------------------------------------------
        3,950,000       Prince Georges County, MD Special Obligation
                        (National Harbor)                                    5.200          07/01/2034          4,041,838
                                                                                                          ---------------
                                                                                                               33,579,821


17            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--0.5%
           40,000       MA Devel. Finance Agency (Alliance Health of
                        Brockton/Alliance Health of Quincy Obligated
$                       Group)                                               7.100%         07/01/2032    $        41,771
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       MA Devel. Finance Agency (Curry College)             5.000          03/01/2036          1,035,770
-------------------------------------------------------------------------------------------------------------------------
          800,000       MA Devel. Finance Agency
                        (Eastern Nazarene College)                           5.625          04/01/2019            827,080
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       MA Devel. Finance Agency
                        (Eastern Nazarene College)                           5.625          04/01/2029          2,057,660
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       MA GO ROLs                                           8.818 4        08/01/2027          2,565,880
-------------------------------------------------------------------------------------------------------------------------
           85,000       MA H&EFA (Holyoke Hospital)                          6.500          07/01/2015             85,027
-------------------------------------------------------------------------------------------------------------------------
           10,000       MA H&EFA (Medical Academic and Scientific
                        Community Organization)                              6.625          01/01/2015             10,040
-------------------------------------------------------------------------------------------------------------------------
        2,500,000       MA H&EFA RITES                                       5.910 4        08/15/2035          2,877,350
-------------------------------------------------------------------------------------------------------------------------
       13,020,000       MA HFA RITES 6                                       6.810 4        07/01/2025         14,684,737
-------------------------------------------------------------------------------------------------------------------------
        5,640,000       MA HFA ROLs                                          8.758 4        07/01/2022          6,067,399
                                                                                                          ---------------
                                                                                                               30,252,714
-------------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.1%
        2,625,000       Kent, MI Hospital Finance Authority                  6.250          07/01/2040          2,944,463
-------------------------------------------------------------------------------------------------------------------------
        2,475,000       MI Higher Education Student Loan Authority
                        RITES                                                8.439 4        09/01/2026          2,993,661
-------------------------------------------------------------------------------------------------------------------------
           65,000       MI Hospital Finance Authority (Detroit Medical
                        Center)                                              6.500          08/15/2018             65,045
-------------------------------------------------------------------------------------------------------------------------
       20,000,000       MI Hospital Finance Authority (Henry Ford
                        Health System)                                       5.250          11/15/2046         21,205,600
-------------------------------------------------------------------------------------------------------------------------
        1,200,000       MI Hsg. Devel. Authority (Deaconess Tower)           5.200          08/20/2038          1,244,616
-------------------------------------------------------------------------------------------------------------------------
          500,000       MI Hsg. Devel. Authority, Series D                   5.200          10/01/2042            517,885
-------------------------------------------------------------------------------------------------------------------------
        2,185,000       MI Job Devel. Authority Pollution Control
                        (General Motors Corp.)                               5.550          04/01/2009          2,178,008
-------------------------------------------------------------------------------------------------------------------------
          450,000       MI Public Educational Facilities Authority
                        (Black River School)                                 5.800          09/01/2030            462,690
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       MI Public Educational Facilities Authority
                        (Old Redford Academy)                                6.000          12/01/2035          2,031,340
-------------------------------------------------------------------------------------------------------------------------
        4,900,000       MI Strategic Fund (Genesee Power Station)            7.500          01/01/2021          4,899,755
-------------------------------------------------------------------------------------------------------------------------
          360,000       MI Strategic Fund Limited Obligation (Clark
                        Retirement Community/Clark Retirement
                        Community Foundation Obligated Group)                5.650          09/01/2029            381,611
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       MI Strategic Fund Limited Obligation
                        (Detroit Edison Company) ROLs                       10.756 4        06/01/2030          2,636,280
-------------------------------------------------------------------------------------------------------------------------
        5,505,000       MI Strategic Fund Limited Obligation
                        (Ford Motor Company), Series A                       6.550          10/01/2022          5,519,093
-------------------------------------------------------------------------------------------------------------------------
       27,895,000       MI Strategic Fund Pollution Control
                        (General Motors Corp.)                               7.000 9        12/01/2008         27,895,000
-------------------------------------------------------------------------------------------------------------------------
       15,375,000       MI Strategic Fund Pollution Control
                        (General Motors Corp.)                               7.100 9        04/01/2008         15,375,000
-------------------------------------------------------------------------------------------------------------------------
       25,250,000       Midland County, MI EDC (Midland Cogeneration
                        Venture)                                             6.875          07/23/2009         25,864,585
-------------------------------------------------------------------------------------------------------------------------
          800,000       Pontiac, MI Tax Increment Finance Authority          6.375          06/01/2031            861,072
-------------------------------------------------------------------------------------------------------------------------
        3,765,000       Wayne Charter County, MI Airport Facilities
                        (Northwest Airlines) 1,2                             6.000          12/01/2029          2,643,745
-------------------------------------------------------------------------------------------------------------------------
        7,795,000       Wayne County, MI Airport Authority ROLs              8.748 4        12/01/2029          9,253,600
                                                                                                          ---------------
                                                                                                              128,973,049


18            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
MINNESOTA--2.4%
        1,375,000       Aitkin, MN Health Care Facilities (Riverwood
$                       Healthcare Center)                                   5.600%         02/01/2032    $     1,414,146
-------------------------------------------------------------------------------------------------------------------------
        1,750,000       Buffalo, MN Health Care (Central Minnesota
                        Senior Hsg.)                                         5.500          09/01/2033          1,759,765
-------------------------------------------------------------------------------------------------------------------------
        1,430,000       Burnsville, MN Commercial Devel. (Holiday Inn)       5.900          04/01/2008          1,427,941
-------------------------------------------------------------------------------------------------------------------------
           90,000       Cloguet, MN Pollution Control (Potlach Corp.)        5.900          10/01/2026             92,439
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Cokato, MN Senior Hsg. (Cokato Charitable
                        Trust) 7                                             5.400          12/01/2036          1,006,460
-------------------------------------------------------------------------------------------------------------------------
        2,700,000       Coon Rapids, MN Multifamily Hsg. (Coon Rapids
                        Leased Hsg. Associates II)                           4.950          10/20/2041          2,722,302
-------------------------------------------------------------------------------------------------------------------------
          475,000       Cuyuna Range, MN Hospital District Health
                        Facilities                                           5.200          06/01/2025            483,203
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Cuyuna Range, MN Hospital District Health
                        Facilities                                           5.500          06/01/2035          1,020,510
-------------------------------------------------------------------------------------------------------------------------
          200,000       Eden Prairie, MN Multifamily Hsg. (Sterling
                        Ponds)                                               6.250          12/01/2029            201,672
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Eveleth, MN Multifamily (Manor House)                5.700          10/01/2036          2,016,460
-------------------------------------------------------------------------------------------------------------------------
          130,000       Grand Rapids, MN Hsg. & Redevel. Authority
                        (Lakeshore)                                          5.700          10/01/2029            134,897
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Inner Grove Heights, MN Nursing Home
                        (Presbyterian Homes)                                 5.500          10/01/2041          1,007,280
-------------------------------------------------------------------------------------------------------------------------
          525,000       International Falls, MN Pollution Control
                        (Boise Cascade Corp.)                                5.500          04/01/2023            537,243
-------------------------------------------------------------------------------------------------------------------------
        3,250,000       International Falls, MN Pollution Control
                        (Boise Cascade Corp.)                                5.650          12/01/2022          3,303,495
-------------------------------------------------------------------------------------------------------------------------
        6,175,000       International Falls, MN Solid Waste Disposal
                        (Boise Cascade Corp.)                                6.850          12/01/2029          6,682,029
-------------------------------------------------------------------------------------------------------------------------
          515,000       Lake Crystal, MN Hsg. (Ecumen-Second Century)        5.550          09/01/2026            522,596
-------------------------------------------------------------------------------------------------------------------------
        1,135,000       Lake Crystal, MN Hsg. (Ecumen-Second Century)        5.700          09/01/2036          1,149,914
-------------------------------------------------------------------------------------------------------------------------
        1,230,000       Mahtomedi, MN Multifamily (Briarcliff)               7.350          06/01/2036          1,256,482
-------------------------------------------------------------------------------------------------------------------------
        9,800,000       Mankato, MN Industrial Devel. (Environ
                        Biocomposites Holdings)                              7.250          12/01/2025          9,671,718
-------------------------------------------------------------------------------------------------------------------------
        5,000,000       Minneapolis & St. Paul, MN Hsg. Finance Board
                        (Single Family Mtg.)                                 5.000          12/01/2038          5,112,650
-------------------------------------------------------------------------------------------------------------------------
       46,915,000       Minneapolis & St. Paul, MN Metropolitan
                        Airports Commission (Northwest Airlines) 1,2         7.000          04/01/2025         37,165,125
-------------------------------------------------------------------------------------------------------------------------
       16,400,000       Minneapolis & St. Paul, MN Metropolitan
                        Airports Commission (Northwest Airlines) 1,2         7.375          04/01/2025         12,991,260
-------------------------------------------------------------------------------------------------------------------------
          100,000       Minneapolis, MN (Belmont Apartments)                 7.625          11/01/2027            102,079
-------------------------------------------------------------------------------------------------------------------------
           35,000       Minneapolis, MN (Walker Methodist Senior
                        Services)                                            5.875          11/15/2018             35,406
-------------------------------------------------------------------------------------------------------------------------
          145,000       Minneapolis, MN (Walker Methodist Senior
                        Services)                                            6.000          11/15/2028            146,494
-------------------------------------------------------------------------------------------------------------------------
           15,000       Minneapolis, MN (Walker Methodist Senior
                        Services)                                            6.000          11/15/2028             15,128
-------------------------------------------------------------------------------------------------------------------------
          250,000       Minneapolis, MN Tax Increment (Grant Park)           5.350          02/01/2030            251,845
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Minneapolis, MN Tax Increment (Ivy Tower)            5.700          02/01/2029          1,024,880
-------------------------------------------------------------------------------------------------------------------------
          250,000       MN HFA (Residential Hsg.)                            5.100          07/01/2031            258,208
-------------------------------------------------------------------------------------------------------------------------
           25,000       MN HFA (Single Family Mtg.)                          5.900          07/01/2025             25,404
-------------------------------------------------------------------------------------------------------------------------
          900,000       New Hope, MN Hsg. & Health Care Facilities (MN
                        Masonic Home North Ridge)                            5.900          03/01/2019            937,881
-------------------------------------------------------------------------------------------------------------------------
           80,000       New Hope, MN Multifamily (Chardon Court)             7.250          06/01/2026             79,994
-------------------------------------------------------------------------------------------------------------------------
          500,000       Northfield, MN Hospital                              5.375          11/01/2031            533,055
-------------------------------------------------------------------------------------------------------------------------
           25,000       Northfield, MN Lease (Village School of
                        Northfield) 8                                        6.500          12/01/2014             14,453
-------------------------------------------------------------------------------------------------------------------------
          330,000       Northfield, MN Lease (Village School of
                        Northfield) 8                                        7.500          12/01/2024            190,403
-------------------------------------------------------------------------------------------------------------------------


19            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
$         280,000       Orono, MN Hsg. (Orono Senior Hsg.)                   6.250%         11/01/2036    $       284,430
-------------------------------------------------------------------------------------------------------------------------
          400,000       Owatonna, MN Senior Hsg. (Owatonna
                        Senior Living)                                       5.800          10/01/2029            405,040
-------------------------------------------------------------------------------------------------------------------------
        1,250,000       Owatonna, MN Senior Hsg. (Owatonna
                        Senior Living)                                       6.000          04/01/2041          1,278,613
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Pine City, MN (Lakes International Language
                        Academy)                                             6.250          05/01/2035          1,016,820
-------------------------------------------------------------------------------------------------------------------------
          820,000       Pine City, MN Health Care & Hsg. (North Branch)      6.000          10/20/2036            828,717
-------------------------------------------------------------------------------------------------------------------------
        1,715,000       Pine City, MN Health Care & Hsg. (North Branch)      6.125          10/20/2047          1,735,940
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       Prior Lake, MN EDA (Sheperds Path Senior Hsg.)       5.625          08/01/2026          1,538,910
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Prior Lake, MN Senior Hsg. (Sheperds Path
                        Senior Hsg.)                                         5.750          08/01/2041          2,023,300
-------------------------------------------------------------------------------------------------------------------------
        6,200,000       Richfield, MN Senior Hsg. (Richfield Senior
                        Hsg.)                                                6.625          12/01/2039          6,339,438
-------------------------------------------------------------------------------------------------------------------------
          685,000       Rochester, MN Multifamily Hsg. (Eastridge
                        Estates)                                             7.750          12/15/2034            685,425
-------------------------------------------------------------------------------------------------------------------------
        8,265,000       Rochester, MN Multifamily Hsg. (Wedum
                        Shorewood Campus)                                    6.600          06/01/2036          8,540,307
-------------------------------------------------------------------------------------------------------------------------
        4,500,000       Sartell, MN Health Care & Hsg. Facilities (The
                        Foundation for Health Care Continuums)               6.625          09/01/2029          4,671,900
-------------------------------------------------------------------------------------------------------------------------
          830,000       St. Anthony, MN Hsg. & Redevel. Authority
                        (Silver Lake Village)                                5.375          08/01/2021            850,592
-------------------------------------------------------------------------------------------------------------------------
          790,000       St. Anthony, MN Hsg. & Redevel. Authority
                        (Silver Lake Village)                                5.625          02/01/2031            809,671
-------------------------------------------------------------------------------------------------------------------------
          100,000       St. Cloud, MN Hsg. & Redevel. Authority
                        (Germain Towers)                                     5.900          09/01/2020             99,013
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       St. Louis Park, MN (Roitenberg Family)               5.700          08/15/2041          1,016,490
-------------------------------------------------------------------------------------------------------------------------
        1,700,000       St. Paul, MN Hsg. & Redevel. Authority
                        (Brigecreek Senior Place)                            7.000          09/15/2037          1,700,289
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       St. Paul, MN Hsg. & Redevel. Authority
                        (Communityof Peace Building Company)                 7.875          12/01/2030          2,215,940
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       St. Paul, MN Hsg. & Redevel. Authority
                        (Episcopal Nursing Home) 7                           5.630          10/01/2033          2,055,600
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       St. Paul, MN Hsg. & Redevel. Authority (Great
                        Northern Lofts)                                      6.250          03/01/2029          3,226,680
-------------------------------------------------------------------------------------------------------------------------
          400,000       St. Paul, MN Hsg. & Redevel. Authority (Hmong
                        Academy)                                             5.750          09/01/2026            403,100
-------------------------------------------------------------------------------------------------------------------------
          800,000       St. Paul, MN Hsg. & Redevel. Authority (Hmong
                        Academy)                                             6.000          09/01/2036            809,096
-------------------------------------------------------------------------------------------------------------------------
        1,200,000       St. Paul, MN Hsg. & Redevel. Authority (St.
                        Paul Ramsey Medical Center)                          5.550          05/15/2023          1,218,672
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       St. Paul, MN Hsg. & Redevel. Authority (Upper
                        Landing)                                             6.800          03/01/2029          2,153,340
-------------------------------------------------------------------------------------------------------------------------
        2,130,000       St. Paul, MN Hsg. & Redevel. Authority (Upper
                        Landing)                                             7.000          03/01/2029          2,314,458
-------------------------------------------------------------------------------------------------------------------------
        1,710,000       St. Paul, MN Port Authority (Great Northern)         6.000          03/01/2030          1,804,187
-------------------------------------------------------------------------------------------------------------------------
        3,400,000       St. Paul, MN Port Authority (Healtheast Midway
                        Campus)                                              6.000          05/01/2030          3,502,578
-------------------------------------------------------------------------------------------------------------------------
        1,860,000       Wadena, MN Hsg. & Redevel. Authority (Humphrey
                        Manor East)                                          6.000          02/01/2019          1,878,507
                                                                                                          ---------------
                                                                                                              150,701,870
-------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.4%
          125,000       Claiborne County, MS Pollution Control (System
                        Energy Resources)                                    6.200          02/01/2026            125,086
-------------------------------------------------------------------------------------------------------------------------


20            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI CONTINUED
           50,000       Gulfport, MS Hospital Facility (Gulfport
$                       Memorial Hospital)                                   6.125%         07/01/2015    $        50,089
-------------------------------------------------------------------------------------------------------------------------
          320,000       Hinds County, MS Urban Renewal (The Lodge
                        Associates, Ltd.) 1,2                                8.000          10/15/2022             20,800
-------------------------------------------------------------------------------------------------------------------------
       12,485,000       MS Business Finance Corp. (System Energy
                        Resources)                                           5.875          04/01/2022         12,523,828
-------------------------------------------------------------------------------------------------------------------------
        6,430,000       MS Business Finance Corp. (System Energy
                        Resources)                                           5.900          05/01/2022          6,450,962
-------------------------------------------------------------------------------------------------------------------------
        4,375,000       MS Hospital Equipment & Facilities Authority
                        RITES                                                5.890 4        09/01/2024          4,818,450
                                                                                                          ---------------
                                                                                                               23,989,215
-------------------------------------------------------------------------------------------------------------------------
MISSOURI--0.8%
          250,000       Belton, MO Tax Increment (Belton Town Center)        5.500          03/01/2020            254,453
-------------------------------------------------------------------------------------------------------------------------
          400,000       Belton, MO Tax Increment (Belton Town Center)        5.625          03/01/2025            406,644
-------------------------------------------------------------------------------------------------------------------------
       13,000,000       Branson, MO IDA (Branson Hills)                      7.050          05/01/2027         14,136,590
-------------------------------------------------------------------------------------------------------------------------
        2,075,000       Branson, MO IDA (Branson Landing)                    5.250          06/01/2021          2,112,931
-------------------------------------------------------------------------------------------------------------------------
        2,470,000       Branson, MO IDA (Branson Landing)                    5.500          06/01/2029          2,528,391
-------------------------------------------------------------------------------------------------------------------------
          570,000       Broadway-Fairview, MO Transportation Devel.
                        District (Columbia)                                  6.125          12/01/2036            584,615
-------------------------------------------------------------------------------------------------------------------------
        1,215,000       Chillicothe, MO Tax Increment (South U.S. 65)        5.500          04/01/2021          1,252,301
-------------------------------------------------------------------------------------------------------------------------
        1,100,000       Chillicothe, MO Tax Increment (South U.S. 65)        5.625          04/01/2027          1,129,876
-------------------------------------------------------------------------------------------------------------------------
        2,530,000       Clay County, MO IDA (Oak Creek)                      6.300          01/20/2038          2,771,236
-------------------------------------------------------------------------------------------------------------------------
          450,000       Cottleville, MO COP 8                                5.250          08/01/2031            460,458
-------------------------------------------------------------------------------------------------------------------------
        2,815,000       Enright Arlington, MO Community Improvement
                        District                                             5.400          03/01/2026          2,825,359
-------------------------------------------------------------------------------------------------------------------------
          250,000       Grindstone Plaza, MO Transportation Devel.
                        District                                             5.250          10/01/2021            253,170
-------------------------------------------------------------------------------------------------------------------------
          400,000       Grindstone Plaza, MO Transportation Devel.
                        District                                             5.400          10/01/2026            405,964
-------------------------------------------------------------------------------------------------------------------------
          600,000       Grindstone Plaza, MO Transportation Devel.
                        District                                             5.550          10/01/2036            608,238
-------------------------------------------------------------------------------------------------------------------------
          200,000       Jackson County, MO IDA (Avila College)               6.500          12/02/2025            207,178
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Kansas City, MO IDA (Plaza Library)                  5.900          03/01/2024          1,010,920
-------------------------------------------------------------------------------------------------------------------------
        1,400,000       Kansas City, MO IDA (West Paseo)                     6.750          07/01/2036          1,419,866
-------------------------------------------------------------------------------------------------------------------------
        3,750,000       Kansas City, MO Tax Increment (Briarcliff West)      5.400          06/01/2024          3,844,275
-------------------------------------------------------------------------------------------------------------------------
           25,000       MO Environmental Improvement & Energy
                        Resources Authority (St. Louis County Water
                        Company)                                             5.700          06/01/2025             25,024
-------------------------------------------------------------------------------------------------------------------------
        3,915,000       MO Hsg. Devel. Commission (Mansion Apartments
                        Phase II)                                            6.170          04/01/2032          3,969,849
-------------------------------------------------------------------------------------------------------------------------
        3,440,000       MO Hsg. Devel. Commission (Single Family Mtg.)       5.550          09/01/2034          3,503,055
-------------------------------------------------------------------------------------------------------------------------
          510,000       MO Hsg. Devel. Commission (Single Family Mtg.)       6.350          09/01/2034            535,668
-------------------------------------------------------------------------------------------------------------------------
          790,000       Northwoods, MO Transportation Devel. District        5.850          02/01/2031            797,805
-------------------------------------------------------------------------------------------------------------------------
        2,500,000       St. Joseph, MO IDA (Living Community of St.
                        Joseph)                                              7.000          08/15/2032          2,541,250
-------------------------------------------------------------------------------------------------------------------------
          750,000       St. Joseph, MO IDA (Shoppes at North Village)        5.375          11/01/2024            760,215
-------------------------------------------------------------------------------------------------------------------------
        2,500,000       St. Joseph, MO IDA (Shoppes at North Village)        5.500          11/01/2027          2,554,325
-------------------------------------------------------------------------------------------------------------------------
           90,000       St. Louis, MO IDA (Anheuser-Busch Companies)         5.875          11/01/2026             91,042
-------------------------------------------------------------------------------------------------------------------------
        1,660,000       St. Louis, MO Tax Increment (Printers Lofts)         6.000          08/21/2026          1,793,829
                                                                                                          ---------------
                                                                                                               52,784,527
-------------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
        4,360,000       Hardin, MT Tax Increment Industrial
                        Infrastructure Devel. (Rocky Mountain Power)         0.000 5        09/01/2031          2,827,198
-------------------------------------------------------------------------------------------------------------------------
        6,800,000       MT Board of Investment Exempt Facilities
                        (Stillwater Mining Company)                          8.000          07/01/2020          7,092,944
-------------------------------------------------------------------------------------------------------------------------


21            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
MONTANA CONTINUED
        1,125,000       MT Facilities Finance Authority (St. John's
$                       Lutheran)                                            6.000%         05/15/2025    $     1,159,549
-------------------------------------------------------------------------------------------------------------------------
        1,650,000       MT Facilities Finance Authority (St. John's
                        Lutheran)                                            6.125          05/15/2036          1,716,891
-------------------------------------------------------------------------------------------------------------------------
        1,910,000       MT Health Facilities Authority (Community
                        Medical Center)                                      6.375          06/01/2018          1,945,068
-------------------------------------------------------------------------------------------------------------------------
          165,000       MT Higher Education Student Assistance Corp.         5.500          12/01/2031            169,181
                                                                                                          ---------------
                                                                                                               14,910,831
-------------------------------------------------------------------------------------------------------------------------
MULTI STATES--0.5%
        7,000,000       GMAC Municipal Mortgage Trust                        5.500          10/31/2040          7,219,030
-------------------------------------------------------------------------------------------------------------------------
       13,000,000       GMAC Municipal Mortgage Trust                        5.700          10/31/2040         13,476,060
-------------------------------------------------------------------------------------------------------------------------
        8,000,000       Munimae TE Bond Subsidiary                           5.900          11/29/2049          8,498,080
                                                                                                          ---------------
                                                                                                               29,193,170
-------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
           50,000       Dawson County, NE Sanitation & Improvement
                        District                                             5.650          02/01/2022             50,023
-------------------------------------------------------------------------------------------------------------------------
           65,000       NE Student Loan (Nebhelp Inc.)                       6.000          06/01/2028             65,194
-------------------------------------------------------------------------------------------------------------------------
           15,000       NE Student Loan (Nebhelp Inc.)                       6.250          06/01/2018             16,282
-------------------------------------------------------------------------------------------------------------------------
          250,000       NE Student Loan (Nebhelp Inc.)                       6.659 3        12/15/2015            132,363
-------------------------------------------------------------------------------------------------------------------------
          105,000       Sarpy County, NE Sanitation & Improvement
                        Districts No. 179 (Eagle Crest)                      5.700          10/01/2021            105,095
                                                                                                          ---------------
                                                                                                                  368,957
-------------------------------------------------------------------------------------------------------------------------
NEVADA--1.2%
       27,220,000       Clark County, NV Industrial Devel. (Nevada
                        Power Company)                                       5.900          10/01/2030         27,220,817
-------------------------------------------------------------------------------------------------------------------------
        7,035,000       Clark County, NV Industrial Devel. (Nevada
                        Power Company), Series A                             5.900          11/01/2032          7,038,095
-------------------------------------------------------------------------------------------------------------------------
        2,065,000       Clark County, NV Industrial Devel. RITES             8.804 4        12/01/2038          2,662,941
-------------------------------------------------------------------------------------------------------------------------
        5,285,000       Clark County, NV Industrial Devel. ROLs              6.650 4        07/01/2034          5,895,365
-------------------------------------------------------------------------------------------------------------------------
        6,000,000       Clark County, NV Industrial Devel. ROLs              6.650 4        03/01/2038          6,757,260
-------------------------------------------------------------------------------------------------------------------------
        4,800,000       Clark County, NV Industrial Devel. ROLs              8.470 4        12/01/2033          5,562,624
-------------------------------------------------------------------------------------------------------------------------
       10,000,000       Director of the State of NV Dept. of Business
                        & Industry (Las Ventanas Retirement)                 7.000          11/15/2034         10,199,900
-------------------------------------------------------------------------------------------------------------------------
          100,000       Humboldt County, NV Pollution Control (Sierra
                        Pacific Power Company)                               6.300          07/01/2022            100,222
-------------------------------------------------------------------------------------------------------------------------
          375,000       Humboldt County, NV Pollution Control (Sierra
                        Pacific Power Company)                               6.550          10/01/2013            380,888
-------------------------------------------------------------------------------------------------------------------------
          135,000       Mesquite, NV Special Improvement District
                        (Canyon Creek)                                       5.400          08/01/2020            139,178
-------------------------------------------------------------------------------------------------------------------------
          500,000       Mesquite, NV Special Improvement District
                        (Canyon Creek)                                       5.500          08/01/2025            515,545
-------------------------------------------------------------------------------------------------------------------------
          100,000       Reno, NV Redevel. Agency Tax Allocation,
                        Series A                                             6.200          06/01/2018            100,109
-------------------------------------------------------------------------------------------------------------------------
        1,690,000       Washoe County, NV Gas & Water Facilities
                        (Sierra Pacific Power Company)                       5.900          06/01/2023          1,705,379
-------------------------------------------------------------------------------------------------------------------------
           45,000       Washoe County, NV Gas & Water Facilities
                        (Sierra Pacific Power Company)                       6.300          12/01/2014             45,668
-------------------------------------------------------------------------------------------------------------------------
        4,820,000       Washoe County, NV Gas Facility (Sierra Pacific
                        Power Company)                                       6.550          09/01/2020          4,895,047
                                                                                                          ---------------
                                                                                                               73,219,038
-------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.1%
        2,215,000       NH Business Finance Authority (Air Cargo at
                        Pease)                                               6.750          04/01/2024          2,287,098
-------------------------------------------------------------------------------------------------------------------------


22            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE CONTINUED
$          70,000       NH Business Finance Authority (CT Light & Power)     5.850%         12/01/2022    $        72,881
-------------------------------------------------------------------------------------------------------------------------
        4,000,000       NH H&EFA (Franklin Pierce College)                   6.050          10/01/2034          4,328,080
-------------------------------------------------------------------------------------------------------------------------
          775,000       NH HE&HFA (New England College)                      5.750          03/01/2009            780,720
                                                                                                          ---------------
                                                                                                                7,468,779
-------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--7.6%
          100,000       NJ EDA (Cascade Corp.)                               8.250          02/01/2026            100,016
-------------------------------------------------------------------------------------------------------------------------
       24,000,000       NJ EDA (Cigarette Tax)                               5.500          06/15/2024         25,455,600
-------------------------------------------------------------------------------------------------------------------------
        5,205,000       NJ EDA (Cigarette Tax)                               5.500          06/15/2031          5,549,883
-------------------------------------------------------------------------------------------------------------------------
       19,205,000       NJ EDA (Cigarette Tax)                               5.750          06/15/2029         20,914,245
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       NJ EDA (Cigarette Tax)                               5.750          06/15/2034          3,246,780
-------------------------------------------------------------------------------------------------------------------------
          965,000       NJ EDA (Continental Airlines)                        5.500          04/01/2028            894,063
-------------------------------------------------------------------------------------------------------------------------
        5,285,000       NJ EDA (Continental Airlines)                        6.250          09/15/2019          5,476,476
-------------------------------------------------------------------------------------------------------------------------
       39,300,000       NJ EDA (Continental Airlines)                        6.250          09/15/2029         40,649,562
-------------------------------------------------------------------------------------------------------------------------
       16,010,000       NJ EDA (Continental Airlines)                        6.400          09/15/2023         16,644,797
-------------------------------------------------------------------------------------------------------------------------
          935,000       NJ EDA (Continental Airlines)                        6.625          09/15/2012          1,003,077
-------------------------------------------------------------------------------------------------------------------------
       20,725,000       NJ EDA (Continental Airlines)                        7.000          11/15/2030         22,103,627
-------------------------------------------------------------------------------------------------------------------------
       16,910,000       NJ EDA (Continental Airlines)                        7.200          11/15/2030         18,156,267
-------------------------------------------------------------------------------------------------------------------------
          100,000       NJ EDA (Continental Airlines)                        9.000          06/01/2033            124,443
-------------------------------------------------------------------------------------------------------------------------
        1,510,000       NJ EDA (Empowerment Zone-Cumberland)                 7.750          08/01/2021          1,536,501
-------------------------------------------------------------------------------------------------------------------------
       29,565,000       NJ EDA (School Facilities Construction)              5.250          12/15/2015         33,026,175
-------------------------------------------------------------------------------------------------------------------------
        3,250,000       NJ EDA Retirement Community
                        (Cedar Crest Village)                                7.250          11/15/2031          3,539,608
-------------------------------------------------------------------------------------------------------------------------
        9,000,000       NJ EDA, Series B                                     6.875          01/01/2037          9,047,340
-------------------------------------------------------------------------------------------------------------------------
        2,545,000       NJ Health Care Facilities Financing Authority
                        (Columbus Hospital)                                  7.500          07/01/2021          2,548,868
-------------------------------------------------------------------------------------------------------------------------
        5,100,000       NJ Health Care Facilities Financing Authority
                        (Raritan Bay Medical Center)                         7.250          07/01/2027          5,219,850
-------------------------------------------------------------------------------------------------------------------------
       64,620,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.000          06/01/2037         69,769,568
-------------------------------------------------------------------------------------------------------------------------
       88,750,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.125          06/01/2042         96,366,525
-------------------------------------------------------------------------------------------------------------------------
       46,215,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.250          06/01/2043         51,123,495
-------------------------------------------------------------------------------------------------------------------------
       16,165,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.375          06/01/2032         17,996,333
-------------------------------------------------------------------------------------------------------------------------
       12,590,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.750          06/01/2039         14,368,841
-------------------------------------------------------------------------------------------------------------------------
        4,055,000       NJ Tobacco Settlement Financing Corp. (TASC)         7.000          06/01/2041          4,695,649
                                                                                                          ---------------
                                                                                                              469,557,589
-------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.2%
        5,800,000       Eldorado, NM Area Water & Sanitation District        6.000          02/01/2025          5,842,456
-------------------------------------------------------------------------------------------------------------------------
        1,100,000       Mariposa East, NM Public Improvement District        5.500          09/01/2016          1,139,204
-------------------------------------------------------------------------------------------------------------------------
          500,000       Mariposa East, NM Public Improvement District        5.750          09/01/2021            521,510
-------------------------------------------------------------------------------------------------------------------------
          500,000       Mariposa East, NM Public Improvement District        6.000          09/01/2032            521,645
-------------------------------------------------------------------------------------------------------------------------
        3,720,000       NM Mtg. Finance Authority (Single Family Mtg.) 7     5.000          01/01/2038          3,789,750
-------------------------------------------------------------------------------------------------------------------------
           15,000       NM Mtg. Finance Authority, Series C                  6.500          07/01/2025             15,395
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Ventana West, NM Public Improvement District
                        Special Levy                                         6.875          08/01/2033          1,075,580
                                                                                                          ---------------
                                                                                                               12,905,540
-------------------------------------------------------------------------------------------------------------------------
NEW YORK--2.7%
        3,000,000       Albany, NY IDA (New Covenant Charter School)         7.000          05/01/2035          2,965,350
-------------------------------------------------------------------------------------------------------------------------
       23,000,000       Erie County, NY IDA (Great Lakes)                    7.500          12/01/2025         20,527,730
-------------------------------------------------------------------------------------------------------------------------
       13,000,000       Erie County, NY Tobacco Asset Securitization
                        Corp.                                                5.808 3        06/01/2047          1,307,280
-------------------------------------------------------------------------------------------------------------------------
       56,000,000       Erie County, NY Tobacco Asset Securitization
                        Corp.                                                6.280 3        06/01/2050          3,766,560
-------------------------------------------------------------------------------------------------------------------------


23            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
       62,000,000       Erie County, NY Tobacco Asset Securitization Corp.   6.656% 3       06/01/2055    $     2,463,880
-------------------------------------------------------------------------------------------------------------------------
          765,000       NY Counties Tobacco Trust IV (TASC)                  5.000          06/01/2045            779,673
-------------------------------------------------------------------------------------------------------------------------
      132,765,000       NY Counties Tobacco Trust V                          5.904 3        06/01/2038         21,559,708
-------------------------------------------------------------------------------------------------------------------------
      108,000,000       NY Counties Tobacco Trust V                          6.074 3        06/01/2050          8,125,920
-------------------------------------------------------------------------------------------------------------------------
      412,100,000       NY Counties Tobacco Trust V                          7.151 3        06/01/2060          9,952,215
-------------------------------------------------------------------------------------------------------------------------
      500,000,000       NY Counties Tobacco Trust V                          7.836 3        06/01/2060          9,020,000
-------------------------------------------------------------------------------------------------------------------------
        2,815,000       NYC IDA (American Airlines)                          5.400          07/01/2020          2,691,590
-------------------------------------------------------------------------------------------------------------------------
       11,055,000       NYC IDA (American Airlines)                          6.900          08/01/2024         11,116,134
-------------------------------------------------------------------------------------------------------------------------
        4,750,000       NYC IDA (American Airlines)                          7.625          08/01/2025          5,733,820
-------------------------------------------------------------------------------------------------------------------------
       46,000,000       NYC IDA (American Airlines)                          7.750          08/01/2031         55,668,740
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                        Partners)                                            5.750          10/01/2036          1,011,590
-------------------------------------------------------------------------------------------------------------------------
          500,000       NYC IDA Special Facilities (JFK International
                        Airport)                                             8.000          08/01/2012            569,550
-------------------------------------------------------------------------------------------------------------------------
        3,670,000       NYS DA (Mt. Sinai Health)                            6.625          07/01/2019          4,070,103
-------------------------------------------------------------------------------------------------------------------------
        1,330,000       NYS DA (Mt. Sinai Health)                            6.625          07/01/2019          1,443,263
-------------------------------------------------------------------------------------------------------------------------
        1,350,000       Otsego County, NY IDA (Hartwick College)             6.000          07/01/2013          1,430,474
-------------------------------------------------------------------------------------------------------------------------
        1,435,000       Otsego County, NY IDA (Hartwick College)             6.000          07/01/2014          1,516,164
-------------------------------------------------------------------------------------------------------------------------
        1,520,000       Otsego County, NY IDA (Hartwick College)             6.000          07/01/2015          1,601,350
-------------------------------------------------------------------------------------------------------------------------
        1,610,000       Otsego County, NY IDA (Hartwick College)             6.000          07/01/2016          1,691,305
                                                                                                          ---------------
                                                                                                              169,012,399
-------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--1.1%
       33,410,000       Charlotte, NC Douglas International Airport
                        Special Facilities (US Airways)                      5.600          07/01/2027         33,484,838
-------------------------------------------------------------------------------------------------------------------------
        2,755,000       Charlotte, NC Douglas International Airport
                        Special Facilities (US Airways)                      7.750          02/01/2028          2,951,707
-------------------------------------------------------------------------------------------------------------------------
       24,815,000       Gaston, NC IF&PCFA (National Gypsum)                 5.750          08/01/2035         26,362,712
-------------------------------------------------------------------------------------------------------------------------
        1,900,000       NC Medical Care Commission (Glenaire/The
                        Presbyterian Homes Obligated Group)                  5.500          10/01/2031          1,974,993
-------------------------------------------------------------------------------------------------------------------------
        1,100,000       NC Medical Care Commission (Glenaire/The
                        Presbyterian Homes Obligated Group)                  5.600          10/01/2036          1,150,182
-------------------------------------------------------------------------------------------------------------------------
        1,400,000       NC Medical Care Commission (United Methodist)        5.500          10/01/2032          1,450,512
                                                                                                          ---------------
                                                                                                               67,374,944
-------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
        1,000,000       Cando, ND Nursing Facility (Towner County
                        Medical Center)                                      7.125          08/01/2022          1,000,170
-------------------------------------------------------------------------------------------------------------------------
        2,865,000       Richland County, ND Hsg. (Birchwood Properties)      6.750          05/01/2029          2,903,105
                                                                                                          ---------------
                                                                                                                3,903,275
-------------------------------------------------------------------------------------------------------------------------
OHIO--2.3%
        1,470,000       Butler County, OH Hsg. (Anthony Wayne
                        Apartments)                                          6.500          09/01/2030          1,366,762
-------------------------------------------------------------------------------------------------------------------------
       15,850,000       Cleveland, OH Airport (Continental Airlines)         5.375          09/15/2027         15,851,744
-------------------------------------------------------------------------------------------------------------------------
           90,000       Cleveland, OH Airport (Continental Airlines)         5.500          12/01/2008             90,311
-------------------------------------------------------------------------------------------------------------------------
       17,185,000       Cleveland, OH Airport (Continental Airlines)         5.700          12/01/2019         17,433,495
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Cleveland-Cuyahoga County, OH Port Authority
                        (St. Clarence)                                       6.250          05/01/2038          1,026,750
-------------------------------------------------------------------------------------------------------------------------
        3,480,000       Dublin, OH Industrial Devel.
                        (Dublin Health Care Corp.)                           7.500          12/01/2016          3,588,541
-------------------------------------------------------------------------------------------------------------------------
        5,000,000       Erie County, OH Hospital Facilities (Firelands
                        Regional Medical Center)                             5.250          08/15/2046          5,279,300
-------------------------------------------------------------------------------------------------------------------------


24            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
$         885,000       Lorain County, OH Port Authority (Alumalloy LLC)     6.000%         11/15/2025    $       905,213
-------------------------------------------------------------------------------------------------------------------------
       23,320,000       Mahoning County, OH Hospital Facilities
                        (Forum Health)                                       6.000          11/15/2032         23,811,119
-------------------------------------------------------------------------------------------------------------------------
        2,050,000       Miami County, OH Hospital Facilities (Upper
                        Valley Medical Center)                               5.250          05/15/2026          2,194,238
-------------------------------------------------------------------------------------------------------------------------
          960,000       Moraine, OH Solid Waste Disposal (General
                        Motors Corp.)                                        5.650          07/01/2024            954,614
-------------------------------------------------------------------------------------------------------------------------
          225,000       Moraine, OH Solid Waste Disposal (General
                        Motors Corp.)                                        6.750          07/01/2014            237,771
-------------------------------------------------------------------------------------------------------------------------
        2,375,000       OH Air Quality Devel. Authority (Toledo Edison
                        Company)                                             6.100          08/01/2027          2,457,508
-------------------------------------------------------------------------------------------------------------------------
          475,000       OH Environmental Facilities (Ford Motor
                        Company)                                             5.950          09/01/2029            476,140
-------------------------------------------------------------------------------------------------------------------------
          100,000       OH Environmental Facilities (Ford Motor
                        Company)                                             6.150          06/01/2030            101,168
-------------------------------------------------------------------------------------------------------------------------
        5,170,000       OH HFA (Uptown Towers Apartments)                    5.250          04/20/2048          5,379,282
-------------------------------------------------------------------------------------------------------------------------
        2,630,000       OH Hsg. Finance Agency (Government National
                        Mortgage Assn.  Collateral Mtg.)                     5.000          11/20/2047          2,659,377
-------------------------------------------------------------------------------------------------------------------------
          550,000       OH Pollution Control (General Motors Corp.)          5.625          03/01/2015            553,295
-------------------------------------------------------------------------------------------------------------------------
        2,050,000       OH Port Authority of Columbiana Solid Waste
                        (A&L Salvage)                                       14.500          07/01/2028          2,464,182
-------------------------------------------------------------------------------------------------------------------------
       16,320,000       OH Port Authority of Columbiana Solid Waste
                        (Apex Environmental)                                 7.250          08/01/2034         16,711,027
-------------------------------------------------------------------------------------------------------------------------
       13,835,000       OH Solid Waste (General Motors Corp.)                6.300          12/01/2032         14,159,569
-------------------------------------------------------------------------------------------------------------------------
        5,253,000       OH Solid Waste Disposal (USG Corp.)                  5.600          08/01/2032          5,447,414
-------------------------------------------------------------------------------------------------------------------------
       17,595,000       OH Solid Waste Disposal (USG Corp.)                  5.650          03/01/2033         18,065,666
-------------------------------------------------------------------------------------------------------------------------
        2,450,000       OH Solid Waste Disposal (USG Corp.)                  6.050          08/01/2034          2,572,770
-------------------------------------------------------------------------------------------------------------------------
          430,000       OH Water Devel. Authority (Cincinnati Gas &
                        Electric)                                            5.450          01/01/2024            432,791
-------------------------------------------------------------------------------------------------------------------------
          572,000       OH Water Devel. Authority (General Motors
                        Corp.)                                               5.900          06/15/2008            571,949
-------------------------------------------------------------------------------------------------------------------------
           70,000       Pike County, OH Hospital Facilities (Pike
                        Health Services)                                     7.000          07/01/2022             71,061
-------------------------------------------------------------------------------------------------------------------------
          125,000       Toledo-Lucas County, OH Port Authority
                        (Northwest Ohio)                                     5.125          11/15/2025            128,086
                                                                                                          ---------------
                                                                                                              144,991,143
-------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.5%
        1,700,000       Ardmore, OK Devel. Authority (Airpark
                        Increment District)                                  5.750          11/01/2022          1,731,671
-------------------------------------------------------------------------------------------------------------------------
        2,635,000       Cleveland County, OK IDA (Vaughn Foods)              6.750          12/01/2012          2,680,823
-------------------------------------------------------------------------------------------------------------------------
        2,365,000       Cleveland County, OK IDA (Vaughn Foods)              7.100          12/01/2024          2,426,727
-------------------------------------------------------------------------------------------------------------------------
        2,040,000       Ellis County, OK Industrial Authority (W.B.
                        Johnston Grain of Shattuck)                          7.100          08/01/2023          2,132,188
-------------------------------------------------------------------------------------------------------------------------
        2,760,000       Ellis County, OK Industrial Authority (W.B.
                        Johnston Grain of Shattuck)                          7.500          08/01/2023          2,904,790
-------------------------------------------------------------------------------------------------------------------------
          500,000       Grady County, OK Industrial Authority
                        (Correctional Facilities) 8                          7.000          11/01/2011            355,000
-------------------------------------------------------------------------------------------------------------------------
        3,555,000       Jackson County, OK Memorial Hospital Authority
                        (Jackson County Memorial)                            7.300          08/01/2015          3,573,842
-------------------------------------------------------------------------------------------------------------------------
        7,350,000       OK County Home Finance Authority
                        (Single Family Mtg.)                                 5.400          10/01/2038          7,854,798
-------------------------------------------------------------------------------------------------------------------------
        9,000,000       OK Devel. Finance Authority (Doane Products
                        Company)                                             6.250          07/15/2023          9,152,730
-------------------------------------------------------------------------------------------------------------------------
        4,000,000       OK HFA (Single Family Homeownership Loan
                        Program)                                             5.050          09/01/2031          4,104,360
-------------------------------------------------------------------------------------------------------------------------


25            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
OKLAHOMA CONTINUED
          100,000       OK Ordnance Works Authority Sewer & Solid
                        Waste Disposal Facilities (Ralston Purina
$                       Group)                                               6.500%         09/01/2026    $       102,164
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       Oklahoma City, OK Industrial & Cultural
                        Facilities (Aero Obligated Group)                    6.750          01/01/2023          1,614,300
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       Ottawa, OK Finance Authority (Doane Products
                        Company)                                             7.250          06/01/2017          3,041,280
-------------------------------------------------------------------------------------------------------------------------
       24,500,000       Tulsa County, OK Home Finance Authority
                        (Single Family Mtg.)                                 5.250          12/01/2038         26,080,495
-------------------------------------------------------------------------------------------------------------------------
        6,425,000       Tulsa, OK Municipal Airport Trust
                        (American Airlines)                                  5.650          12/01/2035          6,478,520
-------------------------------------------------------------------------------------------------------------------------
          100,000       Tulsa, OK Municipal Airport Trust
                        (American Airlines)                                  6.250          06/01/2020            100,506
-------------------------------------------------------------------------------------------------------------------------
       15,500,000       Tulsa, OK Municipal Airport Trust
                        (American Airlines)                                  7.750          06/01/2035         17,794,930
                                                                                                          ---------------
                                                                                                               92,129,124
-------------------------------------------------------------------------------------------------------------------------
OREGON--0.7%
        3,500,000       Clackamas County, OR Hsg. Authority
                        (Easton Ridge)                                       5.900          12/01/2026          3,499,895
-------------------------------------------------------------------------------------------------------------------------
        3,745,000       Cow Creek Band, OR (Umpqua Tribe of Indians)         5.625          10/01/2026          3,825,592
-------------------------------------------------------------------------------------------------------------------------
        5,365,000       Klamath Falls, OR Electric (Klamath
                        Cogeneration)                                        5.500          01/01/2007          5,368,916
-------------------------------------------------------------------------------------------------------------------------
       10,000,000       Klamath Falls, OR Electric (Klamath
                        Cogeneration)                                        5.750          01/01/2013          9,866,200
-------------------------------------------------------------------------------------------------------------------------
        2,250,000       Klamath Falls, OR Electric (Klamath
                        Cogeneration)                                        5.875          01/01/2016          2,177,123
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       Klamath Falls, OR Electric (Klamath
                        Cogeneration)                                        6.000          01/01/2025          1,459,785
-------------------------------------------------------------------------------------------------------------------------
           85,000       OR (Elderly & Disabled Hsg.)                         5.800          08/01/2027             86,519
-------------------------------------------------------------------------------------------------------------------------
          320,000       OR Economic Devel. (Georgia-Pacific Corp.)           5.700          12/01/2025            322,723
-------------------------------------------------------------------------------------------------------------------------
          670,000       OR Economic Devel. (Georgia-Pacific Corp.)           6.350          08/01/2025            670,509
-------------------------------------------------------------------------------------------------------------------------
        7,545,000       OR Solid Waste Disposal (USG Corp.)                  6.400          12/01/2029          8,028,333
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       Port of Portland, OR Special Obligation (Delta
                        Air Lines) 1,2                                       6.200          09/01/2022            932,100
-------------------------------------------------------------------------------------------------------------------------
        3,300,000       Port of St. Helen's, OR Pollution Control
                        (Boise Cascade Corp.)                                5.650          12/01/2027          3,377,088
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Western Generation, OR Agency Cogeneration
                        (Wauna Cogeneration)                                 5.000          01/01/2016          1,032,980
-------------------------------------------------------------------------------------------------------------------------
        1,750,000       Western Generation, OR Agency Cogeneration
                        (Wauna Cogeneration)                                 5.000          01/01/2021          1,766,713
                                                                                                          ---------------
                                                                                                               42,414,476
-------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--3.7%
        1,250,000       Allegheny County, PA HDA (The Covenant at
                        South Hills) 1                                       8.750          02/01/2031            640,225
-------------------------------------------------------------------------------------------------------------------------
        4,370,000       Allegheny County, PA HDA (West Penn Allegheny
                        Health System)                                       9.250          11/15/2015          5,235,872
-------------------------------------------------------------------------------------------------------------------------
        6,000,000       Allegheny County, PA HDA (West Penn Allegheny
                        Health System)                                       9.250          11/15/2022          7,176,480
-------------------------------------------------------------------------------------------------------------------------
       36,010,000       Allegheny County, PA HDA (West Penn Allegheny
                        Health System)                                       9.250          11/15/2030         42,996,660
-------------------------------------------------------------------------------------------------------------------------
          100,000       Beaver County, PA IDA (J. Ray McDermott &
                        Company)                                             6.800          02/01/2009            100,376
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Chester County, PA H&EFA (Jenners Pond)              7.750          07/01/2034          1,026,940
-------------------------------------------------------------------------------------------------------------------------
          235,000       Horsham, PA Industrial & Commercial Devel.
                        Authority (GF/Pennsylvania Property)                 7.375          09/01/2008            234,577
-------------------------------------------------------------------------------------------------------------------------


26            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
        5,040,000       Horsham, PA Industrial & Commercial Devel.
$                       Authority (GF/Pennsylvania Property)                 8.375%         09/01/2024    $     5,043,578
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Lawrence County, PA IDA (Shenango Presbyterian
                        Center)                                              7.500          11/15/2031          1,079,440
-------------------------------------------------------------------------------------------------------------------------
          515,000       New Morgan, PA IDA (Browning-Ferris Industries)      6.500          04/01/2019            514,954
-------------------------------------------------------------------------------------------------------------------------
        5,000,000       PA EDFA (National Gypsum Company)                    6.250          11/01/2027          5,276,000
-------------------------------------------------------------------------------------------------------------------------
       79,425,000       PA EDFA (Reliant Energy)                             6.750          12/01/2036         85,310,393
-------------------------------------------------------------------------------------------------------------------------
       20,250,000       PA EDFA (Reliant Energy)                             6.750          12/01/2036         21,750,525
-------------------------------------------------------------------------------------------------------------------------
       29,675,000       PA EDFA (Reliant Energy)                             6.750          12/01/2036         31,873,918
-------------------------------------------------------------------------------------------------------------------------
       17,500,000       PA EDFA (Reliant Energy)                             6.750          12/01/2036         18,796,750
-------------------------------------------------------------------------------------------------------------------------
        1,500,000       PA EDFA (Reliant Energy/Reliant Seward
                        Obligated Group)                                     6.750          12/01/2036          1,611,150
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       PA EDFA (USG Corp.)                                  6.000          06/01/2031          3,141,660
-------------------------------------------------------------------------------------------------------------------------
          320,000       Philadelphia, PA H&HEFA
                        (Temple University Hospital)                         6.625          11/15/2023            322,688
                                                                                                          ---------------
                                                                                                              232,132,186
-------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.2%
       45,000,000       Central Falls, RI Detention Facility                 7.250          07/15/2035         50,740,200
-------------------------------------------------------------------------------------------------------------------------
        7,810,000       RI Hsg. & Mtg. Finance Corp. (Homeownership
                        Opportunity)                                         4.950          10/01/2036          7,889,974
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       RI Hsg. & Mtg. Finance Corp. RITES                   7.273 4        10/01/2022          2,171,280
-------------------------------------------------------------------------------------------------------------------------
           80,000       RI Industrial Finance Corp. (Ultrafine Powder
                        Technology)                                          8.000          06/01/2015             81,697
-------------------------------------------------------------------------------------------------------------------------
       51,715,000       RI Tobacco Settlement Financing Corp. (TASC)         6.250          06/01/2042         55,674,818
-------------------------------------------------------------------------------------------------------------------------
       18,125,000       RI Tobacco Settlement Financing Corp. (TASC),
                        Series A                                             6.125          06/01/2032         19,457,731
                                                                                                          ---------------
                                                                                                              136,015,700
-------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.3%
        7,500,000       Columbia, SC Parking Facility ROLs                   6.180 4        02/01/2037          8,237,775
-------------------------------------------------------------------------------------------------------------------------
          560,000       Darlington County, SC Industrial Devel.
                        (Sonoco Products Company)                            6.000          04/01/2026            571,917
-------------------------------------------------------------------------------------------------------------------------
        1,510,000       Florence County, SC Industrial Devel. (Stone
                        Container Corp.)                                     7.375          02/01/2007          1,512,431
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Georgetown County, SC Environmental
                        Improvement (International Paper Company)            5.550          12/01/2029          2,109,440
-------------------------------------------------------------------------------------------------------------------------
           15,000       Horry County, SC Airport                             5.600          07/01/2017             15,453
-------------------------------------------------------------------------------------------------------------------------
        4,815,000       Lancaster County, SC (Edenmoor Improvement
                        District)                                            5.750          12/01/2037          5,146,994
-------------------------------------------------------------------------------------------------------------------------
        1,795,000       McCormick County, SC Hospital Facilities
                        (Health Care Center)                                 8.000          03/01/2021          2,094,927
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Myrtle Beach, SC Tax Increment
                        (Myrtle Beach Air Force Base)                        5.250          11/01/2026          1,019,090
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Myrtle Beach, SC Tax Increment
                        (Myrtle Beach Air Force Base)                        5.300          11/01/2035          2,042,820
-------------------------------------------------------------------------------------------------------------------------
        6,620,000       SC Connector 2000 Assoc. Toll Road, Series B         6.496 3        01/01/2020          3,207,324
-------------------------------------------------------------------------------------------------------------------------
        8,500,000       SC Connector 2000 Assoc. Toll Road, Series B         6.621 3        01/01/2024          3,259,835
-------------------------------------------------------------------------------------------------------------------------
        7,315,000       SC GO ROLs                                           6.298 4        08/01/2019          8,690,659
-------------------------------------------------------------------------------------------------------------------------
        1,720,000       SC Hsg. Finance & Devel. Authority RITES             6.008 4        01/01/2023          1,821,583
-------------------------------------------------------------------------------------------------------------------------
        2,775,000       SC Hsg. Finance & Devel. Authority ROLs              9.541 4        07/01/2034          3,182,315
-------------------------------------------------------------------------------------------------------------------------
        3,800,000       SC Hsg. Finance & Devel. Authority, Series A-2       5.150          07/01/2037          3,940,866
-------------------------------------------------------------------------------------------------------------------------


27            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA CONTINUED
$           5,000       SC Resource Authority Local Government Program       7.250%         06/01/2020    $         5,015
-------------------------------------------------------------------------------------------------------------------------
       18,840,000       SC Tobacco Settlement Management Authority,
                        Series B                                             6.375          05/15/2028         20,452,516
-------------------------------------------------------------------------------------------------------------------------
        6,485,000       SC Tobacco Settlement Management Authority,
                        Series B                                             6.375          05/15/2030          7,580,965
-------------------------------------------------------------------------------------------------------------------------
        3,515,000       York County, SC (Hoechst Celanese Corp.)             5.700          01/01/2024          3,515,422
-------------------------------------------------------------------------------------------------------------------------
          320,000       York County, SC Pollution Control (Bowater)          7.400          01/01/2010            324,115
                                                                                                          ---------------
                                                                                                               78,731,462
-------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.9%
        7,200,000       Lower Brule, SD Sioux Tribe (Farm Road
                        Reconstruction)                                      6.500          02/01/2016          7,231,968
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Lower Brule, SD Sioux Tribe, Series B                5.500          05/01/2019            997,320
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Lower Brule, SD Sioux Tribe, Series B                5.600          05/01/2020          1,000,060
-------------------------------------------------------------------------------------------------------------------------
       37,065,000       SD Educational Enhancement Funding Corp.
                        Tobacco Settlement                                   6.500          06/01/2032         40,928,285
-------------------------------------------------------------------------------------------------------------------------
        6,131,469       Sioux Falls, SD Economic Devel. (City Centre
                        Hotel)                                               7.000 9        11/01/2016          6,134,535
                                                                                                          ---------------
                                                                                                               56,292,168
-------------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.0%
          940,000       Chattanooga, TN Health Educational & Hsg.
                        Board (Campus Devel. Foundation Phase I)             5.500          10/01/2020            985,233
-------------------------------------------------------------------------------------------------------------------------
        1,800,000       Chattanooga, TN Health Educational & Hsg.
                        Board (Campus Devel. Foundation Phase I)             6.000          10/01/2035          1,906,218
-------------------------------------------------------------------------------------------------------------------------
       17,000,000       Johnson City, TN Health & Educational
                        Facilities Board (Mountain States Health
                        Alliance)                                            5.500          07/01/2036         18,250,690
-------------------------------------------------------------------------------------------------------------------------
        6,000,000       Johnson City, TN Health & Educational
                        Facilities Board RITES                               5.560 4        07/01/2036          6,882,840
-------------------------------------------------------------------------------------------------------------------------
           25,000       Knox County, TN Industrial Devel. Board
                        (Waterford Apartments)                               5.850          03/01/2015             25,282
-------------------------------------------------------------------------------------------------------------------------
        1,065,000       Maury County, TN Industrial Devel. Board
                        (General Motors Corp.)                               6.500          09/01/2024          1,074,532
-------------------------------------------------------------------------------------------------------------------------
        7,400,000       Maury County, TN Industrial Devel. Board
                        (General Motors Corp.)                               7.100 9        06/01/2027          7,400,000
-------------------------------------------------------------------------------------------------------------------------
        7,000,000       Maury County, TN Industrial Devel. Board
                        (General Motors Corp.)                               8.000 9        09/01/2027          7,000,000
-------------------------------------------------------------------------------------------------------------------------
        4,405,000       McMinn County, TN Industrial Devel. Board
                        Pollution Control (Calhoun Newsprint)                7.625          03/01/2016          4,413,766
-------------------------------------------------------------------------------------------------------------------------
        1,610,000       McMinn County, TN Industrial Devel. Board
                        Solid Waste (Calhoun Newsprint)                      7.400          12/01/2022          1,634,150
-------------------------------------------------------------------------------------------------------------------------
           45,000       Memphis, TN HE&HFB (Graceland Gardens
                        Apartments)                                          8.000          03/01/2019             45,623
-------------------------------------------------------------------------------------------------------------------------
          300,000       Memphis-Shelby County, TN Airport Authority
                        (Express Airlines)                                   6.125          12/01/2016            277,317
-------------------------------------------------------------------------------------------------------------------------
        8,500,000       Metropolitan Knoxville, TN Airport Authority
                        (Northwest Airlines) 1,2                             8.000          04/01/2032          4,770,200
-------------------------------------------------------------------------------------------------------------------------
          800,000       Shelby County, TN HE&HF (Cornerstone-Cameron &
                        Stonegate) 1,2                                       5.900          07/01/2018            595,488
-------------------------------------------------------------------------------------------------------------------------
          655,000       Shelby County, TN HE&HF (Cornerstone-Cameron &
                        Stonegate) 1,2                                       6.000          07/01/2028            488,165
-------------------------------------------------------------------------------------------------------------------------
          310,000       Shelby County, TN HE&HF (Lapaloma Apartments)        7.750          12/01/2029            310,186
-------------------------------------------------------------------------------------------------------------------------


28            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
TENNESSEE CONTINUED
$       3,500,000       TN Hsg. Devel. Agency (Homeownership Program)        5.150%         01/01/2037    $     3,633,140
                                                                                                          ---------------
                                                                                                               59,692,830
-------------------------------------------------------------------------------------------------------------------------
TEXAS--12.6%
           20,000       Abilene, TX Health Facilities Devel. Corp.
                        (Hendrick Medical Center)                            6.000          09/01/2013             20,235
-------------------------------------------------------------------------------------------------------------------------
          135,000       Alliance Airport Authority, TX (American
                        Airlines)                                            7.000          12/01/2011            139,277
-------------------------------------------------------------------------------------------------------------------------
      118,380,000       Alliance Airport Authority, TX (American
                        Airlines)                                            7.500          12/01/2029        120,747,600
-------------------------------------------------------------------------------------------------------------------------
           20,000       Angelina & Neches River Authority, TX Solid
                        Waste (Champion International Corp.)                 6.300          04/01/2018             20,335
-------------------------------------------------------------------------------------------------------------------------
        2,275,000       Austin, TX Convention Enterprises (Convention
                        Center)                                              5.750          01/01/2032          2,350,894
-------------------------------------------------------------------------------------------------------------------------
        4,000,000       Austin, TX Convention Enterprises (Convention
                        Center)                                              6.000          01/01/2023          4,245,160
-------------------------------------------------------------------------------------------------------------------------
          520,000       Austin, TX Convention Enterprises (Convention
                        Center)                                              6.700          01/01/2028            555,027
-------------------------------------------------------------------------------------------------------------------------
          230,000       Beaumont, TX Multifamily HDC (Madison on the
                        Lake Apartments)                                     7.750          12/01/2028            231,256
-------------------------------------------------------------------------------------------------------------------------
          485,000       Bexar County, TX HFC (American Opportunity Hsg.)     7.500          01/01/2013            494,361
-------------------------------------------------------------------------------------------------------------------------
          980,000       Bexar County, TX HFC (American Opportunity Hsg.)     8.000          01/01/2031            988,575
-------------------------------------------------------------------------------------------------------------------------
        1,195,000       Bexar County, TX HFC (American Opportunity Hsg.)     8.250          12/01/2037          1,256,961
-------------------------------------------------------------------------------------------------------------------------
          970,000       Bexar County, TX HFC (American Opportunity Hsg.)     9.250          12/01/2037          1,000,662
-------------------------------------------------------------------------------------------------------------------------
        1,145,000       Bexar County, TX HFC (American Opportunity
                        Hsg.-Nob Hill Apartments)                            8.500          06/01/2031          1,162,942
-------------------------------------------------------------------------------------------------------------------------
        1,020,000       Bexar County, TX HFC (Doral Club)                    8.750          10/01/2036          1,029,251
-------------------------------------------------------------------------------------------------------------------------
          215,000       Bexar County, TX HFC (Honey Creek LLC)               8.000          04/01/2030            217,838
-------------------------------------------------------------------------------------------------------------------------
           50,000       Bexar County, TX HFC (Honey Creek LLC)               9.000          04/01/2030             49,680
-------------------------------------------------------------------------------------------------------------------------
        1,460,000       Bexar County, TX HFC (Perrin Square)                 9.750          11/20/2031          1,549,659
-------------------------------------------------------------------------------------------------------------------------
        5,000,000       Bexar County, TX Hsg. Finance Corp.                  4.950 9        10/01/2039          5,305,600
-------------------------------------------------------------------------------------------------------------------------
        3,150,000       Brazos River Authority, TX (TXU Energy Company)      6.750          10/01/2038          3,551,247
-------------------------------------------------------------------------------------------------------------------------
        8,095,000       Brazos River Authority, TX (TXU Energy Company)      7.700          04/01/2033          9,469,288
-------------------------------------------------------------------------------------------------------------------------
       30,300,000       Brazos River Authority, TX Pollution Control ROLs    6.106 4        03/01/2041         30,593,304
-------------------------------------------------------------------------------------------------------------------------
        3,375,000       Brazos River Authority, TX ROLs 6                    9.975 4        05/01/2029          3,906,360
-------------------------------------------------------------------------------------------------------------------------
       17,365,000       Cambridge, TX Student Hsg. (Cambridge Student
                        Hsg. Devel.)                                         7.000          11/01/2039         17,985,625
-------------------------------------------------------------------------------------------------------------------------
        3,700,000       Comal County, TX Health Facilities Devel.
                        Corp. (MMH/MHS/MHM Obligated Group)                  6.250          02/01/2032          4,024,897
-------------------------------------------------------------------------------------------------------------------------
          885,000       Dallas-Fort Worth, TX International Airport
                        Facility (American Airlines)                         6.150          05/01/2029            891,717
-------------------------------------------------------------------------------------------------------------------------
        3,630,000       Dallas-Fort Worth, TX International Airport
                        Facility (American Airlines)                         6.375          05/01/2035          3,725,360
-------------------------------------------------------------------------------------------------------------------------
        5,395,000       Dallas-Fort Worth, TX International Airport
                        Facility (American Airlines)                         7.250          11/01/2030          5,475,925
-------------------------------------------------------------------------------------------------------------------------
          185,000       Dallas-Fort Worth, TX International Airport
                        Facility (American Airlines)                         8.250          11/01/2036            210,117
-------------------------------------------------------------------------------------------------------------------------
       22,000,000       Dallas-Fort Worth, TX International Airport
                        Facility Improvement Corp.                           9.000          05/01/2029         26,556,860
-------------------------------------------------------------------------------------------------------------------------
       45,945,000       Dallas-Fort Worth, TX International Airport
                        Facility Improvement Corp.                           9.125          05/01/2029         56,122,736
-------------------------------------------------------------------------------------------------------------------------
       12,145,000       Dallas-Fort Worth, TX International Airport
                        Facility Improvement Corp. (Learjet)                 6.150          01/01/2016         12,286,368
-------------------------------------------------------------------------------------------------------------------------
        6,000,000       Dallas-Fort Worth, TX International Airport RITES    6.732 4        11/01/2027          6,400,560
-------------------------------------------------------------------------------------------------------------------------


29            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
$       8,125,000       Dallas-Fort Worth, TX International Airport ROLs    10.756% 4       11/01/2033    $    10,644,238
-------------------------------------------------------------------------------------------------------------------------
           20,000       Dallas-Fort Worth, TX Regional Airport
                        (Dallas-Fort Worth International Airport)            5.500          11/01/2015             20,297
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Danbury, TX Higher Education Authority
                        (AW Brown Fellowship Charter)                        5.125          08/15/2036          1,035,750
-------------------------------------------------------------------------------------------------------------------------
        2,115,000       Danbury, TX Higher Education Finance Corp.
                        (Island Foundation)                                  6.250          02/15/2036          2,132,576
-------------------------------------------------------------------------------------------------------------------------
          450,000       Decatur, TX Hospital Authority (Wise Regional
                        Health System)                                       5.625          09/01/2013            459,810
-------------------------------------------------------------------------------------------------------------------------
        5,310,399       El Paso, TX HFC (Single Family)                      6.180          04/01/2033          5,601,674
-------------------------------------------------------------------------------------------------------------------------
        7,240,000       El Paso, TX HFDC (Bienvivir Senior Health
                        Services)                                            7.750          08/15/2031          7,983,982
-------------------------------------------------------------------------------------------------------------------------
           25,000       Galveston County, TX HFC (Friendswood)               6.200          10/01/2021             25,244
-------------------------------------------------------------------------------------------------------------------------
        1,825,000       Galveston County, TX HFC (Single Family)             6.300          09/15/2031          1,849,546
-------------------------------------------------------------------------------------------------------------------------
            5,000       Galveston, TX Special Contract (Farmers Export
                        Company)                                             6.750          05/01/2007              5,013
-------------------------------------------------------------------------------------------------------------------------
        6,935,000       Garza County, TX Public Facility Corp.               5.750          10/01/2025          7,382,099
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       Grapevine, TX IDC (Air Cargo)                        6.500          01/01/2024          1,080,430
-------------------------------------------------------------------------------------------------------------------------
        4,660,000       Gulf Coast, TX IDA (Citgo Petroleum Corp.)           7.500          05/01/2025          5,249,583
-------------------------------------------------------------------------------------------------------------------------
           75,000       Gulf Coast, TX Waste Disposal Authority
                        (FMC Corp.)                                          7.050          10/01/2009             76,599
-------------------------------------------------------------------------------------------------------------------------
        5,685,000       Gulf Coast, TX Waste Disposal Authority
                        (International Paper Company)                        6.100          08/01/2024          6,139,402
-------------------------------------------------------------------------------------------------------------------------
           25,000       Gulf Coast, TX Waste Disposal Authority
                        (Valero Energy Corp.)                                5.700          04/01/2032             25,798
-------------------------------------------------------------------------------------------------------------------------
        5,950,000       Harris County, TX IDC (Continental Airlines)         5.375          07/01/2019          5,818,684
-------------------------------------------------------------------------------------------------------------------------
        1,750,000       HFDC of Central TX (Legacy at Willow Bend
                        Retirement Community)                                5.625          11/01/2026          1,799,175
-------------------------------------------------------------------------------------------------------------------------
        2,750,000       HFDC of Central TX (Legacy at Willow Bend
                        Retirement Community)                                5.750          11/01/2036          2,819,355
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       HFDC of Central TX (Lutheran Social Services
                        of the South)                                        6.875          02/15/2032          2,113,940
-------------------------------------------------------------------------------------------------------------------------
        4,000,000       HFDC of Central TX (Villa De San Antonio)            6.250          05/15/2036          4,095,640
-------------------------------------------------------------------------------------------------------------------------
        6,495,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)                               5.700          07/15/2029          6,396,861
-------------------------------------------------------------------------------------------------------------------------
        7,290,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)                               5.700          07/15/2029          7,179,848
-------------------------------------------------------------------------------------------------------------------------
       13,295,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)                               6.125          07/15/2017         13,344,059
-------------------------------------------------------------------------------------------------------------------------
       14,020,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)                               6.125          07/15/2027         14,066,827
-------------------------------------------------------------------------------------------------------------------------
       17,995,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)                               6.125          07/15/2027         18,055,103
-------------------------------------------------------------------------------------------------------------------------
       17,750,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)                               6.750          07/01/2021         19,037,940
-------------------------------------------------------------------------------------------------------------------------
       46,085,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)                               6.750          07/01/2029         49,428,928
-------------------------------------------------------------------------------------------------------------------------
          100,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)                               7.000          07/01/2029            108,281
-------------------------------------------------------------------------------------------------------------------------
        1,260,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)                               7.375          07/01/2022          1,383,694
-------------------------------------------------------------------------------------------------------------------------
          100,000       Houston, TX Airport System                           5.000          07/01/2025            100,948
-------------------------------------------------------------------------------------------------------------------------


30            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
        1,500,000       Houston, TX HFDC (Buckinham Senior Living
$                       Community)                                           7.000%         02/15/2026    $     1,670,295
-------------------------------------------------------------------------------------------------------------------------
        5,000,000       Houston, TX HFDC (Buckinham Senior Living
                        Community)                                           7.125          02/15/2034          5,575,200
-------------------------------------------------------------------------------------------------------------------------
          250,000       Houston, TX IDC (Air Cargo)                          6.375          01/01/2023            268,485
-------------------------------------------------------------------------------------------------------------------------
        4,200,000       Hutto, TX Independent School District ROLs           8.838 4        08/01/2037          5,080,320
-------------------------------------------------------------------------------------------------------------------------
        2,200,000       IAH TX Public Facility Corp.                         7.750          05/01/2026          2,213,046
-------------------------------------------------------------------------------------------------------------------------
        2,500,000       Lancaster, TX Independent School District GO
                        RITES                                                8.400 4        02/15/2034          3,822,450
-------------------------------------------------------------------------------------------------------------------------
        6,025,000       Lancaster, TX Independent School District ROLs       6.180 4        02/15/2034          6,726,129
-------------------------------------------------------------------------------------------------------------------------
          815,000       Laredo, TX HFC                                       6.950          10/01/2027            824,674
-------------------------------------------------------------------------------------------------------------------------
        9,225,000       Leander, TX Independent School District              5.433 3        08/15/2032          2,394,441
-------------------------------------------------------------------------------------------------------------------------
       31,820,000       Leander, TX Independent School District              5.497 3        08/15/2037          6,192,490
-------------------------------------------------------------------------------------------------------------------------
        9,000,000       Lewisville, TX GO                                    6.125          09/01/2029         10,047,060
-------------------------------------------------------------------------------------------------------------------------
        1,790,000       Lubbock, TX HFC (Las Colinas Quail Creek
                        Apartments)                                          6.000          07/01/2032          1,829,845
-------------------------------------------------------------------------------------------------------------------------
          265,000       Matagorda County, TX Navigation District
                        (Central Power & Light Company)                      6.125          05/01/2030            270,801
-------------------------------------------------------------------------------------------------------------------------
          410,000       Matagorda County, TX Navigation District
                        (Reliant Energy)                                     5.950          05/01/2030            423,128
-------------------------------------------------------------------------------------------------------------------------
        1,350,000       Newton County, TX Public Facility Corp. 8            8.000          03/01/2019          1,389,393
-------------------------------------------------------------------------------------------------------------------------
        2,250,000       North Central, TX HFDC (Northwest Senior
                        Hsg. Corp.)                                          7.500          11/15/2029          2,530,710
-------------------------------------------------------------------------------------------------------------------------
        1,860,000       Nueces County, TX HFC (Dolphins Landing
                        Apartments)                                          6.875          07/01/2030          1,987,949
-------------------------------------------------------------------------------------------------------------------------
        5,940,000       Port of Bay City, TX (Hoechst Celanese Corp.)        6.500          05/01/2026          6,066,760
-------------------------------------------------------------------------------------------------------------------------
       15,000,000       Port of Corpus Christi, TX Authority (CNA
                        Holdings)                                            6.700          11/01/2030         16,456,200
-------------------------------------------------------------------------------------------------------------------------
           75,000       Port of Corpus Christi, TX Industrial Devel.
                        Corp. (Citgo Petroleum Corp.)                        8.250          11/01/2031             77,602
-------------------------------------------------------------------------------------------------------------------------
          110,000       Sabine, TX River Authority Pollution Control
                        (TXU Electric Company)                               6.450          06/01/2021            117,484
-------------------------------------------------------------------------------------------------------------------------
       57,640,000       San Antonio, TX Convention Center Hotel
                        Finance Corp. (Empowerment Zone)                     5.000          07/15/2034         59,713,887
-------------------------------------------------------------------------------------------------------------------------
       42,260,000       San Antonio, TX Convention Center Hotel
                        Finance Corp. (Empowerment Zone)                     5.000          07/15/2039         43,694,304
-------------------------------------------------------------------------------------------------------------------------
        7,000,000       San Antonio, TX HFC (Midcrowne Senior
                        Apartments) 8                                        5.150          06/20/2047          7,212,660
-------------------------------------------------------------------------------------------------------------------------
        5,000,000       San Antonio, TX Hsg. Trust Finance Corp.
                        (Single Family Mtg.)                                 4.950 9        10/01/2039          5,311,750
-------------------------------------------------------------------------------------------------------------------------
           45,000       Southeast TX HFC (Forest View Apartments) 1,2        8.750          11/01/2023             36,264
-------------------------------------------------------------------------------------------------------------------------
        6,030,000       Springhill, TX Courtland Heights Public
                        Facility Corp.                                       5.850          12/01/2028          6,158,318
-------------------------------------------------------------------------------------------------------------------------
       10,755,000       Tarrant County, TX HFC (Lindberg Park)               5.150          10/20/2047         11,088,190
-------------------------------------------------------------------------------------------------------------------------
       14,935,000       Tarrant County, TX HFC (Village Creek
                        Apartments)                                          5.000          04/20/2048         14,984,734
-------------------------------------------------------------------------------------------------------------------------
        1,600,000       Travis County, TX HFDC (Querencia Barton Creek)      5.650          11/15/2035          1,624,960
-------------------------------------------------------------------------------------------------------------------------
        8,400,000       Trinity, TX River Authority (General Motors
                        Corp.)                                               7.000 9        04/01/2009          8,400,000
-------------------------------------------------------------------------------------------------------------------------
        2,320,000       TX Affordable Hsg. Corp. (American Hsg.
                        Foundation) 1,2,8                                    8.000          03/01/2032            103,240
-------------------------------------------------------------------------------------------------------------------------
        2,965,000       TX Affordable Hsg. Corp. (Ashton Place &
                        Woodstock Apartments)                                6.300          08/01/2033          2,260,635
-------------------------------------------------------------------------------------------------------------------------
       10,000,000       TX Dept. of Hsg. & Community Affairs RITES           5.820 4        07/01/2034         10,687,000
-------------------------------------------------------------------------------------------------------------------------
        2,500,000       TX GO RITES                                         11.204 4        12/01/2028          2,929,450
-------------------------------------------------------------------------------------------------------------------------


31            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
$       1,840,000       TX Panhandle HFA (Amarillo Affordable Hsg.)          6.625%         03/01/2020    $     1,221,061
-------------------------------------------------------------------------------------------------------------------------
        2,545,000       TX Panhandle HFA (Amarillo Affordable Hsg.)          6.750          03/01/2031          1,690,135
-------------------------------------------------------------------------------------------------------------------------
        1,600,000       TX Public Finance Authority Charter School
                        Finance Corp. (Ed-Burnham Wood)                      6.250          09/01/2036          1,608,464
-------------------------------------------------------------------------------------------------------------------------
           50,000       TX Student Hsg. Corp. (Midwestern State
                        University)                                          6.500          09/01/2022             54,487
-------------------------------------------------------------------------------------------------------------------------
           50,000       TX Student Hsg. Corp. (University of North
                        Texas)                                               6.000          07/01/2011             49,347
-------------------------------------------------------------------------------------------------------------------------
          235,000       TX Student Hsg. Corp. (University of North
                        Texas)                                               6.750          07/01/2021            234,429
-------------------------------------------------------------------------------------------------------------------------
          200,000       TX Student Hsg. Corp. (University of North
                        Texas)                                               6.850          07/01/2031            199,384
-------------------------------------------------------------------------------------------------------------------------
        4,000,000       TX Turnpike Authority ROLs                           8.818 4        08/15/2042          4,563,440
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       TX Veterans Hsg. Assistance RITES                    9.604 4        06/01/2029          3,349,740
-------------------------------------------------------------------------------------------------------------------------
        4,000,000       Willacy County, TX Local Government Corp.            6.000          03/01/2009          4,086,320
                                                                                                          ---------------
                                                                                                              785,253,662
U.S. POSSESSIONS--1.9%
        1,200,000       Guam EDA (Royal Socio Apartments) 1,2                9.500          11/01/2018          1,064,604
-------------------------------------------------------------------------------------------------------------------------
          150,000       Guam GO, Series A                                    5.400          11/15/2018            150,117
-------------------------------------------------------------------------------------------------------------------------
        2,540,000       Northern Mariana Islands Ports Authority,
                        Series A                                             6.250          03/15/2028          2,681,072
-------------------------------------------------------------------------------------------------------------------------
        9,500,000       Northern Mariana Islands Ports Authority,
                        Series A                                             6.750          10/01/2033         10,676,955
-------------------------------------------------------------------------------------------------------------------------
      383,500,000       Puerto Rico Children's Trust Fund (TASC)             6.309 3        05/15/2050         26,296,595
-------------------------------------------------------------------------------------------------------------------------
      745,000,000       Puerto Rico Children's Trust Fund (TASC)             7.009 3        05/15/2055         26,671,000
-------------------------------------------------------------------------------------------------------------------------
        7,500,000       Puerto Rico Commonwealth GO                          5.250          07/01/2030          8,129,250
-------------------------------------------------------------------------------------------------------------------------
        7,500,000       Puerto Rico Commonwealth GO                          5.250          07/01/2032          8,113,725
-------------------------------------------------------------------------------------------------------------------------
       30,000,000       Puerto Rico Public Finance Corp.                     5.750          08/01/2027         32,469,300
                                                                                                          ---------------
                                                                                                              116,252,618
-------------------------------------------------------------------------------------------------------------------------
UTAH--0.2%
          650,000       Carbon County, UT Solid Waste Disposal
                        (Allied Waste Industries)                            7.450          07/01/2017            674,141
-------------------------------------------------------------------------------------------------------------------------
        2,085,000       Carbon County, UT Solid Waste Disposal
                        (Allied Waste Industries)                            7.500          02/01/2010          2,101,889
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       Carbon County, UT Solid Waste Disposal
                        (Sunnyside Cogeneration)                             7.100          08/15/2023          3,303,390
-------------------------------------------------------------------------------------------------------------------------
        1,935,000       UT HFA (RHA Community Service of Utah)               6.875          07/01/2027          1,975,712
-------------------------------------------------------------------------------------------------------------------------
        1,650,000       UT Hsg. Corp. (Single Family Mtg.)                   5.000          01/01/2032          1,687,076
                                                                                                          ---------------
                                                                                                                9,742,208
-------------------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
        2,000,000       VT EDA (Wake Robin Corp.)                            5.375          05/01/2036          2,039,500
-------------------------------------------------------------------------------------------------------------------------
           60,000       VT HFA (Single Family), Series 9                     5.400          05/01/2037             60,377
                                                                                                          ---------------
                                                                                                                2,099,877
-------------------------------------------------------------------------------------------------------------------------
VIRGINIA--1.9%
        2,275,000       Bedford County, VA IDA (Georgia-Pacific Corp.)       6.550          12/01/2025          2,372,507
-------------------------------------------------------------------------------------------------------------------------
        6,300,000       Celebrate, VA South Community Devel. Authority
                        Special Assessment                                   6.250          03/01/2037          6,535,998
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       Fairfax County, VA Redevel. & Hsg. Authority
                        (Burke Shire Commons)                                7.600          10/01/2036          3,134,490
-------------------------------------------------------------------------------------------------------------------------
       12,250,000       Farms New Kent, VA Community Devel. Authority
                        Special Assessment                                   5.125          03/01/2036         12,385,975
-------------------------------------------------------------------------------------------------------------------------
        7,000,000       Farms New Kent, VA Community Devel. Authority
                        Special Assessment                                   5.450          03/01/2036          7,065,730
-------------------------------------------------------------------------------------------------------------------------
        2,206,000       Farms New Kent, VA Community Devel. Authority
                        Special Assessment                                   5.800          03/01/2036          2,223,052
-------------------------------------------------------------------------------------------------------------------------


32            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
$          90,000       Giles County, VA IDA (Hoechst Celanese Corp.)        5.950%         12/01/2025    $        90,505
-------------------------------------------------------------------------------------------------------------------------
        9,950,000       Giles County, VA IDA (Hoechst Celanese Corp.)        6.450          05/01/2026         10,114,076
-------------------------------------------------------------------------------------------------------------------------
        7,720,000       Giles County, VA IDA (Hoechst Celanese Corp.)        6.625          12/01/2022          7,744,395
-------------------------------------------------------------------------------------------------------------------------
        1,750,000       Halifax County, VA IDA RITES                         9.139 4        06/01/2028          2,421,440
-------------------------------------------------------------------------------------------------------------------------
           25,000       Hopewell, VA IDA (Continental Group)                 5.900          06/01/2007             24,869
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       New Port, VA CDA                                     5.600          09/01/2036          3,094,950
-------------------------------------------------------------------------------------------------------------------------
        1,085,000       Norfolk, VA Redevel. & Hsg. Authority
                        (First Mtg.-Retirement Community)                    6.125          01/01/2035          1,129,832
-------------------------------------------------------------------------------------------------------------------------
          400,000       Pittsylvania County, VA IDA (Multitrade of
                        Pittsylvania)                                        7.450          01/01/2009            406,152
-------------------------------------------------------------------------------------------------------------------------
       10,350,000       Pittsylvania County, VA IDA (Multitrade of
                        Pittsylvania)                                        7.500          01/01/2014         10,511,460
-------------------------------------------------------------------------------------------------------------------------
        7,050,000       Pittsylvania County, VA IDA (Multitrade of
                        Pittsylvania)                                        7.550          01/01/2019          7,156,173
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       Pocahontas Parkway Assoc., VA (Route 895
                        Connector Toll Road)                                 5.250          08/15/2008          3,089,850
-------------------------------------------------------------------------------------------------------------------------
        2,250,000       Pocahontas Parkway Assoc., VA (Route 895
                        Connector Toll Road)                                 7.000 3        08/15/2007          2,187,900
-------------------------------------------------------------------------------------------------------------------------
        2,500,000       Prince William County, VA IDA (Westminster
                        Presbyterian Retirement Community) 7                 5.125          01/01/2026          2,571,700
-------------------------------------------------------------------------------------------------------------------------
        7,545,000       VA College Building Authority Educational
                        Facilities (Regent University)                       5.000          06/01/2036          7,797,154
-------------------------------------------------------------------------------------------------------------------------
       20,000,000       VA Tobacco Settlement Authority (TASC)               5.625          06/01/2037         21,359,000
-------------------------------------------------------------------------------------------------------------------------
        2,500,000       West Point, VA IDA Solid Waste (Chesapeake Corp.)    6.375          03/01/2019          2,523,450
                                                                                                          ---------------
                                                                                                              115,940,658
-------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.0%
        3,000,000       Chelan County, WA Public Utility District RITES      9.008 4        01/01/2036          3,916,980
-------------------------------------------------------------------------------------------------------------------------
        3,500,000       Grant County, WA Public Utility District RITES       6.742 4        01/01/2022          3,526,110
-------------------------------------------------------------------------------------------------------------------------
          500,000       King County, WA Hsg. Authority (Southwood
                        Square Apartments)                                   6.200          10/01/2031            513,810
-------------------------------------------------------------------------------------------------------------------------
        2,455,000       Port Camas, WA Public Industrial Corp.
                        (James River Corp. of Virginia)                      6.700          04/01/2023          2,457,455
-------------------------------------------------------------------------------------------------------------------------
           55,000       Port Kalama, WA, Series B                            5.550          12/01/2010             55,047
-------------------------------------------------------------------------------------------------------------------------
           25,000       Port Moses Lake, WA GO                               5.600          12/01/2012             25,031
-------------------------------------------------------------------------------------------------------------------------
        1,600,000       Port of Seattle, WA Special Facility
                        (Northwest Airlines) 1,2                             7.125          04/01/2020          1,281,136
-------------------------------------------------------------------------------------------------------------------------
        1,675,000       Snohomish County, WA Hsg. Authority
                        (Whispering Pines Apartments)                        5.600          09/01/2025          1,752,636
-------------------------------------------------------------------------------------------------------------------------
        1,250,000       Snohomish County, WA Hsg. Authority
                        (Whispering Pines Apartments)                        5.750          09/01/2030          1,321,213
-------------------------------------------------------------------------------------------------------------------------
        7,105,000       Tacoma, WA Port Authority ROLs                       8.470 4        12/01/2030          8,304,608
-------------------------------------------------------------------------------------------------------------------------
        5,000,000       WA HFC (Single Family Programs)                      5.100          12/01/2031          5,178,100
-------------------------------------------------------------------------------------------------------------------------
       13,160,000       WA HFC (Single Family Programs)                      5.150          06/01/2037         13,647,446
-------------------------------------------------------------------------------------------------------------------------
        4,620,000       WA Tobacco Settlement Authority (TASC)               6.500          06/01/2026          5,137,070
-------------------------------------------------------------------------------------------------------------------------
       14,285,000       WA Tobacco Settlement Authority (TASC)               6.625          06/01/2032         15,975,773
                                                                                                          ---------------
                                                                                                               63,092,415
-------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.4%
       14,030,000       Braxton County, WV Solid Waste Disposal
                        (Weyerhaeuser Company)                               5.800          06/01/2027         14,376,541
-------------------------------------------------------------------------------------------------------------------------


33            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA CONTINUED
        2,000,000       Braxton County, WV Solid Waste Disposal
$                       (Weyerhaeuser Company)                               6.125%         04/01/2026    $     2,073,200
-------------------------------------------------------------------------------------------------------------------------
        5,425,000       Braxton County, WV Solid Waste Disposal ROLs 6      10.370 4        05/01/2025          5,558,130
-------------------------------------------------------------------------------------------------------------------------
          600,000       Ohio County, WV Commission Special District
                        Excise Tax (Fort Henry Centre)                       5.625          03/01/2036            623,568
-------------------------------------------------------------------------------------------------------------------------
           15,000       WV Hospital Finance Authority (Charleston Area
                        Medical Center)                                      7.250          10/01/2014             15,041
-------------------------------------------------------------------------------------------------------------------------
        4,765,000       WV Hsg. Devel. Fund RITES                            7.120 4        11/01/2032          5,086,923
                                                                                                          ---------------
                                                                                                               27,733,403
-------------------------------------------------------------------------------------------------------------------------
WISCONSIN--1.5%
           20,000       Badger, WI Tobacco Asset Securitization Corp.        6.125          06/01/2027             21,624
-------------------------------------------------------------------------------------------------------------------------
       40,935,000       Badger, WI Tobacco Asset Securitization Corp.        6.375          06/01/2032         44,738,271
-------------------------------------------------------------------------------------------------------------------------
        4,450,000       Janesville, WI Pollution Control (General
                        Motors Corp.)                                        5.550          04/01/2009          4,435,760
-------------------------------------------------------------------------------------------------------------------------
        6,510,000       Kaukauna, WI Environmental Improvement
                        (International Paper Company)                        5.250          06/01/2029          6,665,524
-------------------------------------------------------------------------------------------------------------------------
          670,000       Milwaukee, WI (Aero Milwaukee)                       6.500          01/01/2025            723,888
-------------------------------------------------------------------------------------------------------------------------
        1,350,000       Milwaukee, WI (Air Cargo)                            7.500          01/01/2025          1,490,616
-------------------------------------------------------------------------------------------------------------------------
        4,045,000       Necedah, WI Community Devel. Authority Exempt
                        Facility (Castle Rock Renewable Fuels)               7.500          03/01/2018          4,066,964
-------------------------------------------------------------------------------------------------------------------------
          165,000       New Berlin, WI Hsg. Authority (Pinewood Creek)       6.800          11/01/2012            170,330
-------------------------------------------------------------------------------------------------------------------------
          160,000       New Berlin, WI Hsg. Authority (Pinewood Creek)       6.850          05/01/2013            165,168
-------------------------------------------------------------------------------------------------------------------------
        1,595,000       New Berlin, WI Hsg. Authority (Pinewood Creek)       7.125          05/01/2024          1,642,531
-------------------------------------------------------------------------------------------------------------------------
        1,750,000       Sokaogon, WI Chippewa Community (Gaming)             7.000          01/01/2026          1,758,855
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       Sokaogon, WI Chippewa Community (Gaming)             8.250          01/01/2017          2,002,000
-------------------------------------------------------------------------------------------------------------------------
        4,000,000       WI GO                                                5.000          05/01/2037          4,121,080
-------------------------------------------------------------------------------------------------------------------------
        1,000,000       WI H&EFA (Eastcastle Place)                          6.125          12/01/2034          1,026,440
-------------------------------------------------------------------------------------------------------------------------
        4,090,000       WI H&EFA (Hess Memorial Hospital Assoc.)             7.750          11/01/2015          4,135,890
-------------------------------------------------------------------------------------------------------------------------
           50,000       WI H&EFA (Milwaukee Catholic Home)                   7.250          07/01/2017             50,989
-------------------------------------------------------------------------------------------------------------------------
        1,300,000       WI H&EFA (Wisconsin Illinois Senior Hsg.)            5.650          08/01/2021          1,328,652
-------------------------------------------------------------------------------------------------------------------------
        2,385,000       WI H&EFA (Wisconsin Illinois Senior Hsg.)            5.800          08/01/2029          2,437,875
-------------------------------------------------------------------------------------------------------------------------
        2,000,000       WI H&EFA RITES                                       7.708 4        02/15/2032          2,463,840
-------------------------------------------------------------------------------------------------------------------------
           20,000       WI Health & Educational Facilities Authority
                        (Marshfield Clinic)                                  5.750          02/15/2027             20,510
-------------------------------------------------------------------------------------------------------------------------
        3,000,000       WI Hsg. & Economic Devel. Authority RITES            7.350 4        09/01/2024          3,325,980
-------------------------------------------------------------------------------------------------------------------------
        3,140,000       WI Hsg. & Economic Devel. Authority ROLs             5.066 4        03/01/2024          3,281,802
-------------------------------------------------------------------------------------------------------------------------
          250,000       WI Lac Courte Oreilles Band of Lake Superior
                        Chippewa Indians                                     8.000          12/01/2018            251,220
                                                                                                          ---------------
                                                                                                               90,325,809
-------------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
          500,000       Jackson, WY National Rural Utilities
                        Cooperative (Lower Valley Power & Light
                        Company)                                             5.875          05/01/2026            508,820
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $5,780,658,577)-98.7%                                                     6,130,730,768
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES-1.3                                                                            82,191,970
                                                                                                          ---------------
NET ASSETS-100.0%                                                                                         $ 6,212,922,738
                                                                                                          ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Issue is in default. See accompanying Notes.

2. Non-income producing security.


34            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Security is subject to a shortfall and forbearance agreement. See accompanying Notes.

7. When-issued security or forward commitment to be delivered and settled after October 31, 2006. See accompanying Notes.

8. Illiquid security. The aggregate value of illiquid securities as of October 31, 2006 was $101,650,056, which represents 1.64% of the Fund's net assets. See accompanying Notes.

9. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA              Atlanta Devel. Authority
AHF              American Housing Foundation
CAU              Clark Atlanta University
CCRC             Continuing Care Retirement Community
CDA              Communities Devel. Authority
CFGH             Central Florida Group Homes
COP              Certificates of Participation
DA               Dormitory Authority
DRIVERS          Derivative Inverse Tax Exempt Receipts
EDA              Economic Devel. Authority
EDC              Economic Devel. Corp.
EDFA             Economic Devel. Finance Authority
EF&CD            Environmental Facilities and Community Devel.
FMC              Flagstaff Medical Center
GO               General Obligation
H&EFA            Health and Educational Facilities Authority
H&HEFA           Hospitals and Higher Education Facilities Authority
HDA              Hospital Devel. Authority
HDC              Housing Devel. Corp.
HE&HF            Higher Educational and Housing Facilities
HE&HFA           Higher Education and Health Facilities Authority
HE&HFB           Health Educational and Housing Facility Board
HFA              Housing Finance Agency
HFC              Housing Finance Corp.
HFDC             Health Facilities Devel. Corp.
IDA              Industrial Devel. Agency
IDC              Industrial Devel. Corp.
IF&PCFA          Industrial Facilities & Pollution Control Financing Authority
IRS              Inverse Rate Security
JFK              John Fitzgerald Kennedy
LUHS             Loyola University Health Systems
LUMC             Loyola University Medical Center
MHM              McKenna Health Management
MHS              McKenna Health System
MMH              McKenna Memorial Hospital
NYC              New York City
NYS              New York State
RHA              Resource Healthcare of America
RITES            Residual Interest Tax Exempt Security
ROLs             Residual Option Longs
Res Rec          Resource Recovery Facility
SHS              Sunnyside Health Services
SPS              Sunnyside Properties Sarasota
SR               Sunnyside Retirement
TASC             Tobacco Settlement Asset-Backed Bonds


35            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                       VALUE    PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                          $ 1,460,376,843       23.8%
Airlines                                                 869,486,776       14.2
Special Assessment                                       525,063,197        8.6
Multifamily Housing                                      318,828,036        5.2
Hospital/Health Care                                     314,612,310        5.1
Electric Utilities                                       312,249,262        5.1
Single Family Housing                                    287,450,704        4.7
Hotels, Restaurants & Leisure                            210,568,958        3.4
Special Tax                                              202,061,706        3.3
Adult Living Facilities                                  185,838,425        3.0
Marine/Aviation Facilities                               181,608,645        3.0
General Obligation                                       175,636,827        2.9
Manufacturing, Durable Goods                             173,502,577        2.8
Resource Recovery                                        151,303,683        2.5
Paper, Containers & Packaging                            136,305,039        2.2
Not-for-Profit Organization                               88,390,159        1.4
Manufacturing, Non-Durable Goods                          87,128,529        1.4
Higher Education                                          80,391,359        1.3
Gas Utilities                                             72,929,309        1.2
Sales Tax Revenue                                         56,545,845        0.9
Municipal Leases                                          49,128,556        0.8
Pollution Control                                         47,339,757        0.8
Sewer Utilities                                           42,791,166        0.7
Education                                                 35,955,823        0.6
Water Utilities                                           24,596,712        0.4
Highways/Railways                                         23,540,317        0.4
Parking Fee Revenue                                       11,461,695        0.2
Student Loans                                              3,207,500        0.1
Sports Facility Revenue                                    2,431,053        0.0
                                                     ---------------------------
Total                                                $ 6,130,730,768      100.0%
                                                     ===========================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                       $ 5,782,232,398
                                                     ================

Gross unrealized appreciation                        $   416,253,471
Gross unrealized depreciation                            (67,755,101)
                                                     ----------------
Net unrealized appreciation                          $   348,498,370
                                                     ================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by


36            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2006, the Fund had purchased $43,252,717 of securities issued on a when-issued basis or forward commitment and sold $8,857,301 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 35% of its total assets in inverse floaters. Inverse floaters amount to $420,864,607 as of October 31, 2006.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to pay the sponsor of the inverse floater, in certain circumstances, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater (the "shortfall"). At October 31, 2006, the Fund's maximum aggregate exposure under such agreements is estimated at approximately $171,085,000. This exposure is diversified across underlying securities that have various credit qualities, interest rates and maturity dates. Under the terms of these agreements, the Fund maintains the right to collapse the trust issuing the inverse floater by paying the shortfall, if any, and exchanging the inverse floater for the underlying fixed rate security upon which the inverse floater is based, thereby terminating its investment in the inverse floater. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in the inverse floaters, as it deems appropriate. As of October 31, 2006, the Fund has not made any payments related to such agreements and it expects the risk of material future payments required under these agreements to be remote.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2006, securities with an aggregate market value of $169,396,841, representing 2.73% of the Fund's net assets, were in default.




37            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of October 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


38            |              OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS



OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED




        Principal
           Amount                                                            Coupon           Maturity             Value
----------------------------------------------------------------------------------------------------------------------------

Municipal Bonds and Notes--100.1%
New Jersey--69.8%
 $         10,000       Bergen County HDC                                    6.750     %      10/01/2018 $         10,041
----------------------------------------------------------------------------------------------------------------------------
           25,000       Berkeley HFC (Bayville Hsg.)                         5.750            08/01/2014           25,628
----------------------------------------------------------------------------------------------------------------------------
          100,000       Camden County PCFA (Camden County Energy
                        Recovery Associates)                                 7.500            12/01/2009          101,508
----------------------------------------------------------------------------------------------------------------------------
          100,000       Camden County PCFA (Camden County Energy
                        Recovery Associates)                                 7.500            12/01/2010          101,508
----------------------------------------------------------------------------------------------------------------------------
          100,000       Delaware River Port Authority PA/NJ                  5.400            01/01/2011          102,010
----------------------------------------------------------------------------------------------------------------------------
        1,565,000       Delaware River Port Authority PA/NJ                  5.400            01/01/2016        1,595,815
----------------------------------------------------------------------------------------------------------------------------
        9,140,000       Delaware River Port Authority PA/NJ                  5.500            01/01/2026        9,336,144
----------------------------------------------------------------------------------------------------------------------------
          300,000       Essex County Improvement Authority                   5.125            10/01/2022          323,226
----------------------------------------------------------------------------------------------------------------------------
           40,000       Essex County Improvement Authority
                        (County Jail & Youth House)                          5.350            12/01/2024           40,858
----------------------------------------------------------------------------------------------------------------------------
          105,000       Essex County Improvement Authority (Sportsplex)      5.625            10/01/2027          107,403
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Garden State Preservation Trust (Open Space &
                        Farmland Preservation)                               5.800            11/01/2023        2,303,980
----------------------------------------------------------------------------------------------------------------------------
           25,000       Glen Rock Senior Citizens Corp.                      5.375            07/01/2016           25,025
----------------------------------------------------------------------------------------------------------------------------
        1,250,000       Gloucester County Hsg. Devel. Corp. (Colonial
                        Park)                                                6.200            09/15/2011        1,254,850
----------------------------------------------------------------------------------------------------------------------------
           20,000       Gloucester County Improvement Authority
                        (Governmental Leasing Program)                       5.900            04/01/2007           20,036
----------------------------------------------------------------------------------------------------------------------------
            5,000       Gloucester County Utilities Authority                5.125            01/01/2013            5,006
----------------------------------------------------------------------------------------------------------------------------
           25,000       Haledon School District                              5.625            02/01/2009           25,039
----------------------------------------------------------------------------------------------------------------------------
          565,000       Higher Education Student Assistance Authority
                        (Student Loan)                                       6.000            06/01/2015          576,599
----------------------------------------------------------------------------------------------------------------------------
           45,000       Hillsborough Township Municipal Utilities
                        Authority                                            5.375            05/01/2020           45,020
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Hudson County Solid Waste Improvement Authority      6.000            01/01/2029        1,009,260
----------------------------------------------------------------------------------------------------------------------------
        3,755,000       Hudson County Solid Waste Improvement
                        Authority (Koppers Site)                             6.125            01/01/2029        3,851,128
----------------------------------------------------------------------------------------------------------------------------
           20,000       Hunterdon County Educational Services
                        Commission COP 1                                     7.000            02/01/2015           20,228
----------------------------------------------------------------------------------------------------------------------------
           25,000       Jersey City GO                                       5.250            10/01/2016           25,530
----------------------------------------------------------------------------------------------------------------------------
          100,000       Lenape Regional High School District                 5.000            04/01/2023          100,612
----------------------------------------------------------------------------------------------------------------------------
           75,000       Mercer County Improvement Authority                  5.000            11/15/2016           76,577
----------------------------------------------------------------------------------------------------------------------------
        3,290,000       Mercer County Improvement Authority                  5.000            08/01/2040        3,462,133
----------------------------------------------------------------------------------------------------------------------------
           45,000       Mercer County Improvement Authority
                        (Solid Waste)                                        5.750            09/15/2016           46,682
----------------------------------------------------------------------------------------------------------------------------
          875,000       Middlesex County Improvement Authority
                        (Heldrich Center Hotel)                              5.000            01/01/2015          893,471
----------------------------------------------------------------------------------------------------------------------------
          500,000       Middlesex County Improvement Authority
                        (Heldrich Center Hotel)                              5.000            01/01/2020          511,235
----------------------------------------------------------------------------------------------------------------------------
        1,535,000       Middlesex County Improvement Authority
                        (Heldrich Center Hotel)                              5.000            01/01/2032        1,540,511
----------------------------------------------------------------------------------------------------------------------------
        1,100,000       Middlesex County Improvement Authority
                        (Heldrich Center Hotel)                              5.125            01/01/2037        1,111,990
----------------------------------------------------------------------------------------------------------------------------
          975,000       Middlesex County Improvement Authority
                        (Skyline Tower Urban Renewal Associates)             5.350            07/01/2034        1,028,645
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       Middlesex County Pollution Control Authority
                        (Amerada Hess Corp.)                                 6.050            09/15/2034        2,703,550
----------------------------------------------------------------------------------------------------------------------------
            5,000       Monmouth County Improvement Authority                5.450            07/15/2013            5,107
----------------------------------------------------------------------------------------------------------------------------
           10,000       Morristown GO                                        5.300            03/01/2021           10,013
----------------------------------------------------------------------------------------------------------------------------


1                                          Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED


        Principal
           Amount                                                            Coupon           Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New Jersey Continued
 $         35,000       New Brunswick Hsg. & Urban Devel. Authority          5.500     %      08/01/2011 $         35,052
----------------------------------------------------------------------------------------------------------------------------
           65,000       New Brunswick Hsg. & Urban Devel. Authority          5.750            07/01/2024           65,118
----------------------------------------------------------------------------------------------------------------------------
        1,680,000       NJ EDA (American Airlines)                           7.100            11/01/2031        1,682,470
----------------------------------------------------------------------------------------------------------------------------
        2,755,000       NJ EDA (Anheuser-Busch Companies)                    5.850            12/01/2030        2,813,241
----------------------------------------------------------------------------------------------------------------------------
        2,065,000       NJ EDA (Applewood Estates)                           5.000            10/01/2025        2,173,392
----------------------------------------------------------------------------------------------------------------------------
        8,060,000       NJ EDA (Applewood Estates)                           5.000            10/01/2035        8,440,432
----------------------------------------------------------------------------------------------------------------------------
           50,000       NJ EDA (Bristol Glen)                                5.750            07/01/2029           51,129
----------------------------------------------------------------------------------------------------------------------------
        1,690,000       NJ EDA (Cadbury at Cherry Hill)                      4.600            07/01/2027        1,699,380
----------------------------------------------------------------------------------------------------------------------------
          100,000       NJ EDA (Cadbury at Cherry Hill)                      5.500            07/01/2018          103,750
----------------------------------------------------------------------------------------------------------------------------
           25,000       NJ EDA (Cadbury at Cherry Hill)                      5.500            07/01/2028           25,801
----------------------------------------------------------------------------------------------------------------------------
           25,000       NJ EDA (Cascade Corp.)                               8.250            02/01/2026           25,004
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       NJ EDA (Cigarette Tax)                               5.500            06/15/2031        3,198,780
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       NJ EDA (Cigarette Tax)                               5.750            06/15/2029        1,633,500
----------------------------------------------------------------------------------------------------------------------------
       10,000,000       NJ EDA (Cigarette Tax)                               5.750            06/15/2034       10,822,600
----------------------------------------------------------------------------------------------------------------------------
          530,000       NJ EDA (Continental Airlines)                        5.500            04/01/2028          491,040
----------------------------------------------------------------------------------------------------------------------------
       15,715,000       NJ EDA (Continental Airlines)                        6.250            09/15/2019       16,284,354
----------------------------------------------------------------------------------------------------------------------------
        4,045,000       NJ EDA (Continental Airlines)                        6.250            09/15/2029        4,183,905
----------------------------------------------------------------------------------------------------------------------------
        5,810,000       NJ EDA (Continental Airlines)                        6.400            09/15/2023        6,040,367
----------------------------------------------------------------------------------------------------------------------------
        3,590,000       NJ EDA (Continental Airlines)                        6.625            09/15/2012        3,851,388
----------------------------------------------------------------------------------------------------------------------------
        5,710,000       NJ EDA (Continental Airlines)                        7.000            11/15/2030        6,089,829
----------------------------------------------------------------------------------------------------------------------------
        3,500,000       NJ EDA (Continental Airlines)                        9.000            06/01/2033        4,355,505
----------------------------------------------------------------------------------------------------------------------------
          100,000       NJ EDA (Courthouse Convalescent Center)              8.700            02/01/2014          100,079
----------------------------------------------------------------------------------------------------------------------------
        3,100,000       NJ EDA (Cranes Mill)                                 5.100            06/01/2027        3,172,974
----------------------------------------------------------------------------------------------------------------------------
           70,000       NJ EDA (Dept. of Human Services)                     5.000            07/01/2022           72,812
----------------------------------------------------------------------------------------------------------------------------
          130,000       NJ EDA (Dept. of Human Services)                     6.250            07/01/2024          141,774
----------------------------------------------------------------------------------------------------------------------------
          100,000       NJ EDA (Devereux Foundation)                         5.450            05/01/2027          101,837
----------------------------------------------------------------------------------------------------------------------------
           50,000       NJ EDA (Eastern Shore)                               8.000            02/01/2011           50,015
----------------------------------------------------------------------------------------------------------------------------
          635,000       NJ EDA (Elizabethtown Water Company)                 5.600            12/01/2025          645,503
----------------------------------------------------------------------------------------------------------------------------
        3,900,000       NJ EDA (Empowerment Zone-Cumberland)                 7.750            08/01/2021        3,968,445
----------------------------------------------------------------------------------------------------------------------------
           20,000       NJ EDA (Fellowship Village)                          5.500            01/01/2018           20,624
----------------------------------------------------------------------------------------------------------------------------
          140,000       NJ EDA (General Motors Corp.)                        5.350            04/01/2009          139,265
----------------------------------------------------------------------------------------------------------------------------
           25,000       NJ EDA (Greater New York Councils
                        Boy Scouts of America)                               5.450            09/01/2023           25,131
----------------------------------------------------------------------------------------------------------------------------
          320,000       NJ EDA (Hackensack Water Company)                    5.800            03/01/2024          326,026
----------------------------------------------------------------------------------------------------------------------------
          135,000       NJ EDA (Hackensack Water Company)                    5.900            03/01/2024          137,421
----------------------------------------------------------------------------------------------------------------------------
        2,010,000       NJ EDA (Jersey Central Power & Light Company)        7.100            07/01/2015        2,020,271
----------------------------------------------------------------------------------------------------------------------------
        4,900,000       NJ EDA (JVG Properties)                              5.375            03/01/2019        5,059,887
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       NJ EDA (Kapkowski Road Landfill)                     6.500            04/01/2031        2,985,850
----------------------------------------------------------------------------------------------------------------------------
           10,000       NJ EDA (Kullman Associates)                          6.125            06/01/2018            9,614
----------------------------------------------------------------------------------------------------------------------------
          120,000       NJ EDA (Kullman Associates)                          6.750            07/01/2019          118,909
----------------------------------------------------------------------------------------------------------------------------
          710,000       NJ EDA (Lions Gate)                                  5.750            01/01/2025          733,750
----------------------------------------------------------------------------------------------------------------------------
        1,330,000       NJ EDA (Lions Gate)                                  5.875            01/01/2037        1,375,872
----------------------------------------------------------------------------------------------------------------------------
        2,045,000       NJ EDA (Lutheran Social Ministries at Crane's
                        Mill)                                                5.000            06/01/2015        2,112,199
----------------------------------------------------------------------------------------------------------------------------
           30,000       NJ EDA (Manchester Manor)                            6.700            08/01/2022           30,055
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       NJ EDA (Marcus L. Ward Home)                         5.750            11/01/2024        1,087,750
----------------------------------------------------------------------------------------------------------------------------
        1,200,000       NJ EDA (Marcus L. Ward Home)                         5.800            11/01/2031        1,308,300
----------------------------------------------------------------------------------------------------------------------------
        1,130,000       NJ EDA (Masonic Charity Foundation of New
                        Jersey)                                              5.500            06/01/2031        1,207,100
----------------------------------------------------------------------------------------------------------------------------
          750,000       NJ EDA (Masonic Charity Foundation of New
                        Jersey)                                              6.000            06/01/2025          828,893
----------------------------------------------------------------------------------------------------------------------------
          180,000       NJ EDA (Middlesex Water Company)                     5.200            10/01/2022          180,189
----------------------------------------------------------------------------------------------------------------------------
          190,000       NJ EDA (Middlesex Water Company)                     5.250            10/01/2023          190,158
----------------------------------------------------------------------------------------------------------------------------
           40,000       NJ EDA (Middlesex Water Company)                     5.250            02/01/2029           40,030
----------------------------------------------------------------------------------------------------------------------------


2                                          Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED


        Principal
           Amount                                                            Coupon           Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New Jersey Continued
 $        215,000       NJ EDA (Middlesex Water Company)                     5.350     %      02/01/2038 $        221,852
----------------------------------------------------------------------------------------------------------------------------
          795,000       NJ EDA (New Jersey American Water Company)           5.250            07/01/2038          826,299
----------------------------------------------------------------------------------------------------------------------------
          110,000       NJ EDA (New Jersey American Water Company)           5.350            06/01/2023          110,144
----------------------------------------------------------------------------------------------------------------------------
          255,000       NJ EDA (New Jersey American Water Company)           5.350            06/01/2023          255,334
----------------------------------------------------------------------------------------------------------------------------
          600,000       NJ EDA (New Jersey American Water Company)           5.375            05/01/2032          623,430
----------------------------------------------------------------------------------------------------------------------------
          355,000       NJ EDA (New Jersey American Water Company)           5.500            06/01/2023          355,391
----------------------------------------------------------------------------------------------------------------------------
          900,000       NJ EDA (New Jersey American Water Company)           5.950            11/01/2029          918,576
----------------------------------------------------------------------------------------------------------------------------
          405,000       NJ EDA (New Jersey American Water Company)           6.000            05/01/2036          413,951
----------------------------------------------------------------------------------------------------------------------------
        6,520,000       NJ EDA (New Jersey American Water Company)           6.875            11/01/2034        6,537,278
----------------------------------------------------------------------------------------------------------------------------
           70,000       NJ EDA (New Jersey Natural Gas Company)              5.000            12/01/2038           72,444
----------------------------------------------------------------------------------------------------------------------------
           25,000       NJ EDA (New Jersey Transit Corp.)                    5.700            12/15/2013           25,061
----------------------------------------------------------------------------------------------------------------------------
           30,000       NJ EDA (New Jersey Transit Corp.)                    5.750            12/15/2017           30,075
----------------------------------------------------------------------------------------------------------------------------
        2,105,000       NJ EDA (Nui Corp.)                                   5.250            11/01/2033        2,146,763
----------------------------------------------------------------------------------------------------------------------------
          600,000       NJ EDA (Nui Corp.)                                   5.250            11/01/2033          605,700
----------------------------------------------------------------------------------------------------------------------------
          805,000       NJ EDA (Nui Corp.)                                   5.700            06/01/2032          828,329
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       NJ EDA (Public Schools Small Project
                        Loan Program) RITES                                  6.670 2          09/01/2024        2,666,680
----------------------------------------------------------------------------------------------------------------------------
        4,995,000       NJ EDA (Public Service Electric & Gas)               6.400            05/01/2032        5,010,534
----------------------------------------------------------------------------------------------------------------------------
          240,000       NJ EDA (Reformed Church Ministries to the
                        Aging The Particulare Synod Mid-Atlantics)           5.375            12/01/2018          249,672
----------------------------------------------------------------------------------------------------------------------------
        6,000,000       NJ EDA (School Facilities Construction)              5.000            09/01/2030        6,334,980
----------------------------------------------------------------------------------------------------------------------------
        7,500,000       NJ EDA (School Facilities Construction) 3            5.000            09/01/2036        7,950,900
----------------------------------------------------------------------------------------------------------------------------
        7,430,000       NJ EDA (School Facilities Construction)              5.125            03/01/2028        7,927,439
----------------------------------------------------------------------------------------------------------------------------
        6,345,000       NJ EDA (School Facilities Construction)              5.125            09/01/2028        6,790,990
----------------------------------------------------------------------------------------------------------------------------
        4,430,000       NJ EDA (School Facilities Construction)              5.125            03/01/2030        4,720,165
----------------------------------------------------------------------------------------------------------------------------
          635,000       NJ EDA (St. Barnabas Medical Center)                 5.375            07/01/2027          654,342
----------------------------------------------------------------------------------------------------------------------------
        1,215,000       NJ EDA (St. Francis Life Care Corp.)                 5.700            10/01/2017        1,244,367
----------------------------------------------------------------------------------------------------------------------------
        2,100,000       NJ EDA (St. Francis Life Care Corp.)                 5.750            10/01/2023        2,149,728
----------------------------------------------------------------------------------------------------------------------------
          480,000       NJ EDA (The Gill/St. Bernards School)                6.000            02/01/2019          491,064
----------------------------------------------------------------------------------------------------------------------------
          510,000       NJ EDA (The Gill/St. Bernards School)                6.000            02/01/2020          521,506
----------------------------------------------------------------------------------------------------------------------------
          545,000       NJ EDA (The Gill/St. Bernards School)                6.000            02/01/2021          557,099
----------------------------------------------------------------------------------------------------------------------------
          575,000       NJ EDA (The Gill/St. Bernards School)                6.000            02/01/2022          587,414
----------------------------------------------------------------------------------------------------------------------------
          610,000       NJ EDA (The Gill/St. Bernards School)                6.000            02/01/2023          622,871
----------------------------------------------------------------------------------------------------------------------------
          650,000       NJ EDA (The Gill/St. Bernards School)                6.000            02/01/2024          663,403
----------------------------------------------------------------------------------------------------------------------------
          690,000       NJ EDA (The Gill/St. Bernards School)                6.000            02/01/2025          704,055
----------------------------------------------------------------------------------------------------------------------------
          115,000       NJ EDA (The Presbyterian Home at Montgomery)         6.375            11/01/2031          122,253
----------------------------------------------------------------------------------------------------------------------------
        3,770,000       NJ EDA (Trigen-Trenton District Energy Company)      6.200            12/01/2010        3,810,942
----------------------------------------------------------------------------------------------------------------------------
           20,000       NJ EDA (United Methodist Homes of New Jersey)        5.125            07/01/2018           19,843
----------------------------------------------------------------------------------------------------------------------------
        2,370,000       NJ EDA (United Methodist Homes of New Jersey)        5.125            07/01/2025        2,315,561
----------------------------------------------------------------------------------------------------------------------------
           25,000       NJ EDA (United Methodist Homes of New Jersey)        7.200            07/01/2010           25,295
----------------------------------------------------------------------------------------------------------------------------
          455,000       NJ EDA (United Water New Jersey)                     5.000            11/01/2028          467,349
----------------------------------------------------------------------------------------------------------------------------
           10,000       NJ EDA (YMCA of Fanwood-Scotch Plains)               6.375            12/01/2007           10,017
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       NJ EDA Retirement Community
                        (Cedar Crest Village)                                7.250            11/15/2021        2,187,460
----------------------------------------------------------------------------------------------------------------------------
        2,100,000       NJ EDA Retirement Community (Seabrook Village)       8.000            11/15/2015        2,360,778
----------------------------------------------------------------------------------------------------------------------------
        2,170,000       NJ EDA RITES 4                                       5.940 2          03/01/2027        2,681,729
----------------------------------------------------------------------------------------------------------------------------
        4,520,000       NJ EDA ROLs                                          9.345 2          03/01/2028        5,730,456
----------------------------------------------------------------------------------------------------------------------------
        9,045,000       NJ EDA ROLs                                          9.345 2          03/01/2030       11,414,971
----------------------------------------------------------------------------------------------------------------------------
        6,000,000       NJ EDA, Series B                                     6.875            01/01/2037        6,031,560
----------------------------------------------------------------------------------------------------------------------------
           90,000       NJ Educational Facilities Authority
                        (Beth Medrash Govoha America)                        6.375            07/01/2030           95,994
----------------------------------------------------------------------------------------------------------------------------


3                                          Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED


        Principal
           Amount                                                            Coupon           Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New Jersey Continued
          625,000       NJ Educational Facilities Authority (Fairleigh
 $                      Dickinson University), Series D                      5.250     %      07/01/2032 $        648,238
----------------------------------------------------------------------------------------------------------------------------
       15,000,000       NJ Educational Facilities Authority (Fairleigh
                        Dickinson University), Series D                      6.000            07/01/2025       16,395,300
----------------------------------------------------------------------------------------------------------------------------
        3,540,000       NJ Educational Facilities Authority
                        (Georgian Court College)                             6.500            07/01/2033        3,974,995
----------------------------------------------------------------------------------------------------------------------------
          185,000       NJ Educational Facilities Authority
                        (Monmouth University)                                5.625            07/01/2013          185,207
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       NJ Educational Facilities Authority
                        (Monmouth University)                                5.800            07/01/2022        2,057,840
----------------------------------------------------------------------------------------------------------------------------
          810,000       NJ Educational Facilities Authority
                        (Montclaire State University)                        5.000            07/01/2024          871,341
----------------------------------------------------------------------------------------------------------------------------
        1,590,000       NJ Educational Facilities Authority
                        (Montclaire State University)                        5.000            07/01/2031        1,699,901
----------------------------------------------------------------------------------------------------------------------------
           50,000       NJ Educational Facilities Authority (Rowan
                        College)                                             5.400            07/01/2016           51,061
----------------------------------------------------------------------------------------------------------------------------
          280,000       NJ Educational Facilities Authority
                        (St. Peter's College)                                5.500            07/01/2027          285,085
----------------------------------------------------------------------------------------------------------------------------
        1,345,000       NJ Educational Facilities Authority
                        (Stevens Institute of Technology)                    5.250            07/01/2032        1,408,376
----------------------------------------------------------------------------------------------------------------------------
          125,000       NJ Educational Facilities Authority
                        (University of Medicine & Dentistry)                 5.250            12/01/2013          126,408
----------------------------------------------------------------------------------------------------------------------------
          100,000       NJ Educational Facilities Authority
                        (University of Medicine & Dentistry)                 5.250            12/01/2014          101,126
----------------------------------------------------------------------------------------------------------------------------
           20,000       NJ Educational Facilities Authority
                        (University of Medicine & Dentistry)                 5.250            12/01/2015           20,225
----------------------------------------------------------------------------------------------------------------------------
          345,000       NJ Educational Facilities Authority
                        (University of Medicine & Dentistry)                 5.250            12/01/2021          348,871
----------------------------------------------------------------------------------------------------------------------------
          705,000       NJ Educational Facilities Authority
                        (University of Medicine & Dentistry)                 5.250            12/01/2021          712,910
----------------------------------------------------------------------------------------------------------------------------
          100,000       NJ Educational Facilities Authority
                        (University of Medicine & Dentistry)                 5.250            12/01/2025          101,116
----------------------------------------------------------------------------------------------------------------------------
          190,000       NJ Educational Facilities Authority
                        (University of Medicine & Dentistry)                 5.250            12/01/2025          192,120
----------------------------------------------------------------------------------------------------------------------------
           80,000       NJ Environmental Infrastructure                      5.000            09/01/2020           83,745
----------------------------------------------------------------------------------------------------------------------------
           10,000       NJ Health Care Facilities Financing Authority
                        (Allegany Health System Obligated Group)             5.200            07/01/2018           10,548
----------------------------------------------------------------------------------------------------------------------------
           65,000       NJ Health Care Facilities Financing Authority
                        (Atlantic Health Systems Hospital Corp.)             5.375            07/01/2019           66,930
----------------------------------------------------------------------------------------------------------------------------
           50,000       NJ Health Care Facilities Financing Authority
                        (Atlantic Health Systems)                            5.000            07/01/2027           51,364
----------------------------------------------------------------------------------------------------------------------------
          475,000       NJ Health Care Facilities Financing Authority
                        (Avalon at Hillsborough)                             6.150            07/01/2020          484,229
----------------------------------------------------------------------------------------------------------------------------
          750,000       NJ Health Care Facilities Financing Authority
                        (Avalon at Hillsborough)                             6.375            07/01/2025          761,678
----------------------------------------------------------------------------------------------------------------------------
          500,000       NJ Health Care Facilities Financing Authority
                        (Avalon at Hillsborough)                             6.625            07/01/2035          507,835
----------------------------------------------------------------------------------------------------------------------------
           10,000       NJ Health Care Facilities Financing Authority
                        (Burdette Tomlin Memorial Hospital)                  6.500            07/01/2012           10,040
----------------------------------------------------------------------------------------------------------------------------
           70,000       NJ Health Care Facilities Financing Authority
                        (Catholic Health East)                               5.375            11/15/2033           73,982
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       NJ Health Care Facilities Financing Authority
                        (Childrens Specialized Hospital)                     5.500            07/01/2036        1,064,030
----------------------------------------------------------------------------------------------------------------------------


4                                          Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED


        Principal
           Amount                                                            Coupon           Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New Jersey Continued
           50,000       NJ Health Care Facilities Financing Authority
 $                      (Chilton Memorial Hospital)                          5.000     %      07/01/2013 $         50,368
----------------------------------------------------------------------------------------------------------------------------
           25,000       NJ Health Care Facilities Financing Authority
                        (CMC/KMCC Obligated Group)                           5.500            07/01/2027           25,784
----------------------------------------------------------------------------------------------------------------------------
          225,000       NJ Health Care Facilities Financing Authority
                        (CMMC/CMHS Obligated Group)                          5.000            07/01/2025          229,055
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       NJ Health Care Facilities Financing Authority
                        (Columbus Hospital)                                  7.500            07/01/2021        1,001,520
----------------------------------------------------------------------------------------------------------------------------
           50,000       NJ Health Care Facilities Financing Authority
                        (CoMC/KMCC Obligated Group)                          5.500            07/01/2017           51,535
----------------------------------------------------------------------------------------------------------------------------
          150,000       NJ Health Care Facilities Financing Authority
                        (Englewood Hospital & Medical Center)                5.250            08/01/2025          160,236
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       NJ Health Care Facilities Financing Authority
                        (Englewood Hospital & Medical Center) RITES          7.742 2          08/01/2025        2,545,920
----------------------------------------------------------------------------------------------------------------------------
           15,000       NJ Health Care Facilities Financing Authority
                        (Greystone Park Psychiatric Hospital)                5.000            09/15/2026           15,966
----------------------------------------------------------------------------------------------------------------------------
           40,000       NJ Health Care Facilities Financing Authority
                        (Hackensack University Medical Center)               5.000            01/01/2028           40,900
----------------------------------------------------------------------------------------------------------------------------
        1,250,000       NJ Health Care Facilities Financing Authority
                        (Holy Name Hospital)                                 5.000            07/01/2036        1,291,550
----------------------------------------------------------------------------------------------------------------------------
           15,000       NJ Health Care Facilities Financing Authority
                        (Holy Name Hospital)                                 6.000            07/01/2025           15,453
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       NJ Health Care Facilities Financing Authority
                        (Hunterdon Medical Center)                           5.125            07/01/2035        2,623,825
----------------------------------------------------------------------------------------------------------------------------
          100,000       NJ Health Care Facilities Financing Authority
                        (KMH-UMC/KSC Obligated Group)                        5.125            07/01/2027          101,834
----------------------------------------------------------------------------------------------------------------------------
           25,000       NJ Health Care Facilities Financing Authority
                        (ONP/MHC Obligated Group)                            5.375            07/01/2024           26,214
----------------------------------------------------------------------------------------------------------------------------
           55,000       NJ Health Care Facilities Financing Authority
                        (Palisades Medical Center)                           5.250            07/01/2028           56,283
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       NJ Health Care Facilities Financing Authority
                        (Raritan Bay Medical Center)                         7.250            07/01/2014        1,544,850
----------------------------------------------------------------------------------------------------------------------------
          130,000       NJ Health Care Facilities Financing Authority
                        (Raritan Bay Medical Center)                         7.250            07/01/2027          133,055
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       NJ Health Care Facilities Financing Authority
                        (RWJ Health Care Corp/RWJ Hospital at
                        Hamilton Obligated Group)                            5.000            07/01/2025        1,053,470
----------------------------------------------------------------------------------------------------------------------------
        8,000,000       NJ Health Care Facilities Financing Authority
                        (RWJ University Hospital)                            5.000            07/01/2035        8,392,240
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       NJ Health Care Facilities Financing Authority
                        (RWJ University Hospital)                            5.750            07/01/2025        1,071,580
----------------------------------------------------------------------------------------------------------------------------
           20,000       NJ Health Care Facilities Financing Authority
                        (Society of the Valley Hospital)                     5.500            07/01/2020           21,191
----------------------------------------------------------------------------------------------------------------------------
           70,000       NJ Health Care Facilities Financing Authority
                        (Somerset Medical Center)                            5.500            07/01/2033           73,189
----------------------------------------------------------------------------------------------------------------------------
           20,000       NJ Health Care Facilities Financing Authority
                        (South Jersey Hospital System)                       6.000            07/01/2032           22,272
----------------------------------------------------------------------------------------------------------------------------
          250,000       NJ Health Care Facilities Financing Authority
                        (South Jersey Hospital) 3                            5.000            07/01/2036          260,193
----------------------------------------------------------------------------------------------------------------------------
        2,505,000       NJ Health Care Facilities Financing Authority
                        (South Jersey Hospital) 3                            5.000            07/01/2046        2,591,022
----------------------------------------------------------------------------------------------------------------------------
           25,000       NJ Health Care Facilities Financing Authority
                        (St. Barnabas Corp.)                                 5.000            07/01/2024           25,657
----------------------------------------------------------------------------------------------------------------------------


5                                          Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED


        Principal
           Amount                                                            Coupon           Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New Jersey Continued
        4,845,000       NJ Health Care Facilities Financing Authority
 $                      (St. Clare's Hospital)                               5.250     %      07/01/2021 $      5,199,848
----------------------------------------------------------------------------------------------------------------------------
          255,000       NJ Health Care Facilities Financing Authority
                        (St. Joseph's Hospital & Medical Center)             5.750            07/01/2016          260,485
----------------------------------------------------------------------------------------------------------------------------
          800,000       NJ Health Care Facilities Financing Authority
                        (St. Joseph's Hospital & Medical Center)             6.000            07/01/2026          817,464
----------------------------------------------------------------------------------------------------------------------------
            5,000       NJ Health Care Facilities Financing Authority
                        (St. Peter's Hospital)                               5.000            07/01/2012            5,005
----------------------------------------------------------------------------------------------------------------------------
           20,000       NJ Health Care Facilities Financing Authority
                        (St. Peter's Hospital)                               5.000            07/01/2013           20,019
----------------------------------------------------------------------------------------------------------------------------
          245,000       NJ Health Care Facilities Financing Authority
                        (St. Peter's Hospital)                               5.000            07/01/2021          245,799
----------------------------------------------------------------------------------------------------------------------------
        1,025,000       NJ Health Care Facilities Financing Authority
                        (St. Peter's University Hospital/Margaret
                        McLaughlin McCarrick Care Center Obligated
                        Group)                                               6.875            07/01/2030        1,128,730
----------------------------------------------------------------------------------------------------------------------------
           45,000       NJ Health Care Facilities Financing Authority
                        (The Medical Center at Princeton)                    5.000            07/01/2028           46,247
----------------------------------------------------------------------------------------------------------------------------
           50,000       NJ Health Care Facilities Financing Authority
                        (THGS/THGSF Obligated Group)                         5.200            07/01/2031           51,957
----------------------------------------------------------------------------------------------------------------------------
           50,000       NJ Health Care Facilities Financing Authority
                        (Trinitas Hospital/Marillac Corp. Obligated
                        Group)                                               7.400            07/01/2020           55,892
----------------------------------------------------------------------------------------------------------------------------
        3,870,000       NJ Health Care Facilities Financing Authority
                        DRIVERS                                              8.368 2          09/15/2028        4,828,406
----------------------------------------------------------------------------------------------------------------------------
           15,000       NJ HFA                                               5.250            11/01/2015           15,013
----------------------------------------------------------------------------------------------------------------------------
           45,000       NJ HFA                                               5.375            11/01/2008           45,043
----------------------------------------------------------------------------------------------------------------------------
        1,175,000       NJ HFA (Highview Terrace)                           10.375            11/01/2025        1,274,476
----------------------------------------------------------------------------------------------------------------------------
           10,000       NJ Higher Education Assistance Authority
                        (Student Loans)                                      5.250            06/01/2018           10,082
----------------------------------------------------------------------------------------------------------------------------
           45,000       NJ Higher Education Assistance Authority
                        (Student Loans)                                      5.800            06/01/2016           45,156
----------------------------------------------------------------------------------------------------------------------------
           30,000       NJ Higher Education Assistance Authority
                        (Student Loans)                                      5.900            07/01/2009           30,290
----------------------------------------------------------------------------------------------------------------------------
           30,000       NJ Higher Education Assistance Authority
                        (Student Loans)                                      6.000            07/01/2012           30,050
----------------------------------------------------------------------------------------------------------------------------
           25,000       NJ Higher Education Assistance Authority
                        (Student Loans)                                      6.125            07/01/2009           25,044
----------------------------------------------------------------------------------------------------------------------------
           15,000       NJ Higher Education Assistance Authority
                        (Student Loans)                                      6.125            07/01/2015           15,030
----------------------------------------------------------------------------------------------------------------------------
           15,000       NJ Hsg. & Mortgage Finance Agency (Homebuyer)        5.250            10/01/2018           15,429
----------------------------------------------------------------------------------------------------------------------------
           10,000       NJ Hsg. & Mortgage Finance Agency (Homebuyer)        6.125            10/01/2021           10,018
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       NJ Hsg. & Mortgage Finance Agency (Multifamily)      4.650            11/01/2026        1,535,295
----------------------------------------------------------------------------------------------------------------------------
        1,600,000       NJ Hsg. & Mortgage Finance Agency (Multifamily)      4.800            11/01/2036        1,634,544
----------------------------------------------------------------------------------------------------------------------------
        2,335,000       NJ Hsg. & Mortgage Finance Agency (Multifamily)      4.900            11/01/2026        2,396,574
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       NJ Hsg. & Mortgage Finance Agency (Multifamily)      5.000            11/01/2036        1,027,790
----------------------------------------------------------------------------------------------------------------------------
           10,000       NJ Hsg. & Mortgage Finance Agency (Multifamily)      5.150            11/01/2030           10,229
----------------------------------------------------------------------------------------------------------------------------
           80,000       NJ Hsg. & Mortgage Finance Agency (Multifamily)      5.400            11/01/2028           81,700
----------------------------------------------------------------------------------------------------------------------------
          200,000       NJ Hsg. & Mortgage Finance Agency, Series A          5.550            05/01/2027          206,306
----------------------------------------------------------------------------------------------------------------------------
        2,295,000       NJ Hsg. & Mortgage Finance Agency, Series A          5.650            05/01/2040        2,369,542
----------------------------------------------------------------------------------------------------------------------------
           30,000       NJ Hsg. & Mortgage Finance Agency, Series B          5.850            11/01/2012           31,490
----------------------------------------------------------------------------------------------------------------------------
           80,000       NJ Hsg. & Mortgage Finance Agency, Series B          6.150            11/01/2020           84,542
----------------------------------------------------------------------------------------------------------------------------
          100,000       NJ Hsg. & Mortgage Finance Agency, Series E1         5.750            05/01/2025          104,560
----------------------------------------------------------------------------------------------------------------------------
        2,340,000       NJ Hsg. & Mortgage Finance Agency, Series M          5.000            10/01/2036        2,398,874
----------------------------------------------------------------------------------------------------------------------------
           35,000       NJ Hsg. & Mortgage Finance Agency, Series N          5.900            10/01/2012           35,307
----------------------------------------------------------------------------------------------------------------------------


6                                          Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED


        Principal
           Amount                                                            Coupon           Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New Jersey Continued
 $      1,085,000       NJ Hsg. & Mortgage Finance Agency, Series S          5.950     %      10/01/2017 $      1,095,828
----------------------------------------------------------------------------------------------------------------------------
           75,000       NJ Hsg. & Mortgage Finance Agency, Series T          5.600            04/01/2017           77,179
----------------------------------------------------------------------------------------------------------------------------
        1,340,000       NJ Hsg. & Mortgage Finance Agency, Series U          5.750            04/01/2018        1,374,786
----------------------------------------------------------------------------------------------------------------------------
          480,000       NJ Hsg. & Mortgage Finance Agency, Series U          5.850            04/01/2029          491,760
----------------------------------------------------------------------------------------------------------------------------
           75,000       NJ Hsg. & Mortgage Finance Agency, Series V          5.250            04/01/2026           77,227
----------------------------------------------------------------------------------------------------------------------------
           10,000       NJ Sports & Exposition Authority, Series A           5.000            01/01/2010           10,011
----------------------------------------------------------------------------------------------------------------------------
           15,000       NJ Sports & Exposition Authority, Series A           5.125            01/01/2016           15,018
----------------------------------------------------------------------------------------------------------------------------
          205,000       NJ Sports & Exposition Authority, Series A           5.200            01/01/2020          205,246
----------------------------------------------------------------------------------------------------------------------------
          565,000       NJ Sports & Exposition Authority, Series A           5.200            01/01/2024          565,638
----------------------------------------------------------------------------------------------------------------------------
        5,250,000       NJ Tobacco Settlement Financing Corp.                6.125            06/01/2024        5,723,393
----------------------------------------------------------------------------------------------------------------------------
          450,000       NJ Tobacco Settlement Financing Corp. (TASC)         5.375            06/01/2018          468,666
----------------------------------------------------------------------------------------------------------------------------
           10,000       NJ Tobacco Settlement Financing Corp. (TASC)         5.750            06/01/2016           10,644
----------------------------------------------------------------------------------------------------------------------------
       17,500,000       NJ Tobacco Settlement Financing Corp. (TASC)         5.750            06/01/2032       18,599,700
----------------------------------------------------------------------------------------------------------------------------
       13,105,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.000            06/01/2037       14,149,337
----------------------------------------------------------------------------------------------------------------------------
       17,095,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.125            06/01/2042       18,562,093
----------------------------------------------------------------------------------------------------------------------------
        3,945,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.250            06/01/2043        4,363,998
----------------------------------------------------------------------------------------------------------------------------
        1,130,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.375            06/01/2032        1,258,018
----------------------------------------------------------------------------------------------------------------------------
       10,280,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.750            06/01/2039       11,732,461
----------------------------------------------------------------------------------------------------------------------------
          935,000       NJ Tobacco Settlement Financing Corp. (TASC)         7.000            06/01/2041        1,082,721
----------------------------------------------------------------------------------------------------------------------------
          800,000       NJ Tobacco Settlement Financing Corp.
                        Fixed Receipts                                       6.125            06/01/2042          868,656
----------------------------------------------------------------------------------------------------------------------------
        9,600,000       NJ Tobacco Settlement Financing Corp. RITES          7.221 2          06/01/2042       11,247,648
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       NJ Transit Corp. ROLs, Series 15                     8.580 2          09/15/2014        2,843,450
----------------------------------------------------------------------------------------------------------------------------
           25,000       Pleasantville School District COP                    5.500            10/01/2013           25,286
----------------------------------------------------------------------------------------------------------------------------
        5,155,000       Port Authority  NY/NJ (JFK International
                        Air Terminal)                                        5.750            12/01/2025        5,267,946
----------------------------------------------------------------------------------------------------------------------------
        3,535,000       Port Authority  NY/NJ (KIAC)                         6.750            10/01/2011        3,603,508
----------------------------------------------------------------------------------------------------------------------------
        2,725,000       Port Authority  NY/NJ (KIAC)                         6.750            10/01/2019        2,773,914
----------------------------------------------------------------------------------------------------------------------------
          100,000       Port Authority  NY/NJ (KIAC)                         7.000            10/01/2007          101,368
----------------------------------------------------------------------------------------------------------------------------
        3,930,000       Port Authority  NY/NJ RITES                          5.880 2          09/01/2024        4,754,435
----------------------------------------------------------------------------------------------------------------------------
           40,000       Port Authority  NY/NJ, 107th Series                  5.375            10/15/2014           40,447
----------------------------------------------------------------------------------------------------------------------------
           30,000       Port Authority  NY/NJ, 111th Series                  5.000            10/01/2032           30,646
----------------------------------------------------------------------------------------------------------------------------
          115,000       Port Authority  NY/NJ, 119th Series                  5.500            09/15/2017          116,308
----------------------------------------------------------------------------------------------------------------------------
          650,000       Port Authority  NY/NJ, 126th Series                  5.250            05/15/2037          685,471
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       Port Authority  NY/NJ, 134th Series                  5.000            07/15/2034        2,638,425
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Port Authority  NY/NJ, 135th Series                  5.000            03/15/2039        1,053,290
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Port Authority  NY/NJ, 140th Series                  5.000            12/01/2034        1,062,330
----------------------------------------------------------------------------------------------------------------------------
       10,500,000       Port Authority  NY/NJ, 143rd Series                  5.000            10/01/2030       10,989,300
----------------------------------------------------------------------------------------------------------------------------
        2,305,000       Port Authority  NY/NJ, 238th Series ROLs             9.781 2          12/15/2032        2,824,639
----------------------------------------------------------------------------------------------------------------------------
           85,000       Readington-Lebanon Sewage Authority                  5.250            01/01/2013           85,110
----------------------------------------------------------------------------------------------------------------------------
           20,000       Riverside Township GO                                5.450            12/01/2010           20,024
----------------------------------------------------------------------------------------------------------------------------
          170,000       Salem County IPCFA (Atlantic City
                        Electric Company)                                    5.600            11/01/2025          170,884
----------------------------------------------------------------------------------------------------------------------------
           40,000       Salem County IPCFA (Atlantic City
                        Electric Company)                                    5.600            11/01/2025           40,049
----------------------------------------------------------------------------------------------------------------------------
          820,000       Salem County IPCFA (Public Service Electric &
                        Gas)                                                 5.200            03/01/2025          820,623
----------------------------------------------------------------------------------------------------------------------------
        1,875,000       Salem County IPCFA (Public Service Electric &
                        Gas)                                                 5.450            02/01/2032        1,888,913
----------------------------------------------------------------------------------------------------------------------------
        1,120,000       Salem County IPCFA (Public Service Electric &
                        Gas)                                                 5.750            04/01/2031        1,198,680
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       South Brunswick Township Board of Education          5.250            08/01/2022        3,033,240
----------------------------------------------------------------------------------------------------------------------------
          120,000       South Jersey Transit Authority
                        (The Raytheon Company)                               6.150            01/01/2022          122,821
----------------------------------------------------------------------------------------------------------------------------


7                                          Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED


        Principal
           Amount                                                            Coupon           Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New Jersey Continued
        3,980,000       Union County Improvement Authority
 $                      (Juvenile Detention Center)                          5.500     %      05/01/2034 $      4,406,298
----------------------------------------------------------------------------------------------------------------------------
           65,000       Union County Improvement Authority
                        (Linden Airport)                                     5.000            03/01/2028           66,397
----------------------------------------------------------------------------------------------------------------------------
           15,000       Union County Utilities Authority
                        (County Deficiency)                                  5.000            06/15/2028           15,333
----------------------------------------------------------------------------------------------------------------------------
          260,000       Union County Utilities Authority
                        (County Deficiency)                                  5.000            06/15/2028          265,769
----------------------------------------------------------------------------------------------------------------------------
           50,000       Union County Utilities Authority
                        (County Deficiency)                                  5.000            06/15/2028           51,169
----------------------------------------------------------------------------------------------------------------------------
           15,000       Union County Utilities Authority
                        (Ogden Martin Systems of Union)                      5.000            06/01/2016           15,360
----------------------------------------------------------------------------------------------------------------------------
          240,000       Union County Utilities Authority
                        (Ogden Martin Systems of Union)                      5.000            06/01/2023          244,687
----------------------------------------------------------------------------------------------------------------------------
           80,000       Union County Utilities Authority
                        (Ogden Martin Systems of Union)                      5.350            06/01/2023           82,388
----------------------------------------------------------------------------------------------------------------------------
           25,000       Union County Utilities Authority
                        (Ogden Martin Systems of Union)                      5.375            06/01/2017           25,762
----------------------------------------------------------------------------------------------------------------------------
           70,000       Union County Utilities Authority
                        (Ogden Martin Systems of Union)                      5.375            06/01/2018           72,134
----------------------------------------------------------------------------------------------------------------------------
          180,000       Union County Utilities Authority
                        (Ogden Martin Systems of Union)                      5.375            06/01/2019          185,486
----------------------------------------------------------------------------------------------------------------------------
           60,000       Union County Utilities Authority
                        (Ogden Martin Systems of Union)                      5.375            06/01/2020           61,829
----------------------------------------------------------------------------------------------------------------------------
           15,000       University of Medicine & Dentistry of NJ             6.750            12/01/2009           15,059
                                                                                                          -----------------
                                                                                                              461,235,887
U.S. Possessions--30.3%
        1,340,000       Guam Education Financing Foundation COP              5.000            10/01/2023        1,412,266
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       Guam Government Waterworks Authority &
                        Wastewater System                                    5.875            07/01/2035        2,693,125
----------------------------------------------------------------------------------------------------------------------------
        3,900,000       Guam Government Waterworks Authority &
                        Wastewater System                                    6.000            07/01/2025        4,281,966
----------------------------------------------------------------------------------------------------------------------------
        1,250,000       Northern Mariana Islands Ports Authority,
                        Series A                                             5.500            03/15/2031        1,267,175
----------------------------------------------------------------------------------------------------------------------------
        3,390,000       Northern Mariana Islands Ports Authority,
                        Series A                                             6.250            03/15/2028        3,578,281
----------------------------------------------------------------------------------------------------------------------------
        5,000,000       Northern Mariana Islands Ports Authority,
                        Series A                                             6.750            10/01/2033        5,619,450
----------------------------------------------------------------------------------------------------------------------------
        5,000,000       Puerto Rico Aqueduct & Sewer Authority               5.000            07/01/2019        5,113,650
----------------------------------------------------------------------------------------------------------------------------
        7,000,000       Puerto Rico Children's Trust Fund (TASC)             5.500            05/15/2039        7,341,390
----------------------------------------------------------------------------------------------------------------------------
          900,000       Puerto Rico Children's Trust Fund (TASC)             5.625            05/15/2043          948,456
----------------------------------------------------------------------------------------------------------------------------
       94,000,000       Puerto Rico Children's Trust Fund (TASC)             6.313 5          05/15/2050        6,445,580
----------------------------------------------------------------------------------------------------------------------------
       26,000,000       Puerto Rico Children's Trust Fund (TASC)             7.031 5          05/15/2055          930,800
----------------------------------------------------------------------------------------------------------------------------
          350,000       Puerto Rico Commonwealth GO                          5.000            07/01/2025          365,953
----------------------------------------------------------------------------------------------------------------------------
           50,000       Puerto Rico Commonwealth GO                          5.000            07/01/2026           51,008
----------------------------------------------------------------------------------------------------------------------------
       12,015,000       Puerto Rico Commonwealth GO                          5.000            07/01/2027       12,479,620
----------------------------------------------------------------------------------------------------------------------------
        3,170,000       Puerto Rico Commonwealth GO                          5.125            07/01/2031        3,285,420
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Puerto Rico Commonwealth GO                          5.250            07/01/2025        2,167,800
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       Puerto Rico Commonwealth GO                          5.250            07/01/2030        2,709,750
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       Puerto Rico Commonwealth GO                          5.250            07/01/2032        2,704,575
----------------------------------------------------------------------------------------------------------------------------
           60,000       Puerto Rico Electric Power Authority, Series AA      5.375            07/01/2027           61,555
----------------------------------------------------------------------------------------------------------------------------
        5,775,000       Puerto Rico Electric Power Authority, Series NN      5.125            07/01/2029        6,103,136
----------------------------------------------------------------------------------------------------------------------------
        2,180,000       Puerto Rico Highway & Transportation
                        Authority, Series G                                  5.000            07/01/2042        2,256,649
----------------------------------------------------------------------------------------------------------------------------


8                                          Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED


        Principal
           Amount                                                            Coupon           Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
        1,075,000       Puerto Rico Highway & Transportation
 $                      Authority, Series J                                  5.000     %      07/01/2034 $      1,121,505
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Puerto Rico Highway & Transportation
                        Authority, Series J                                  5.125            07/01/2039        2,097,360
----------------------------------------------------------------------------------------------------------------------------
        4,000,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000            07/01/2027        4,193,200
----------------------------------------------------------------------------------------------------------------------------
        5,145,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000            07/01/2030        5,401,067
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000            07/01/2035        1,047,560
----------------------------------------------------------------------------------------------------------------------------
        9,500,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000            07/01/2040        9,916,955
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Puerto Rico Infrastructure                           5.000            07/01/2027        1,052,810
----------------------------------------------------------------------------------------------------------------------------
        5,000,000       Puerto Rico Infrastructure                           5.000            07/01/2037        5,234,100
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Puerto Rico Infrastructure                           5.000            07/01/2037        2,102,380
----------------------------------------------------------------------------------------------------------------------------
        9,750,000       Puerto Rico Infrastructure                           5.000            07/01/2041       10,177,928
----------------------------------------------------------------------------------------------------------------------------
        8,000,000       Puerto Rico Infrastructure                           5.000            07/01/2046        8,369,680
----------------------------------------------------------------------------------------------------------------------------
          100,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.375            02/01/2019          103,127
----------------------------------------------------------------------------------------------------------------------------
          555,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.375            02/01/2029          570,562
----------------------------------------------------------------------------------------------------------------------------
        1,710,000       Puerto Rico ITEMECF (Cogeneration Facilities)        6.625            06/01/2026        1,861,763
----------------------------------------------------------------------------------------------------------------------------
          205,000       Puerto Rico ITEMECF (Dr. Pila Hospital)              6.250            08/01/2032          206,263
----------------------------------------------------------------------------------------------------------------------------
          265,000       Puerto Rico ITEMECF (SEAM/Hospital Espanol
                        Auxillio Obligated Group)                            6.250            07/01/2024          267,123
----------------------------------------------------------------------------------------------------------------------------
        3,250,000       Puerto Rico Municipal Finance Agency, Series A       5.250            08/01/2025        3,501,193
----------------------------------------------------------------------------------------------------------------------------
       15,965,000       Puerto Rico Port Authority (American
                        Airlines), Series A                                  6.250            06/01/2026       16,066,378
----------------------------------------------------------------------------------------------------------------------------
        1,990,000       Puerto Rico Port Authority (American
                        Airlines), Series A                                  6.300            06/01/2023        1,990,537
----------------------------------------------------------------------------------------------------------------------------
           55,000       Puerto Rico Port Authority, Series D                 6.000            07/01/2021           55,468
----------------------------------------------------------------------------------------------------------------------------
       10,000,000       Puerto Rico Public Buildings Authority               5.250            07/01/2029       10,732,400
----------------------------------------------------------------------------------------------------------------------------
       16,545,000       Puerto Rico Public Buildings Authority               5.250            07/01/2033       17,711,919
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Puerto Rico Public Buildings Authority, Series
                        D                                                    5.125            07/01/2024        1,048,470
----------------------------------------------------------------------------------------------------------------------------
        1,510,000       Puerto Rico Public Buildings Authority, Series
                        D                                                    5.250            07/01/2036        1,591,072
----------------------------------------------------------------------------------------------------------------------------
        2,950,000       Puerto Rico Public Finance Corp., Series E           5.500            08/01/2029        3,145,969
----------------------------------------------------------------------------------------------------------------------------
        2,390,000       University of Puerto Rico, Series O                  5.375            06/01/2030        2,400,922
----------------------------------------------------------------------------------------------------------------------------
          150,000       University of V.I. , Series A                        5.250            12/01/2023          156,875
----------------------------------------------------------------------------------------------------------------------------
          710,000       University of V.I. , Series A                        5.375            06/01/2034          751,535
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       University of V.I. , Series A                        6.000            12/01/2024        1,068,950
----------------------------------------------------------------------------------------------------------------------------
           40,000       University of V.I. , Series A                        6.250            12/01/2029           43,117
----------------------------------------------------------------------------------------------------------------------------
           60,000       V.I.  HFA, Series A                                  6.500            03/01/2025           60,251
----------------------------------------------------------------------------------------------------------------------------
        5,000,000       V.I.  Public Finance Authority (Hovensa Coker)       6.500            07/01/2021        5,647,700
----------------------------------------------------------------------------------------------------------------------------
          600,000       V.I.  Public Finance Authority, Series A             6.125            10/01/2029          660,660
----------------------------------------------------------------------------------------------------------------------------
        1,515,000       V.I.  Public Finance Authority, Series A             6.375            10/01/2019        1,668,454
----------------------------------------------------------------------------------------------------------------------------
          300,000       V.I.  Public Finance Authority, Series E             5.875            10/01/2018          313,473
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       V.I.  Public Finance Authority, Series E             6.000            10/01/2022        2,608,535
----------------------------------------------------------------------------------------------------------------------------
       11,100,000       V.I.  Tobacco Settlement Financing Corp.             6.235 5          05/15/2035        2,022,420
----------------------------------------------------------------------------------------------------------------------------
        1,100,000       V.I.  Tobacco Settlement Financing Corp.             6.500 5          05/15/2035          189,365
----------------------------------------------------------------------------------------------------------------------------
        2,050,000       V.I.  Tobacco Settlement Financing Corp.             6.875 5          05/15/2035          310,022
----------------------------------------------------------------------------------------------------------------------------
        3,100,000       V.I.  Tobacco Settlement Financing Corp.             7.625 5          05/15/2035          390,166
----------------------------------------------------------------------------------------------------------------------------
          290,000       V.I.  Water & Power Authority                        5.300            07/01/2018          295,539
----------------------------------------------------------------------------------------------------------------------------


9                                          Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED


        Principal
           Amount                                                            Coupon           Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
 $        175,000       V.I.  Water & Power Authority                        5.300     %      07/01/2021 $        177,751
                                                                                                         -------------------
                                                                                                              200,150,129
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $624,511,274)-100.1%                                                        661,386,016
----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets-(0.1)                                                                      (891,656)
                                                                                                         -------------------
Net Assets-100.0%                                                                                        $    660,494,360
                                                                                                         ===================

Footnotes to Statement of Investments

1. Illiquid security. The aggregate value of illiquid securities as of October 31, 2006 was $20,228, which represents less than 0.01% of the Fund's net assets. See accompanying Notes.
2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.
3. When-issued security or forward commitment to be delivered and settled after October 31, 2006. See accompanying Notes.
4. Security is subject to a shortfall and forbearance agreement. See accompanying Notes.
5. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE BELOW:
CMC                   Carolinas Medical Center
CMHS                  Clara Maass Health System
CMMC                  Clara Maass Medical Center
COP                   Certificates of Participation
CoMC                  Community Medical Center
DRIVERS               Derivative Inverse Tax Exempt Receipts
EDA                   Economic Devel. Authority
GO                    General Obligation
HDC                   Housing Devel. Corp.
HFA                   Housing Finance Agency
HFC                   Housing Finance Corp.
IPCFA                 Industrial Pollution Control Financing Authority
ITEMECF               Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK                   John Fitzgerald Kennedy
KMCC                  Kensington Manor Care Center
KMH-UMC               Kennedy Memorial Hospital-University Medical Center
KSC                   Kennedy Surgical Center
MHC                   Meridian Hospitals Corp.
NY/NJ                 New York/New Jersey
ONP                   Ocean Nursing Pavillion, Inc.
PA/NJ                 Pennsylvania/New Jersey
PCFA                  Pollution Control Finance Authority
RITES                 Residual Interest Tax Exempt Security
ROLs                  Residual Option Longs
RWJ                   Robert Wood Johnson
SEAM                  Sociedad Espanola de Auxilio Mutuo
TASC                  Tobacco Settlement Asset-Backed Bonds
THGS                  The House of the Good Shepard
THGSF                 The House of the Good Shepard Foundation
V.I.                  United States Virgin Islands
YMCA                  Young Men's Christian Assoc.

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

Industry                                                                                           Value           Percent
----------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Payments                                                              $   106,645,534              16.1%
Airlines                                                                                      61,035,773               9.2
Marine/Aviation Facilities                                                                    51,496,087               7.8


10                                         Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

Education                                                                                     49,858,744               7.5
General Obligation                                                                            47,427,019               7.2
Hospital/Health Care                                                                          40,835,203               6.2
Municipal Leases                                                                              40,407,015               6.1
Adult Living Facilities                                                                       34,818,183               5.3
Higher Education                                                                              34,461,707               5.2
Water Utilities                                                                               29,655,517               4.5
Sales Tax Revenue                                                                             26,355,951               4.0
Highways/Railways                                                                             26,089,432               3.9
Special Tax                                                                                   24,688,648               3.7
Electric Utilities                                                                            20,809,747               3.2
Pollution Control                                                                             14,916,648               2.3
Single Family Housing                                                                         12,215,433               1.9
Manufacturing, Non-Durable Goods                                                               7,873,128               1.2
Hotels, Restaurants & Leisure                                                                  6,738,936               1.0
Multifamily Housing                                                                            6,712,744               1.0
Gas Utilities                                                                                  6,356,786               1.0
Resource Recovery                                                                              6,130,003               0.9
Manufacturing, Durable Goods                                                                   4,244,793               0.6
Sports Facility Revenue                                                                          795,913               0.1
Student Loans                                                                                    656,805               0.1
Sewer Utilities                                                                                  135,136               0.0
Not-for-Profit Organization                                                                       25,131               0.0
                                                                                     -----------------------------------------
Total                                                                                $       661,386,016             100.0%
                                                                                     =========================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $     624,511,274
                                              ==================

Gross unrealized appreciation                 $      36,934,368
Gross unrealized depreciation                           (59,626)
                                              ------------------
Net unrealized appreciation                   $      36,874,742
                                              ==================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair


11                                         Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2006, the Fund had purchased $10,616,071 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $51,538,334 as of October 31, 2006.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to pay the sponsor of the inverse floater, in certain circumstances, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater (the "shortfall"). At October 31, 2006, the Fund's maximum aggregate exposure under such agreements is estimated at approximately $6,510,000. Under the terms of these agreements, the Fund maintains the right to collapse the trust issuing the inverse floater by paying the shortfall, if any, and exchanging the inverse floater for the underlying fixed rate security upon which the inverse floater is based, thereby terminating its investment in the inverse floater. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in the inverse floaters, as it deems appropriate. As of October 31, 2006, the Fund has not made any payments related to such agreements and it expects the risk of material future payments required under these agreements to be remote.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES
As of October 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


12                                         Oppenheimer New Jersey Municipal Fund



OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                              COUPON        MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--97.9%
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--59.3%
$        55,000         Abington School District                             5.125%       05/15/2026     $        55,375
------------------------------------------------------------------------------------------------------------------------
         15,000         Albert Gallatin Area School District                 5.375        09/01/2024              15,205
------------------------------------------------------------------------------------------------------------------------
      7,375,000         Allegheny County Airport
                        (Pittsburgh International Airport)                   5.000        01/01/2019           7,542,265
------------------------------------------------------------------------------------------------------------------------
         55,000         Allegheny County Airport
                        (Pittsburgh International Airport)                   5.250        01/01/2016              56,327
------------------------------------------------------------------------------------------------------------------------
         10,000         Allegheny County COP                                 5.000        12/01/2028              10,384
------------------------------------------------------------------------------------------------------------------------
        130,000         Allegheny County HDA (Catholic Health East)          5.375        11/15/2022             137,574
------------------------------------------------------------------------------------------------------------------------
         40,000         Allegheny County HDA (Catholic Health East)          5.500        11/15/2032              42,496
------------------------------------------------------------------------------------------------------------------------
      3,150,000         Allegheny County HDA
                        (Ohio Valley General Hospital)                       5.125        04/01/2035           3,252,218
------------------------------------------------------------------------------------------------------------------------
         55,000         Allegheny County HDA
                        (Pittsburgh Mercy Health System)                     5.625        08/15/2026              59,988
------------------------------------------------------------------------------------------------------------------------
        570,000         Allegheny County HDA
                        (Presbyterian University Hospital)                   5.625        04/01/2027             585,470
------------------------------------------------------------------------------------------------------------------------
         25,000         Allegheny County HDA
                        (The Covenant at South Hills) 1,2                    7.700        02/01/2008              12,750
------------------------------------------------------------------------------------------------------------------------
         25,000         Allegheny County HDA
                        (The Covenant at South Hills) 1                      7.800        02/01/2009              13,086
------------------------------------------------------------------------------------------------------------------------
      1,535,000         Allegheny County HDA
                        (The Covenant at South Hills) 1                      8.625        02/01/2021             787,025
------------------------------------------------------------------------------------------------------------------------
        305,000         Allegheny County HDA
                        (The Covenant at South Hills) 1                      8.750        02/01/2031             156,215
------------------------------------------------------------------------------------------------------------------------
         10,000         Allegheny County HDA (UPMC Health System)            5.000        12/15/2018              10,358
------------------------------------------------------------------------------------------------------------------------
         20,000         Allegheny County HDA (UPMC Health System)            5.000        11/01/2023              20,562
------------------------------------------------------------------------------------------------------------------------
         30,000         Allegheny County HDA (UPMC Health System)            5.125        07/01/2022              30,815
------------------------------------------------------------------------------------------------------------------------
      3,570,000         Allegheny County HDA
                        (West Penn Allegheny Health System)                  9.250        11/15/2015           4,277,360
------------------------------------------------------------------------------------------------------------------------
      1,650,000         Allegheny County HDA
                        (West Penn Allegheny Health System)                  9.250        11/15/2022           1,973,532
------------------------------------------------------------------------------------------------------------------------
     12,710,000         Allegheny County HDA
                        (West Penn Allegheny Health System)                  9.250        11/15/2030          15,175,994
------------------------------------------------------------------------------------------------------------------------
      1,900,000         Allegheny County HDA RITES                          12.778 3      11/15/2030           2,799,612
------------------------------------------------------------------------------------------------------------------------
        350,000         Allegheny County HDA RITES                          12.778 3      11/15/2030             515,718
------------------------------------------------------------------------------------------------------------------------
        300,000         Allegheny County HEBA
                        (Carnegie Mellon University)                         5.450        03/01/2027             301,617
------------------------------------------------------------------------------------------------------------------------
      2,020,000         Allegheny County HEBA (Chatham College)              5.750        11/15/2028           2,153,280
------------------------------------------------------------------------------------------------------------------------
      7,980,000         Allegheny County HEBA (Chatham College)              5.750        11/15/2035           8,471,887
------------------------------------------------------------------------------------------------------------------------
      1,000,000         Allegheny County HEBA (Chatham College)              5.850        03/01/2022           1,068,930
------------------------------------------------------------------------------------------------------------------------
      1,000,000         Allegheny County HEBA (Chatham College)              5.950        03/01/2032           1,064,350
------------------------------------------------------------------------------------------------------------------------
         15,000         Allegheny County HEBA (Robert Morris University)     6.000        05/01/2028              17,464
------------------------------------------------------------------------------------------------------------------------
         60,000         Allegheny County HEBA (Thiel College)                5.375        11/15/2029              62,520
------------------------------------------------------------------------------------------------------------------------
      3,245,000         Allegheny County HEBA (Waynesburg College)           4.800        05/01/2036           3,333,491
------------------------------------------------------------------------------------------------------------------------
          5,000         Allegheny County IDA (Coltec Industries)             7.250        06/01/2008               4,978
------------------------------------------------------------------------------------------------------------------------
      1,145,000         Allegheny County IDA (Residential Resources)         5.700        09/01/2012           1,208,433
------------------------------------------------------------------------------------------------------------------------
      4,665,000         Allegheny County IDA (Residential Resources)         6.600        09/01/2031           5,206,187
------------------------------------------------------------------------------------------------------------------------
      1,000,000         Allegheny County IDA
                        (RR/RRSW/RRDC Obligated Group)                       5.000        09/01/2021           1,029,700
------------------------------------------------------------------------------------------------------------------------
      1,250,000         Allegheny County IDA
                        (RR/RRSW/RRDC Obligated Group)                       5.100        09/01/2026           1,282,000
------------------------------------------------------------------------------------------------------------------------


1             |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                              COUPON        MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$     1,250,000         Allegheny County IDA
                        (RR/RRSW/RRDC Obligated Group)                       5.125%       09/01/2031     $     1,281,763
------------------------------------------------------------------------------------------------------------------------
         35,000         Allegheny County IDA (USX Corp.)                     5.500        12/01/2029              36,225
------------------------------------------------------------------------------------------------------------------------
        260,000         Allegheny County IDA (USX Corp.)                     5.600        09/01/2030             269,610
------------------------------------------------------------------------------------------------------------------------
        245,000         Allegheny County IDA (USX Corp.)                     6.100        01/15/2018             250,976
------------------------------------------------------------------------------------------------------------------------
         10,000         Allegheny County IDA (USX Corp.)                     6.100        07/15/2020              10,244
------------------------------------------------------------------------------------------------------------------------
      2,280,000         Allegheny County Redevel. Authority
                        (Pittsburgh Mills)                                   5.100        07/01/2014           2,356,220
------------------------------------------------------------------------------------------------------------------------
     16,250,000         Allegheny County Redevel. Authority
                        (Pittsburgh Mills)                                   5.600        07/01/2023          17,277,163
------------------------------------------------------------------------------------------------------------------------
        100,000         Allegheny County Redevel. Authority
                        (Robinson Mall)                                      6.875        11/01/2017             107,452
------------------------------------------------------------------------------------------------------------------------
      8,000,000         Allegheny County Redevel. Authority
                        (Robinson Mall)                                      7.000        11/01/2017           8,638,160
------------------------------------------------------------------------------------------------------------------------
      1,060,000         Allegheny County Residential Finance Authority
                        (Single Family)                                      4.850        11/01/2028           1,073,335
------------------------------------------------------------------------------------------------------------------------
      1,260,000         Allegheny County Residential Finance Authority
                        (Single Family)                                      5.000        05/01/2035           1,287,241
------------------------------------------------------------------------------------------------------------------------
        450,000         Allegheny County Residential Finance Authority
                        (Single Family)                                      5.150        11/01/2016             463,941
------------------------------------------------------------------------------------------------------------------------
         30,000         Allegheny County Residential Finance Authority
                        (Single Family)                                      5.625        11/01/2023              30,022
------------------------------------------------------------------------------------------------------------------------
         30,000         Allegheny County Residential Finance Authority
                        (Single Family)                                      5.950        11/01/2024              31,324
------------------------------------------------------------------------------------------------------------------------
      1,000,000         Allegheny County Sanitation Authority                5.000        12/01/2030           1,061,800
------------------------------------------------------------------------------------------------------------------------
         10,000         Armstrong County IDA (Kittanning Care Center)        5.375        08/20/2012              10,428
------------------------------------------------------------------------------------------------------------------------
         65,000         Beaver County GO                                     5.300        10/01/2026              65,901
------------------------------------------------------------------------------------------------------------------------
        410,000         Beaver County IDA (J. Ray McDermott & Company)       6.800        02/01/2009             411,542
------------------------------------------------------------------------------------------------------------------------
        150,000         Beaver County IDA (Pennsylvania Power & Light
                        Company)                                             5.375        06/01/2028             155,934
------------------------------------------------------------------------------------------------------------------------
         45,000         Beaver County IDA (St. Joe Minerals Corp.)           6.000        05/01/2007              45,068
------------------------------------------------------------------------------------------------------------------------
         35,000         Bedford County IDA (Brown Group)                     7.125        02/01/2009              35,049
------------------------------------------------------------------------------------------------------------------------
        300,000         Berks County Municipal Authority (RHMC/HW
                        Obligated Group)                                     5.000        03/01/2028             306,447
------------------------------------------------------------------------------------------------------------------------
        775,000         Blair County IDA (The Village at Penn State
                        Retirement Community)                                6.050        01/01/2034             774,086
------------------------------------------------------------------------------------------------------------------------
         75,000         Blair County IDA (The Village at Penn State
                        Retirement Community)                                6.400        01/01/2012              77,179
------------------------------------------------------------------------------------------------------------------------
      4,085,000         Blair County IDA (The Village at Penn State
                        Retirement Community)                                6.900        01/01/2022           4,290,761
------------------------------------------------------------------------------------------------------------------------
      7,120,000         Blair County IDA (The Village at Penn State
                        Retirement Community)                                7.000        01/01/2034           7,459,126
------------------------------------------------------------------------------------------------------------------------
         50,000         Blair County IDA (The Village at Penn State
                        Retirement Community)(1,4)                          10.000        01/01/2012              25,192
------------------------------------------------------------------------------------------------------------------------
      4,500,000         Bradford County IDA (International Paper Company)    5.200        12/01/2019           4,575,060
------------------------------------------------------------------------------------------------------------------------
        500,000         Brighton Township Municipal Authority                5.100        07/15/2022             504,030
------------------------------------------------------------------------------------------------------------------------
        500,000         Bucks County Community College Authority             5.350        06/15/2011             505,130
------------------------------------------------------------------------------------------------------------------------
      3,000,000         Bucks County IDA (Ann's Choice)                      6.125        01/01/2025           3,188,430
------------------------------------------------------------------------------------------------------------------------
      3,000,000         Bucks County IDA (Ann's Choice)                      6.250        01/01/2035           3,177,000
------------------------------------------------------------------------------------------------------------------------
         15,000         Bucks County IDA (Pennswood Village)                 5.800        10/01/2020              15,971
------------------------------------------------------------------------------------------------------------------------
      1,000,000         Bucks County IDA (Pennswood Village)                 6.000        10/01/2027           1,083,450
------------------------------------------------------------------------------------------------------------------------


2             |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                              COUPON        MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$       240,000         Bucks County IDA (Pennsylvania Suburban Water
                        Company)                                             5.550%       09/01/2032     $       255,065
------------------------------------------------------------------------------------------------------------------------
         15,000         Bucks County IDA (USX Corp.)                         5.600        03/01/2033              15,545
------------------------------------------------------------------------------------------------------------------------
      2,000,000         Bucks County IDA RITES                               8.863 3      09/01/2032           2,502,120
------------------------------------------------------------------------------------------------------------------------
         10,000         Butler County Hospital Authority
                        (Butler Memorial Hospital)                           5.250        07/01/2012              10,012
------------------------------------------------------------------------------------------------------------------------
         20,000         Butler County Hospital Authority
                        (Butler Memorial Hospital)                           5.250        07/01/2016              20,024
------------------------------------------------------------------------------------------------------------------------
        480,000         Butler County IDA (Greenview Gardens Apartments)     6.000        07/01/2023             512,515
------------------------------------------------------------------------------------------------------------------------
        880,000         Butler County IDA (Greenview Gardens Apartments)     6.250        07/01/2033             946,246
------------------------------------------------------------------------------------------------------------------------
         65,000         Cambria County GO                                    5.000        08/15/2023              66,861
------------------------------------------------------------------------------------------------------------------------
        200,000         Cambridge Area Joint Authority                       5.250        12/01/2021             202,638
------------------------------------------------------------------------------------------------------------------------
          5,000         Carbondale Hsg. Corp.                                8.125        05/01/2019               5,259
------------------------------------------------------------------------------------------------------------------------
        900,000         Chartiers Valley Industrial & Commercial Devel.
                        Authority (Asbury Health Center)                     5.750        12/01/2022             931,986
------------------------------------------------------------------------------------------------------------------------
      7,870,000         Chester County H&EFA (Chester County Hospital)       5.875        07/01/2016           7,962,000
------------------------------------------------------------------------------------------------------------------------
        700,000         Chester County H&EFA (Chester County Hospital)       6.750        07/01/2031             772,660
------------------------------------------------------------------------------------------------------------------------
      2,250,000         Chester County H&EFA (Devereaux Foundation)          5.000        11/01/2031           2,349,945
------------------------------------------------------------------------------------------------------------------------
         95,000         Chester County H&EFA (Devereaux Foundation)          6.000        11/01/2019             102,240
------------------------------------------------------------------------------------------------------------------------
         25,000         Chester County H&EFA (Immaculata College)            5.300        10/15/2011              25,003
------------------------------------------------------------------------------------------------------------------------
         30,000         Chester County H&EFA (Immaculata College)            5.400        10/15/2012              30,006
------------------------------------------------------------------------------------------------------------------------
         25,000         Chester County H&EFA (Immaculata College)            5.625        10/15/2027              25,281
------------------------------------------------------------------------------------------------------------------------
        330,000         Chester County H&EFA (Jefferson Health System)       5.375        05/15/2027             339,580
------------------------------------------------------------------------------------------------------------------------
      7,500,000         Chester County H&EFA (Jenners Pond)                  7.625        07/01/2034           8,510,400
------------------------------------------------------------------------------------------------------------------------
      2,040,000         Chester County IDA (Collegium Charter School)        5.500        04/15/2031           2,181,923
------------------------------------------------------------------------------------------------------------------------
      1,575,000         Chester County IDA (Renaissance Academy-Edison
                        Charter School)                                      5.250        10/01/2010           1,588,498
------------------------------------------------------------------------------------------------------------------------
      1,870,000         Chester County IDA (Renaissance Academy-Edison
                        Charter School)                                      5.625        10/01/2015           1,888,513
------------------------------------------------------------------------------------------------------------------------
        800,000         Crawford County Hospital Authority
                        (Wesbury United Methodist Community)                 6.125        08/15/2019             825,440
------------------------------------------------------------------------------------------------------------------------
      2,100,000         Cumberland County Municipal Authority
                        (Presbyterian Homes)                                 5.000        12/01/2020           2,233,056
------------------------------------------------------------------------------------------------------------------------
      1,050,000         Cumberland County Municipal Authority
                        (Presbyterian Homes)                                 5.000        12/01/2021           1,113,263
------------------------------------------------------------------------------------------------------------------------
      1,685,000         Cumberland County Municipal Authority
                        (Wesley Affiliated Services)                         7.250        01/01/2035           1,993,203
------------------------------------------------------------------------------------------------------------------------
        545,000         Delaware County Authority (CCMC)                     5.300        12/15/2020             546,488
------------------------------------------------------------------------------------------------------------------------
        120,000         Delaware County Authority
                        (MAS/MCMCSPA/MHH/MHP/MHSSPA
                        Obligated Group)                                     5.375        11/15/2023             128,560
------------------------------------------------------------------------------------------------------------------------
      2,530,000         Delaware County Authority (Neumann College)          6.000        10/01/2031           2,682,458
------------------------------------------------------------------------------------------------------------------------
         15,000         Delaware County Hospital Authority
                        (CCMC/CKHS/DCMH Obligated Group)                     5.375        12/01/2018              15,515
------------------------------------------------------------------------------------------------------------------------
         25,000         Delaware County Hospital Authority
                        (CCMC/CKHS/DCMH Obligated Group)                     6.250        12/15/2022              27,204
------------------------------------------------------------------------------------------------------------------------
         25,000         Delaware County Hospital Authority
                        (CCMC/CKHS/DCMH Obligated Group)                     6.250        12/15/2031              27,133
------------------------------------------------------------------------------------------------------------------------
        335,000         Delaware County Hospital Authority (DCMH)            5.500        08/15/2019             338,779
------------------------------------------------------------------------------------------------------------------------


3             |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                              COUPON        MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$        10,000         Delaware County Hospital Authority
                        (Riddle Memorial Hospital)                           5.000%       01/01/2028     $        10,208
------------------------------------------------------------------------------------------------------------------------
         10,000         Delaware County IDA (American Ref-Fuel Company)      6.100        07/01/2013              10,414
------------------------------------------------------------------------------------------------------------------------
         25,000         Delaware County IDA (American Ref-Fuel Company)      6.200        07/01/2019              25,705
------------------------------------------------------------------------------------------------------------------------
      2,750,000         Delaware County IDA (Aqua Pennsylvania) RITES        5.880 3      11/01/2037           3,246,155
------------------------------------------------------------------------------------------------------------------------
      2,250,000         Delaware County IDA (Aqua Pennsylvania) RITES        5.880 3      11/01/2038           2,654,595
------------------------------------------------------------------------------------------------------------------------
         30,000         Delaware County IDA (Philadelphia Suburban Water)    5.350        10/01/2031              31,714
------------------------------------------------------------------------------------------------------------------------
      5,670,000         Delaware County IDA Water Facilities (Aqua
                        Pennsylvania)                                        5.000        02/01/2035           5,906,836
------------------------------------------------------------------------------------------------------------------------
      5,000,000         Delaware County IDA Water Facilities (Aqua
                        Pennsylvania)                                        5.000        11/01/2036           5,229,300
------------------------------------------------------------------------------------------------------------------------
         55,000         Delaware County IDA Water Facilities (Aqua
                        Pennsylvania)                                        5.000        11/01/2037              57,481
------------------------------------------------------------------------------------------------------------------------
        900,000         Delaware County IDA Water Facilities (Aqua
                        Pennsylvania)                                        5.000        11/01/2038             940,455
------------------------------------------------------------------------------------------------------------------------
      2,250,000         Delaware County IDA Water Facilities (Aqua
                        Pennsylvania) RITES                                  5.880 3      11/01/2038           2,654,595
------------------------------------------------------------------------------------------------------------------------
         25,000         Delaware River Port Authority PA/NJ                  5.000        01/01/2026              25,563
------------------------------------------------------------------------------------------------------------------------
         50,000         Delaware River Port Authority PA/NJ                  5.400        01/01/2014              50,982
------------------------------------------------------------------------------------------------------------------------
        180,000         Delaware River Port Authority PA/NJ                  5.400        01/01/2015             183,535
------------------------------------------------------------------------------------------------------------------------
      2,000,000         Delaware River Port Authority PA/NJ                  5.400        01/01/2016           2,039,380
------------------------------------------------------------------------------------------------------------------------
      9,525,000         Delaware River Port Authority PA/NJ                  5.500        01/01/2026           9,729,407
------------------------------------------------------------------------------------------------------------------------
        405,000         Delaware River Port Authority PA/NJ                  5.500        01/01/2026             413,412
------------------------------------------------------------------------------------------------------------------------
        150,000         Doylestown Hospital Authority
                        (Doylestown Hospital)                                5.000        07/01/2023             150,122
------------------------------------------------------------------------------------------------------------------------
        140,000         Erie County IDA (International Paper Company)        5.000        11/01/2018             143,196
------------------------------------------------------------------------------------------------------------------------
      2,990,000         Erie-Western PA Port Authority                       5.125        06/15/2016           3,114,324
------------------------------------------------------------------------------------------------------------------------
         80,000         Falls Township Hospital Authority
                        (Delaware Valley Medical Center)                     7.000        08/01/2022              80,546
------------------------------------------------------------------------------------------------------------------------
         40,000         Ferndale Area School District GO                     6.750        07/15/2009              40,096
------------------------------------------------------------------------------------------------------------------------
         30,000         Gateway School District Allegheny County             5.250        07/15/2027              30,307
------------------------------------------------------------------------------------------------------------------------
         50,000         Geisinger Authority Health System (Penn State
                        Geisinger Health System Foundation)                  5.000        08/15/2028              51,027
------------------------------------------------------------------------------------------------------------------------
         10,000         Gettysburg Municipal Authority
                        (Gettysburg College)                                 5.000        08/15/2023              10,286
------------------------------------------------------------------------------------------------------------------------
         60,000         Hampton Township School District                     5.000        09/01/2027              60,567
------------------------------------------------------------------------------------------------------------------------
      1,000,000         Horsham Industrial & Commercial Devel. Authority
                        (GF/Pennsylvania Property)                           8.375        09/01/2024           1,000,710
------------------------------------------------------------------------------------------------------------------------
         65,000         Indiana County IDA Pollution Control (PSEG Power
                        LLC)                                                 5.850        06/01/2027              68,657
------------------------------------------------------------------------------------------------------------------------
        250,000         Jeannette Health Services Authority
                        (Jeannette District Memorial Hospital)               6.000        11/01/2018             250,698
------------------------------------------------------------------------------------------------------------------------
        100,000         Lancaster County Hospital Authority
                        (Masonic Homes of Pennsylvania)                      5.300        11/15/2007             100,110
------------------------------------------------------------------------------------------------------------------------
         25,000         Lancaster County Hospital Authority
                        (Saint Anne's Home for the Aged)                     6.500        04/01/2015              25,027
------------------------------------------------------------------------------------------------------------------------
         40,000         Lancaster County IDA (Garden Spot Village)           7.600        05/01/2022              45,503
------------------------------------------------------------------------------------------------------------------------
      2,300,000         Lancaster County IDA (Garden Spot Village)           7.625        05/01/2031           2,618,274
------------------------------------------------------------------------------------------------------------------------


4             |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                              COUPON        MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$     1,000,000         Langhorne Manor Boro Higher Education Authority
                        (Lower Bucks Hospital)                               7.350%       07/01/2022     $     1,000,290
------------------------------------------------------------------------------------------------------------------------
      1,000,000         Langhorne Manor Boro Higher Education Authority      5.200        04/01/2020           1,009,520
                        (Philadelphia Biblical University)
------------------------------------------------------------------------------------------------------------------------
        575,000         Langhorne Manor Boro Higher Education Authority
                        (Philadelphia Biblical University)                   5.500        04/01/2025             584,844
------------------------------------------------------------------------------------------------------------------------
         35,000         Latrobe IDA (St. Vincent College)                    5.700        05/01/2031              36,880
------------------------------------------------------------------------------------------------------------------------
         70,000         Lawrence County IDA (Pennsylvania Power & Light
                        Company)                                             5.400        09/15/2017              70,319
------------------------------------------------------------------------------------------------------------------------
        115,000         Lawrence County IDA (Shenango Presbyterian
                        Center)                                              7.000        11/15/2016             115,102
------------------------------------------------------------------------------------------------------------------------
      5,190,000         Lawrence County IDA (Shenango Presbyterian
                        Center)                                              7.500        11/15/2031           5,602,294
------------------------------------------------------------------------------------------------------------------------
      1,020,000         Lehigh County GPA (Bible Fellowship Church Home)     6.000        12/15/2023           1,034,953
------------------------------------------------------------------------------------------------------------------------
      1,060,000         Lehigh County GPA (Bible Fellowship Church Home)     7.625        11/01/2021           1,175,879
------------------------------------------------------------------------------------------------------------------------
        750,000         Lehigh County GPA (Bible Fellowship Church Home)     7.750        11/01/2033             830,378
------------------------------------------------------------------------------------------------------------------------
      1,485,000         Lehigh County GPA (Kidspeace Obligated Group)        5.800        11/01/2012           1,473,165
------------------------------------------------------------------------------------------------------------------------
      1,265,000         Lehigh County GPA (Kidspeace Obligated Group)        5.800        11/01/2012           1,333,032
------------------------------------------------------------------------------------------------------------------------
      8,190,000         Lehigh County GPA (Kidspeace Obligated Group)        6.000        11/01/2018           8,148,559
------------------------------------------------------------------------------------------------------------------------
      2,000,000         Lehigh County GPA (Kidspeace Obligated Group)        6.000        11/01/2018           2,113,700
------------------------------------------------------------------------------------------------------------------------
      1,100,000         Lehigh County GPA (Kidspeace Obligated Group)        6.000        11/01/2023           1,081,619
------------------------------------------------------------------------------------------------------------------------
      2,940,000         Lehigh County GPA (Kidspeace Obligated Group)        6.000        11/01/2023           3,104,228
------------------------------------------------------------------------------------------------------------------------
         60,000         Lehigh County GPA (Lehigh Valley Health Network)     5.000        07/01/2028              61,517
------------------------------------------------------------------------------------------------------------------------
         20,000         Lehigh County GPA (Lehigh Valley Hospital)           5.625        07/01/2015              20,426
------------------------------------------------------------------------------------------------------------------------
          5,000         Lehigh County GPA (St. Lukes Hospital Bethlehem)     5.375        08/15/2033               5,273
------------------------------------------------------------------------------------------------------------------------
        190,000         Lehigh County IDA (Lifepath)                         5.850        06/01/2008             189,736
------------------------------------------------------------------------------------------------------------------------
      1,000,000         Lehigh County IDA (Pennsylvania Power & Light
                        Company) RITES 5                                     5.730 3      02/15/2027           1,167,250
------------------------------------------------------------------------------------------------------------------------
      4,335,000         Lehigh County IDA Pollution Control RITES            5.080 3      02/15/2027           4,818,353
------------------------------------------------------------------------------------------------------------------------
        650,000         Lehigh Northampton Airport Authority (Lehigh
                        Valley International Airport)                        5.000        01/01/2021             681,935
------------------------------------------------------------------------------------------------------------------------
        750,000         Lehigh Northampton Airport Authority (Lehigh
                        Valley International Airport)                        5.000        01/01/2023             783,690
------------------------------------------------------------------------------------------------------------------------
         15,000         Lewistown Boro Municipal Water Authority             5.250        01/01/2028              15,250
------------------------------------------------------------------------------------------------------------------------
      3,160,000         Luzerne County IDA ROLs                              8.615 3      09/01/2034           3,747,886
------------------------------------------------------------------------------------------------------------------------
         50,000         Lycoming County Hospital Authority (MVH/DPH
                        Obligated Group)                                     5.250        11/15/2015              50,557
------------------------------------------------------------------------------------------------------------------------
         10,000         Lycoming County Hospital Authority (MVH/DPH
                        Obligated Group)                                     5.500        11/15/2022              10,113
------------------------------------------------------------------------------------------------------------------------
         20,000         Lycoming County Hospital Authority (WH/NCPHS
                        Obligated Group)                                     5.250        11/15/2015              20,223
------------------------------------------------------------------------------------------------------------------------
         60,000         Lycoming County Hospital Authority (WH/NCPHS
                        Obligated Group)                                     5.375        11/15/2010              60,675
------------------------------------------------------------------------------------------------------------------------
        975,000         Lycoming County Recreation Authority                 5.000        12/15/2027             976,307
------------------------------------------------------------------------------------------------------------------------
      2,730,000         McKean County Hospital Authority
                        (Bradford Hospital)                                  5.000        10/01/2020           2,842,476
------------------------------------------------------------------------------------------------------------------------
      3,000,000         McKean County Hospital Authority
                        (Bradford Hospital)                                  5.250        10/01/2030           3,155,760
------------------------------------------------------------------------------------------------------------------------


5             |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                              COUPON        MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$       100,000         Mifflin County Hospital Authority
                        (Lewiston Hospital)                                  6.200%       07/01/2030     $       109,591
------------------------------------------------------------------------------------------------------------------------
      8,740,000         Montgomery County HEHA (Arcadia University)          5.000        04/01/2036           9,192,033
------------------------------------------------------------------------------------------------------------------------
      5,750,000         Montgomery County HEHA (Dickinson College)           5.000        05/01/2031           6,118,863
------------------------------------------------------------------------------------------------------------------------
         60,000         Montgomery County HEHA (Holy Redeemer Health
                        System)                                              5.250        10/01/2023              61,283
------------------------------------------------------------------------------------------------------------------------
         30,000         Montgomery County HEHA (Holy Redeemer Health
                        System)                                              5.250        10/01/2027              30,661
------------------------------------------------------------------------------------------------------------------------
         80,000         Montgomery County HEHA (Holy Redeemer Physician
                        & Ambulatory Services)                               5.250        10/01/2023              81,711
------------------------------------------------------------------------------------------------------------------------
        275,000         Montgomery County IDA (ACTS Retirement Life
                        Community)                                           5.250        11/15/2028             281,292
------------------------------------------------------------------------------------------------------------------------
      1,445,000         Montgomery County IDA (ACTS/BPE Obligated Group)     5.875        11/15/2022           1,475,605
------------------------------------------------------------------------------------------------------------------------
      1,750,000         Montgomery County IDA (Meadowood Corp.)              6.250        12/01/2017           1,806,245
------------------------------------------------------------------------------------------------------------------------
         70,000         Montgomery County IDA (Pennsylvania-American
                        Water Company)                                       5.050        06/01/2029              70,780
------------------------------------------------------------------------------------------------------------------------
      2,500,000         Montgomery County IDA (Whitemarsh Continued Care)    6.250        02/01/2035           2,649,950
------------------------------------------------------------------------------------------------------------------------
      3,840,000         Montgomery County IDA (Wordsworth Academy)           8.000        09/01/2024           3,846,221
------------------------------------------------------------------------------------------------------------------------
        600,000         Myerstown Water Authority                            5.000        11/15/2018             600,684
------------------------------------------------------------------------------------------------------------------------
        360,000         Myerstown Water Authority                            5.100        11/15/2028             360,356
------------------------------------------------------------------------------------------------------------------------
      2,905,000         New Morgan IDA (Browning-Ferris Industries)          6.500        04/01/2019           2,904,739
------------------------------------------------------------------------------------------------------------------------
         40,000         New Wilmington Municipal Authority
                        (Westminster College)                                5.300        03/01/2018              40,497
------------------------------------------------------------------------------------------------------------------------
         55,000         New Wilmington Municipal Authority
                        (Westminster College)                                5.350        03/01/2028              55,478
------------------------------------------------------------------------------------------------------------------------
        100,000         Northampton County Higher Education Authority
                        (Lafayette College)                                  5.000        11/01/2027             101,617
------------------------------------------------------------------------------------------------------------------------
        170,000         Northampton County IDA (Moravian Hall Square)        5.350        07/01/2010             170,211
------------------------------------------------------------------------------------------------------------------------
         40,000         Northampton County IDA (Moravian Hall Square)        5.700        07/01/2020              40,057
------------------------------------------------------------------------------------------------------------------------
        470,000         Northeastern PA Hospital & Education Authority
                        (Wilkes University)                                  5.625        10/01/2018             470,620
------------------------------------------------------------------------------------------------------------------------
         20,000         Northeastern PA Hospital & Education Authority
                        (Wilkes University)                                  5.625        10/01/2018              20,030
------------------------------------------------------------------------------------------------------------------------
        175,000         Northeastern PA Hospital & Education Authority
                        (WVHCS)                                              5.250        01/01/2026             178,861
------------------------------------------------------------------------------------------------------------------------
        830,000         Northumberland County IDA (Aqua Pennsylvania)        5.050        10/01/2039             865,308
------------------------------------------------------------------------------------------------------------------------
        665,000         Northumberland County IDA (NHS Youth Services)       5.500        02/15/2033             706,988
------------------------------------------------------------------------------------------------------------------------
      1,845,000         Northumberland County IDA (NHS Youth Services)       7.500        02/15/2029           1,926,365
------------------------------------------------------------------------------------------------------------------------
      3,905,000         Northumberland County IDA (NHS Youth Services)       7.750        02/15/2029           4,126,414
------------------------------------------------------------------------------------------------------------------------
     10,000,000         PA EDFA (30th Street Garage)                         5.875        06/01/2033          10,840,700
------------------------------------------------------------------------------------------------------------------------
         50,000         PA EDFA (Amtrak)                                     6.000        11/01/2011              52,833
------------------------------------------------------------------------------------------------------------------------
        250,000         PA EDFA (Amtrak)                                     6.125        11/01/2021             268,800
------------------------------------------------------------------------------------------------------------------------
      5,005,000         PA EDFA (Amtrak)                                     6.250        11/01/2031           5,379,074
------------------------------------------------------------------------------------------------------------------------
        945,000         PA EDFA (Amtrak)                                     6.375        11/01/2041           1,015,799
------------------------------------------------------------------------------------------------------------------------
     14,700,000         PA EDFA (National Gypsum Company)                    6.125        11/02/2027          15,392,664
------------------------------------------------------------------------------------------------------------------------
      5,000,000         PA EDFA (National Gypsum Company)                    6.250        11/01/2027           5,276,000
------------------------------------------------------------------------------------------------------------------------
      7,000,000         PA EDFA (Northampton Generating)                     6.400        01/01/2009           7,000,140
------------------------------------------------------------------------------------------------------------------------
      4,965,000         PA EDFA (Northampton Generating)                     6.500        01/01/2013           4,965,149
------------------------------------------------------------------------------------------------------------------------
      6,000,000         PA EDFA (Northampton Generating)                     6.600        01/01/2019           6,068,640
------------------------------------------------------------------------------------------------------------------------
      1,400,000         PA EDFA (Northampton Generating)                     6.875        01/01/2011           1,399,958
------------------------------------------------------------------------------------------------------------------------


6             |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                              COUPON        MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
 $   12,000,000         PA EDFA (Northampton Generating)                     6.950%       01/01/2021     $    11,999,760
------------------------------------------------------------------------------------------------------------------------
      4,310,000         PA EDFA (Northwestern Human Services)                5.250        06/01/2014           4,313,664
------------------------------------------------------------------------------------------------------------------------
      3,000,000         PA EDFA (Northwestern Human Services)                5.250        06/01/2028           2,909,460
------------------------------------------------------------------------------------------------------------------------
     12,500,000         PA EDFA (Reliant Energy)                             6.750        12/01/2036          13,426,250
------------------------------------------------------------------------------------------------------------------------
      8,000,000         PA EDFA (Reliant Energy)                             6.750        12/01/2036           8,592,800
------------------------------------------------------------------------------------------------------------------------
      1,000,000         PA EDFA (Reliant Energy)                             6.750        12/01/2036           1,074,100
------------------------------------------------------------------------------------------------------------------------
      5,000,000         PA EDFA (Reliant Energy) RITES 5                    7.590 3      12/01/2036           5,740,950
------------------------------------------------------------------------------------------------------------------------
     40,805,000         PA EDFA (USG Corp.)                                  6.000        06/01/2031          42,731,812
------------------------------------------------------------------------------------------------------------------------
      4,500,000         PA EDFA (Waste Management)                           5.100        10/01/2027           4,667,760
------------------------------------------------------------------------------------------------------------------------
      2,500,000         PA EDFA ROLs                                         7.237 3      12/01/2018           2,817,150
------------------------------------------------------------------------------------------------------------------------
         95,000         PA HEFA (Allegheny Delaware Valley Obligated
                        Group)                                               5.875        11/15/2021              97,063
------------------------------------------------------------------------------------------------------------------------
         60,000         PA HEFA (Allegheny General Hospital)                 7.125        09/01/2007              60,095
------------------------------------------------------------------------------------------------------------------------
         55,000         PA HEFA (Allegheny General Hospital)                 7.250        09/01/2017              55,094
------------------------------------------------------------------------------------------------------------------------
      1,830,000         PA HEFA (Assoc. Independent Colleges &
                        Universities)                                        5.000        12/15/2021           1,945,565
------------------------------------------------------------------------------------------------------------------------
      3,070,000         PA HEFA (Assoc. Independent Colleges &
                        Universities)                                        5.000        12/15/2024           3,238,973
------------------------------------------------------------------------------------------------------------------------
      4,000,000         PA HEFA (Assoc. Independent Colleges &
                        Universities)                                        5.000        12/15/2027           4,204,040
------------------------------------------------------------------------------------------------------------------------
        230,000         PA HEFA (Bryn Mawr College)                          5.625        12/01/2027             237,093
------------------------------------------------------------------------------------------------------------------------
        100,000         PA HEFA (CA University of PA Student Assoc.)         5.000        07/01/2028             103,632
------------------------------------------------------------------------------------------------------------------------
      1,500,000         PA HEFA (CA University of PA Student Assoc.)         6.750        09/01/2020           1,649,775
------------------------------------------------------------------------------------------------------------------------
        110,000         PA HEFA (CA University of PA Student Assoc.)         6.750        09/01/2032             120,248
------------------------------------------------------------------------------------------------------------------------
         50,000         PA HEFA (CA University of PA Student Assoc.)         6.800        09/01/2025              54,931
------------------------------------------------------------------------------------------------------------------------
      1,475,000         PA HEFA (College of Science & Agriculture)           5.350        04/15/2028           1,489,647
------------------------------------------------------------------------------------------------------------------------
      1,460,000         PA HEFA (Delaware Valley College of Science &
                        Agriculture)                                         5.650        04/15/2025           1,551,542
------------------------------------------------------------------------------------------------------------------------
        815,000         PA HEFA (Delaware Valley College of Science &
                        Agriculture)                                         5.750        04/15/2029             872,629
------------------------------------------------------------------------------------------------------------------------
        220,000         PA HEFA (Delaware Valley College of Science &
                        Agriculture)                                         5.750        04/15/2034             234,654
------------------------------------------------------------------------------------------------------------------------
      3,210,000         PA HEFA (Delaware Valley College of Science &
                        Agriculture)                                         5.800        04/15/2030           3,430,880
------------------------------------------------------------------------------------------------------------------------
      3,385,000         PA HEFA (Delaware Valley College of Science &
                        Agriculture)                                         5.800        04/15/2033           3,611,355
------------------------------------------------------------------------------------------------------------------------
      1,820,000         PA HEFA (Geneva College)                             5.375        04/01/2023           1,871,288
------------------------------------------------------------------------------------------------------------------------
        860,000         PA HEFA (Geneva College)                             5.450        04/01/2018             888,586
------------------------------------------------------------------------------------------------------------------------
      1,035,000         PA HEFA (Geneva College)                             6.125        04/01/2022           1,114,240
------------------------------------------------------------------------------------------------------------------------
         50,000         PA HEFA (La Salle University)                        5.500        05/01/2034              52,498
------------------------------------------------------------------------------------------------------------------------
         55,000         PA HEFA (La Salle University)                        5.625        05/01/2017              55,635
------------------------------------------------------------------------------------------------------------------------
        735,000         PA HEFA (Lycoming College)                           5.250        11/01/2027             784,149
------------------------------------------------------------------------------------------------------------------------
      1,490,000         PA HEFA (Marywood University)                        5.125        06/01/2029           1,582,157
------------------------------------------------------------------------------------------------------------------------
          5,000         PA HEFA (MCP/HUHS/AUS Obligated Group)               5.875        11/15/2016               5,109
------------------------------------------------------------------------------------------------------------------------
         50,000         PA HEFA (MCP/HUHS/AUS Obligated Group)               5.875        11/15/2016              51,090
------------------------------------------------------------------------------------------------------------------------
      3,040,000         PA HEFA (MCP/HUHS/AUS Obligated Group)               5.875        11/15/2021           3,106,272
------------------------------------------------------------------------------------------------------------------------
        250,000         PA HEFA (Philadelphia University)                    5.000        06/01/2035             256,113
------------------------------------------------------------------------------------------------------------------------
      3,000,000         PA HEFA (Philadelphia University)                    5.125        06/01/2025           3,108,510
------------------------------------------------------------------------------------------------------------------------
      2,200,000         PA HEFA (Philadelphia University)                    5.250        06/01/2032           2,282,742
------------------------------------------------------------------------------------------------------------------------
        250,000         PA HEFA (Philadelphia University)                    6.000        06/01/2029             267,348
------------------------------------------------------------------------------------------------------------------------
         35,000         PA HEFA (Philadelphia University)                    6.100        06/01/2030              37,515
------------------------------------------------------------------------------------------------------------------------
        105,000         PA HEFA (St. Francis University)                     5.750        11/01/2023             112,320
------------------------------------------------------------------------------------------------------------------------


7             |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                              COUPON        MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
 $    3,925,000         PA HEFA (St. Francis University)                     6.250%       11/01/2018     $     4,319,934
------------------------------------------------------------------------------------------------------------------------
      1,215,000         PA HEFA (University of the Arts)                     5.000        09/15/2033           1,281,266
------------------------------------------------------------------------------------------------------------------------
         25,000         PA HEFA (University of the Arts)                     5.750        03/15/2030              26,451
------------------------------------------------------------------------------------------------------------------------
         20,000         PA HEFA (UPMC Health System)                         5.000        08/01/2029              20,633
------------------------------------------------------------------------------------------------------------------------
         30,000         PA HEFA (UPMC Health System)                         6.000        01/15/2031              32,785
------------------------------------------------------------------------------------------------------------------------
      1,650,000         PA HEFA (Ursinus College)                            5.000        01/01/2036           1,733,457
------------------------------------------------------------------------------------------------------------------------
        750,000         PA HEFA (Widener University)                         5.000        07/15/2026             779,730
------------------------------------------------------------------------------------------------------------------------
         40,000         PA HFA (Multifamily FHA Mtg.)                        8.200        07/01/2024              40,070
------------------------------------------------------------------------------------------------------------------------
        105,000         PA HFA (Single Family Mtg.)                          5.450        10/01/2032             108,711
------------------------------------------------------------------------------------------------------------------------
      2,500,000         PA HFA (Single Family Mtg.) RITES                    7.073 3      10/01/2020           2,805,650
------------------------------------------------------------------------------------------------------------------------
      2,500,000         PA HFA (Single Family Mtg.) RITES                    7.273 3      10/01/2022           2,790,600
------------------------------------------------------------------------------------------------------------------------
      2,000,000         PA HFA (Single Family Mtg.) RITES                    7.767 3      04/01/2021           2,223,080
------------------------------------------------------------------------------------------------------------------------
      2,850,000         PA HFA (Single Family Mtg.) RITES                    8.073 3      10/01/2022           3,245,751
------------------------------------------------------------------------------------------------------------------------
      9,180,000         PA HFA (Single Family Mtg.), Series 61A              5.450        10/01/2021           9,280,246
------------------------------------------------------------------------------------------------------------------------
      4,235,000         PA HFA (Single Family Mtg.), Series 61A              5.500        04/01/2029           4,298,483
------------------------------------------------------------------------------------------------------------------------
        100,000         PA HFA (Single Family Mtg.), Series 61A              5.500        04/01/2029             101,499
------------------------------------------------------------------------------------------------------------------------
         25,000         PA HFA (Single Family Mtg.), Series 62A              5.200        10/01/2011              25,758
------------------------------------------------------------------------------------------------------------------------
        195,000         PA HFA (Single Family Mtg.), Series 63A              5.433 6      04/01/2030              55,078
------------------------------------------------------------------------------------------------------------------------
          5,000         PA HFA (Single Family Mtg.), Series 66A              5.650        04/01/2029               5,062
------------------------------------------------------------------------------------------------------------------------
      4,740,000         PA HFA (Single Family Mtg.), Series 70A              5.800        04/01/2027           4,915,949
------------------------------------------------------------------------------------------------------------------------
      3,145,000         PA HFA (Single Family Mtg.), Series 74B              5.250        04/01/2032           3,241,143
------------------------------------------------------------------------------------------------------------------------
      3,000,000         PA HFA (Single Family Mtg.), Series 95A              4.875        10/01/2031           3,038,850
------------------------------------------------------------------------------------------------------------------------
         40,000         PA Intergovernmental Cooperative Authority           5.000        06/15/2021              41,271
------------------------------------------------------------------------------------------------------------------------
        145,000         PA State University, Series A                        5.000        08/15/2027             149,112
------------------------------------------------------------------------------------------------------------------------
         20,000         PA Turnpike Commission                               5.000        12/01/2023              20,632
------------------------------------------------------------------------------------------------------------------------
         20,000         Patterson Township Municipal Authority               5.250        04/15/2007              20,021
------------------------------------------------------------------------------------------------------------------------
         10,000         Patterson Township Municipal Authority               5.500        04/15/2011              10,012
------------------------------------------------------------------------------------------------------------------------
         25,000         Penn Hills GO                                        5.850        12/01/2014              25,576
------------------------------------------------------------------------------------------------------------------------
        220,000         Philadelphia Airport                                 5.375        06/15/2015             229,264
------------------------------------------------------------------------------------------------------------------------
      1,310,000         Philadelphia Airport, Series A                       5.000        06/15/2023           1,379,273
------------------------------------------------------------------------------------------------------------------------
      2,000,000         Philadelphia Airport, Series A                       5.000        06/15/2024           2,102,820
------------------------------------------------------------------------------------------------------------------------
      2,000,000         Philadelphia Airport, Series A                       5.000        06/15/2025           2,099,880
------------------------------------------------------------------------------------------------------------------------
         15,000         Philadelphia Airport, Series B                       5.250        06/15/2012              15,410
------------------------------------------------------------------------------------------------------------------------
         15,000         Philadelphia Airport, Series B                       5.250        06/15/2031              15,681
------------------------------------------------------------------------------------------------------------------------
         85,000         Philadelphia Airport, Series B                       5.400        06/15/2027              87,252
------------------------------------------------------------------------------------------------------------------------
      6,720,000         Philadelphia Authority for Industrial Devel.
                        (Aero Philadelphia)                                  5.500        01/01/2024           6,811,325
------------------------------------------------------------------------------------------------------------------------
      3,870,000         Philadelphia Authority for Industrial Devel.
                        (Air Cargo)                                          7.500        01/01/2025           4,253,788
------------------------------------------------------------------------------------------------------------------------
         25,000         Philadelphia Authority for Industrial Devel.
                        (American College of Physicians)                     6.000        06/15/2030              26,804
------------------------------------------------------------------------------------------------------------------------
      1,150,000         Philadelphia Authority for Industrial Devel.
                        (Baptist Home of Philadelphia)                       5.500        11/15/2018           1,121,342
------------------------------------------------------------------------------------------------------------------------
        776,000         Philadelphia Authority for Industrial Devel.
                        (Baptist Home of Philadelphia)                       5.600        11/15/2028             745,720
------------------------------------------------------------------------------------------------------------------------
         35,000         Philadelphia Authority for Industrial Devel.
                        (Cathedral Village in Philadelphia)                  5.700        04/01/2015              35,383
------------------------------------------------------------------------------------------------------------------------
        450,000         Philadelphia Authority for Industrial Devel.
                        (Cathedral Village)                                  6.750        04/01/2023             503,775
------------------------------------------------------------------------------------------------------------------------
      1,100,000         Philadelphia Authority for Industrial Devel.
                        (Cathedral Village)                                  6.875        04/01/2034           1,233,540
------------------------------------------------------------------------------------------------------------------------


8             |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                              COUPON        MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
------------------------------------------------------------------------------------------------------------------------
 $    2,565,000         Philadelphia Authority for Industrial Devel.         5.375%       02/15/2027     $     2,627,432
                        (City of Philadelphia)
------------------------------------------------------------------------------------------------------------------------
      2,750,000         Philadelphia Authority for Industrial Devel.
                        (First Mtg.-CPAP)                                    6.125        04/01/2019           2,083,978
------------------------------------------------------------------------------------------------------------------------
      1,330,000         Philadelphia Authority for Industrial Devel.
                        (International Educational & Community Project)      5.875        06/01/2022           1,435,522
------------------------------------------------------------------------------------------------------------------------
         35,000         Philadelphia Authority for Industrial Devel.
                        (PGH Devel. Corp.)                                   5.250        07/01/2017              35,043
------------------------------------------------------------------------------------------------------------------------
         25,000         Philadelphia Authority for Industrial Devel.
                        (Philadelphia Airport)                               5.000        07/01/2019              25,563
------------------------------------------------------------------------------------------------------------------------
        365,000         Philadelphia Authority for Industrial Devel.
                        (Philadelphia Airport)                               5.000        07/01/2023             372,329
------------------------------------------------------------------------------------------------------------------------
      1,065,000         Philadelphia Authority for Industrial Devel.
                        (Philadelphia Airport)                               5.125        07/01/2028           1,088,132
------------------------------------------------------------------------------------------------------------------------
         55,000         Philadelphia Authority for Industrial Devel.
                        (Philadelphia Airport)                               5.250        07/01/2028              58,054
------------------------------------------------------------------------------------------------------------------------
        400,000         Philadelphia Authority for Industrial Devel.
                        (Philadelphia Airport)                               5.300        07/01/2017             411,888
------------------------------------------------------------------------------------------------------------------------
      1,640,000         Philadelphia Authority for Industrial Devel.
                        (Richard Allen Prep Charter School)                  6.250        05/01/2033           1,662,845
------------------------------------------------------------------------------------------------------------------------
      1,370,000         Philadelphia Authority for Industrial Devel.
                        (Stapeley Germantown)                                5.000        01/01/2015           1,378,124
------------------------------------------------------------------------------------------------------------------------
      1,580,000         Philadelphia Authority for Industrial Devel.
                        (Stapeley Germantown)                                5.125        01/01/2021           1,575,007
------------------------------------------------------------------------------------------------------------------------
      2,000,000         Philadelphia Authority for Industrial Devel.
                        Airport RITES                                        8.101 3      07/01/2022           2,526,880
------------------------------------------------------------------------------------------------------------------------
      3,425,000         Philadelphia Authority for Industrial Devel.
                        RITES                                                7.242 3      10/01/2026           4,212,271
------------------------------------------------------------------------------------------------------------------------
      1,400,000         Philadelphia Authority for Industrial Devel.
                        Senior Living (Arbor House)                          6.100        07/01/2033           1,475,208
------------------------------------------------------------------------------------------------------------------------
      1,240,000         Philadelphia Authority for Industrial Devel.
                        Senior Living (Miriam and Robert M. Rieder House)    6.100        07/01/2033           1,306,613
------------------------------------------------------------------------------------------------------------------------
      3,000,000         Philadelphia Authority for Industrial Devel.
                        Senior Living (Presbyterian Homes Germantown)        5.625        07/01/2035           3,063,390
------------------------------------------------------------------------------------------------------------------------
      1,160,000         Philadelphia Authority for Industrial Devel.
                        Senior Living (Robert Saligman House)                6.100        07/01/2033           1,222,315
------------------------------------------------------------------------------------------------------------------------
        135,000         Philadelphia Gas Works                               5.250        08/01/2024             135,161
------------------------------------------------------------------------------------------------------------------------
      1,780,000         Philadelphia Gas Works RITES                         7.232 3      08/01/2031           2,267,435
------------------------------------------------------------------------------------------------------------------------
      2,000,000         Philadelphia Gas Works RITES                         7.801 3      08/01/2021           2,591,040
------------------------------------------------------------------------------------------------------------------------
      8,025,000         Philadelphia GO                                      5.000        05/15/2020           8,177,716
------------------------------------------------------------------------------------------------------------------------
        180,000         Philadelphia GO                                      5.000        05/15/2025             182,509
------------------------------------------------------------------------------------------------------------------------
        300,000         Philadelphia GO                                      5.000        03/15/2028             308,376
------------------------------------------------------------------------------------------------------------------------
      1,210,000         Philadelphia H&HEFA (Centralized Comprehensive
                        Human Services)                                      7.250        01/01/2021           1,287,767
------------------------------------------------------------------------------------------------------------------------
        240,000         Philadelphia H&HEFA (Frankford Hospital)             5.750        01/01/2019             247,234
------------------------------------------------------------------------------------------------------------------------
      1,475,000         Philadelphia H&HEFA (Jeanes Health System)           6.600        07/01/2010           1,566,273
------------------------------------------------------------------------------------------------------------------------
         80,000         Philadelphia H&HEFA (Jefferson Health System)        5.000        05/15/2018              82,489
------------------------------------------------------------------------------------------------------------------------
      2,380,000         Philadelphia H&HEFA (Philadelphia Protestant
                        Home)                                                6.500        07/01/2027           2,393,114
------------------------------------------------------------------------------------------------------------------------
         15,000         Philadelphia H&HEFA (Temple University
                        Children's Medical Center)                           5.750        06/15/2029              15,700
------------------------------------------------------------------------------------------------------------------------
         10,000         Philadelphia H&HEFA (Temple University Hospital)     5.500        11/15/2027              10,269
------------------------------------------------------------------------------------------------------------------------
        205,000         Philadelphia H&HEFA (Temple University Hospital)     5.500        11/15/2027             208,448
------------------------------------------------------------------------------------------------------------------------


9             |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                              COUPON        MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
 $       35,000         Philadelphia H&HEFA (Temple University Hospital)     5.875%       11/15/2023     $        35,827
------------------------------------------------------------------------------------------------------------------------
         20,000         Philadelphia H&HEFA (Temple University Hospital)     6.500        11/15/2008              20,502
------------------------------------------------------------------------------------------------------------------------
     16,655,000         Philadelphia H&HEFA (Temple University Hospital)     6.625        11/15/2023          16,794,902
------------------------------------------------------------------------------------------------------------------------
          5,000         Philadelphia New Public Housing Authority            5.000        04/01/2012               5,254
------------------------------------------------------------------------------------------------------------------------
         50,000         Philadelphia Parking Authority                       5.000        02/01/2027              51,406
------------------------------------------------------------------------------------------------------------------------
         20,000         Philadelphia Parking Authority, Series A             5.250        02/15/2029              20,777
------------------------------------------------------------------------------------------------------------------------
        190,000         Philadelphia Redevel. Authority (Multifamily
                        Hsg.)                                                5.450        02/01/2023             193,211
------------------------------------------------------------------------------------------------------------------------
      2,580,000         Philadelphia Redevel. Authority
                        (Pavilion Apartments)                                6.000        10/01/2023           2,694,681
------------------------------------------------------------------------------------------------------------------------
      4,100,000         Philadelphia Redevel. Authority
                        (Pavilion Apartments)                                6.250        10/01/2032           4,261,581
------------------------------------------------------------------------------------------------------------------------
      2,250,000         Philadelphia Redevel. Authority ROLs                 8.818 3      04/15/2028           2,787,390
------------------------------------------------------------------------------------------------------------------------
      2,000,000         Philadelphia School District GO RITES                9.246 3      08/01/2022           2,840,720
------------------------------------------------------------------------------------------------------------------------
         45,000         Philadelphia Water & Wastewater, Series A            5.000        08/01/2022              46,268
------------------------------------------------------------------------------------------------------------------------
         80,000         Philadelphia Water & Wastewater, Series A            5.125        08/01/2027              82,309
------------------------------------------------------------------------------------------------------------------------
         10,000         Pittsburgh & Allegheny County Public Auditorium
                        Authority                                            5.000        02/01/2024              10,379
------------------------------------------------------------------------------------------------------------------------
         50,000         Pittsburgh & Allegheny County Public Auditorium
                        Authority                                            5.000        02/01/2029              51,872
------------------------------------------------------------------------------------------------------------------------
         40,000         Pittsburgh & Allegheny County Public Auditorium
                        Authority                                            5.250        02/01/2031              41,880
------------------------------------------------------------------------------------------------------------------------
         20,000         Pittsburgh Urban Redevel. Authority (Home
                        Improvement Loans), Series A                         5.650        08/01/2015              20,008
------------------------------------------------------------------------------------------------------------------------
         20,000         Pittsburgh Urban Redevel. Authority Mtg.,
                        Series  A                                            7.250        02/01/2024              20,026
------------------------------------------------------------------------------------------------------------------------
         25,000         Pittsburgh Urban Redevel. Authority Mtg.,
                        Series C                                             5.700        04/01/2030              25,483
------------------------------------------------------------------------------------------------------------------------
        605,000         Pittsburgh Urban Redevel. Authority Mtg.,
                        Series C                                             5.950        10/01/2029             622,442
------------------------------------------------------------------------------------------------------------------------
         10,000         Pittsburgh Urban Redevel. Authority Mtg.,
                        Series C                                             7.125        08/01/2013              10,013
------------------------------------------------------------------------------------------------------------------------
         60,000         Pittsburgh Urban Redevel. Authority, Series C        5.600        04/01/2020              61,194
------------------------------------------------------------------------------------------------------------------------
         10,000         Pittsburgh Water & Sewer Authority, Series A         5.050        09/01/2025              10,152
------------------------------------------------------------------------------------------------------------------------
        120,000         Potter County Hospital Authority (Charles Cole
                        Memorial Hospital)                                   6.050        08/01/2024             122,608
------------------------------------------------------------------------------------------------------------------------
        220,000         Pottstown Boro Authority                             5.500        11/01/2021             220,319
------------------------------------------------------------------------------------------------------------------------
      1,000,000         Pottsville Hospital Authority (Pottsville
                        Hospital & Warne Clinic)                             5.500        07/01/2018           1,003,230
------------------------------------------------------------------------------------------------------------------------
      4,170,000         Pottsville Hospital Authority (Pottsville
                        Hospital & Warne Clinic)                             5.625        07/01/2024           4,179,174
------------------------------------------------------------------------------------------------------------------------
         25,000         Pottsville Hospital Authority (Pottsville
                        Hospital & Warne Clinic)                             5.625        07/01/2024              25,419
------------------------------------------------------------------------------------------------------------------------
      1,000,000         Saxonburg Area Authority (Sewer & Water)             5.000        03/01/2030           1,063,180
------------------------------------------------------------------------------------------------------------------------
      2,000,000         Sayre Health Care Facilities (Guthrie Healthcare
                        System)                                              7.125        12/01/2031           2,399,620
------------------------------------------------------------------------------------------------------------------------
         10,000         Schuylkill County IDA (DOCNHS/BSVHS/WMHS
                        Obligated Group)                                     5.000        11/01/2028              10,314
------------------------------------------------------------------------------------------------------------------------
        145,000         Scranton School District                             5.000        04/01/2022             149,656
------------------------------------------------------------------------------------------------------------------------
        220,000         Scranton School District                             5.000        04/01/2025             226,171
------------------------------------------------------------------------------------------------------------------------
        440,000         Scranton School District                             5.000        04/01/2031             451,810
------------------------------------------------------------------------------------------------------------------------
          5,000         Sharon Regional Health System Authority
                        (SRPS/SRHS Obligated Group)                          5.000        12/01/2028               5,181
------------------------------------------------------------------------------------------------------------------------
         30,000         Somerset County Hospital Authority (Somerset
                        Community Hospital)                                  5.375        03/01/2017              30,723
------------------------------------------------------------------------------------------------------------------------
        450,000         South Fork Municipal Authority (Conemaugh Valley
                        Memorial Hospital)                                   5.000        07/01/2028             461,376
------------------------------------------------------------------------------------------------------------------------


10             |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                              COUPON        MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$       305,000         South Fork Municipal Authority (Good Samaritan
                        Medial Center of Johnstown)                          5.250%       07/01/2026     $       311,411
------------------------------------------------------------------------------------------------------------------------
         25,000         South Fork Municipal Authority (Good Samaritan       5.375        07/01/2016              25,531
                        Medial Center of Johnstown)
------------------------------------------------------------------------------------------------------------------------
        470,000         Southcentral General Authority (Hanover Hospital)    5.000        12/01/2030             494,689
------------------------------------------------------------------------------------------------------------------------
        565,000         Southcentral General Authority ROLs                  8.775 3      12/01/2025             671,593
------------------------------------------------------------------------------------------------------------------------
        820,000         Southcentral General Authority ROLs                  8.785 3      12/01/2026             969,683
------------------------------------------------------------------------------------------------------------------------
        630,000         Southcentral General Authority ROLs                  8.788 3      12/01/2028             756,554
------------------------------------------------------------------------------------------------------------------------
        350,000         Southcentral General Authority ROLs                  8.808 3      12/01/2023             421,386
------------------------------------------------------------------------------------------------------------------------
        500,000         Southcentral General Authority ROLs                  8.808 3      12/01/2027             597,380
------------------------------------------------------------------------------------------------------------------------
        250,000         Southcentral General Authority ROLs                  8.808 3      12/01/2030             302,525
------------------------------------------------------------------------------------------------------------------------
      5,280,000         Southeastern PA Transportation Authority             5.375        03/01/2022           5,413,056
------------------------------------------------------------------------------------------------------------------------
      3,250,000         St. Mary Hospital Authority (Catholic Health
                        East)                                                5.375        11/15/2034           3,462,095
------------------------------------------------------------------------------------------------------------------------
         95,000         St. Mary Hospital Authority (Catholic Health
                        Initiatives)                                         5.000        12/01/2028              97,731
------------------------------------------------------------------------------------------------------------------------
         50,000         St. Mary Hospital Authority (Franciscan Health)      7.000        06/15/2015              50,443
------------------------------------------------------------------------------------------------------------------------
          5,000         State Public School Building Authority
                        (Chester Upland School District)                     5.150        11/15/2026               5,280
------------------------------------------------------------------------------------------------------------------------
      2,060,000         State Public School Building Authority
                        (Haverford Township School District)                 5.000        03/15/2029           2,192,252
------------------------------------------------------------------------------------------------------------------------
         35,000         State Public School Building Authority
                        (Lehigh Carbon Community College)                    5.000        11/01/2017              35,445
------------------------------------------------------------------------------------------------------------------------
      1,000,000         Susquehanna Area Regional Airport Authority
                        (Aero Harrisburg)                                    5.500        01/01/2024             979,700
------------------------------------------------------------------------------------------------------------------------
         40,000         University of Pittsburgh                             5.000        06/01/2021              41,076
------------------------------------------------------------------------------------------------------------------------
         10,000         University of Pittsburgh                             5.125        06/01/2022              10,271
------------------------------------------------------------------------------------------------------------------------
          5,000         Venango IDA (Boise Cascade Corp.)                    5.900        09/01/2007               5,015
------------------------------------------------------------------------------------------------------------------------
      5,450,000         Washington County Authority (Capital Projects &
                        Equipment Program)                                   6.150        12/01/2029           5,838,313
------------------------------------------------------------------------------------------------------------------------
         35,000         Washington County Hospital Authority (Washington
                        Hospital)                                            5.125        07/01/2028              35,977
------------------------------------------------------------------------------------------------------------------------
        750,000         Washington Township Municipal Authority              5.875        12/15/2023             783,900
------------------------------------------------------------------------------------------------------------------------
      2,500,000         Washington Township Municipal Authority              6.000        12/15/2033           2,608,750
------------------------------------------------------------------------------------------------------------------------
        300,000         West Shore Area Hospital Authority (Holy Spirit
                        Hospital)                                            6.250        01/01/2032             322,440
------------------------------------------------------------------------------------------------------------------------
      1,550,000         Westmoreland County IDA (Redstone Retirement
                        Community)                                           5.750        01/01/2026           1,632,197
------------------------------------------------------------------------------------------------------------------------
      1,085,000         Westmoreland County IDA (Redstone Retirement
                        Community)                                           5.875        01/01/2032           1,147,507
------------------------------------------------------------------------------------------------------------------------
         20,000         York County Hospital Authority (York Hospital)       5.500        07/01/2008              20,027
------------------------------------------------------------------------------------------------------------------------
         10,000         York County IDA (PSEG Power)                         5.500        09/01/2020              10,599
------------------------------------------------------------------------------------------------------------------------
         20,000         York Hsg. Corp. Mtg., Series A                       6.875        11/01/2009              20,022
                                                                                                      ------------------
                                                                                                             667,524,030
------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--38.6%
      1,485,000         Guam EDA (TASC)                                      5.400        05/15/2031           1,532,223
------------------------------------------------------------------------------------------------------------------------
      3,900,000         Guam EDA (TASC)                                      5.500        05/15/2041           4,038,996
------------------------------------------------------------------------------------------------------------------------
        105,000         Guam GO, Series A                                    5.375        11/15/2013             105,105
------------------------------------------------------------------------------------------------------------------------
      3,650,000         Guam GO, Series A                                    5.400        11/15/2018           3,652,847
------------------------------------------------------------------------------------------------------------------------
      2,000,000         Guam Government Waterworks Authority &
                        Wastewater System                                    5.875        07/01/2035           2,154,500
------------------------------------------------------------------------------------------------------------------------


11             |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                              COUPON        MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$       500,000         Guam Government Waterworks Authority &
                        Wastewater System                                    6.000%       07/01/2025     $       548,970
------------------------------------------------------------------------------------------------------------------------
        175,000         Guam Power Authority, Series A                       5.250        10/01/2013             175,096
------------------------------------------------------------------------------------------------------------------------
        710,000         Guam Power Authority, Series A                       5.250        10/01/2023             711,640
------------------------------------------------------------------------------------------------------------------------
      2,725,000         Northern Mariana Islands Ports Authority,
                        Series A                                             5.500        03/15/2031           2,762,442
------------------------------------------------------------------------------------------------------------------------
         60,000         Northern Mariana Islands Ports Authority,
                        Series A                                             6.000        06/01/2014              63,509
------------------------------------------------------------------------------------------------------------------------
      2,000,000         Northern Mariana Islands Ports Authority,
                        Series A                                             6.250        03/15/2028           2,111,080
------------------------------------------------------------------------------------------------------------------------
      1,380,000         Northern Mariana Islands Ports Authority,
                        Series A                                             6.600        03/15/2028           1,557,123
------------------------------------------------------------------------------------------------------------------------
     10,100,000         Northern Mariana Islands Ports Authority,
                        Series A                                             6.750        10/01/2033          11,351,289
------------------------------------------------------------------------------------------------------------------------
         50,000         Puerto Rico Aqueduct & Sewer Authority               5.000        07/01/2019              51,137
------------------------------------------------------------------------------------------------------------------------
     29,870,000         Puerto Rico Children's Trust Fund (TASC)             5.375        05/15/2033          31,384,708
------------------------------------------------------------------------------------------------------------------------
     88,630,000         Puerto Rico Children's Trust Fund (TASC)             5.500        05/15/2039          92,952,485
------------------------------------------------------------------------------------------------------------------------
     75,625,000         Puerto Rico Children's Trust Fund (TASC)             5.625        05/15/2043          79,696,650
------------------------------------------------------------------------------------------------------------------------
    355,000,000         Puerto Rico Children's Trust Fund (TASC)             6.364 6      05/15/2050          24,342,350
------------------------------------------------------------------------------------------------------------------------
     97,000,000         Puerto Rico Children's Trust Fund (TASC)             7.013 6      05/15/2055           3,472,600
------------------------------------------------------------------------------------------------------------------------
      1,000,000         Puerto Rico Commonwealth GO                          5.250        07/01/2030           1,083,900
------------------------------------------------------------------------------------------------------------------------
      2,000,000         Puerto Rico Commonwealth GO                          5.250        07/01/2032           2,163,660
------------------------------------------------------------------------------------------------------------------------
        290,000         Puerto Rico Electric Power Authority, Series AA      5.375        07/01/2027             297,517
------------------------------------------------------------------------------------------------------------------------
         20,000         Puerto Rico Electric Power Authority, Series DD      5.000        07/01/2028              20,520
------------------------------------------------------------------------------------------------------------------------
      1,450,000         Puerto Rico Highway & Transportation Authority       5.500        07/01/2036           1,608,746
------------------------------------------------------------------------------------------------------------------------
        565,000         Puerto Rico Highway & Transportation Authority,
                        Series A                                             5.000        07/01/2038             576,023
------------------------------------------------------------------------------------------------------------------------
      3,145,000         Puerto Rico Highway & Transportation Authority,
                        Series G                                             5.000        07/01/2033           3,266,617
------------------------------------------------------------------------------------------------------------------------
      4,740,000         Puerto Rico Highway & Transportation Authority,
                        Series G                                             5.000        07/01/2042           4,906,658
------------------------------------------------------------------------------------------------------------------------
        945,000         Puerto Rico Highway & Transportation Authority,
                        Series H                                             5.000        07/01/2028             981,543
------------------------------------------------------------------------------------------------------------------------
     12,000,000         Puerto Rico Highway & Transportation Authority,
                        Series J                                             5.125        07/01/2039          12,584,160
------------------------------------------------------------------------------------------------------------------------
      7,725,000         Puerto Rico Highway & Transportation Authority,
                        Series J                                             5.125        07/01/2043           8,091,783
------------------------------------------------------------------------------------------------------------------------
      8,855,000         Puerto Rico Highway & Transportation Authority,
                        Series K                                             5.000        07/01/2030           9,295,713
------------------------------------------------------------------------------------------------------------------------
      2,925,000         Puerto Rico Highway & Transportation Authority,
                        Series K                                             5.000        07/01/2035           3,064,113
------------------------------------------------------------------------------------------------------------------------
      5,000,000         Puerto Rico Highway & Transportation Authority,
                        Series K                                             5.000        07/01/2040           5,219,450
------------------------------------------------------------------------------------------------------------------------
      8,000,000         Puerto Rico Highway & Transportation Authority,
                        Series K                                             5.000        07/01/2045           8,341,120
------------------------------------------------------------------------------------------------------------------------
      2,105,000         Puerto Rico IMEPCF (American Airlines)               6.450        12/01/2025           2,137,396
------------------------------------------------------------------------------------------------------------------------
      3,000,000         Puerto Rico Infrastructure                           5.000        07/01/2037           3,153,570
------------------------------------------------------------------------------------------------------------------------
     20,900,000         Puerto Rico Infrastructure                           5.000        07/01/2041          21,817,301
------------------------------------------------------------------------------------------------------------------------
     11,150,000         Puerto Rico Infrastructure 7                         5.000        07/01/2046          11,665,242
------------------------------------------------------------------------------------------------------------------------
        235,000         Puerto Rico ITEMECF (Ana G. Mendez University)       5.375        02/01/2019             242,348
------------------------------------------------------------------------------------------------------------------------
        500,000         Puerto Rico ITEMECF (Ana G. Mendez University)       5.375        02/01/2029             514,020
------------------------------------------------------------------------------------------------------------------------
      2,750,000         Puerto Rico Municipal Finance Agency, Series A       5.250        08/01/2025           2,962,548
------------------------------------------------------------------------------------------------------------------------
     24,915,000         Puerto Rico Port Authority (American Airlines),
                        Series A                                             6.250        06/01/2026          25,073,210
------------------------------------------------------------------------------------------------------------------------
      1,175,000         Puerto Rico Port Authority (American Airlines),
                        Series A                                             6.300        06/01/2023           1,175,317
------------------------------------------------------------------------------------------------------------------------
        105,000         Puerto Rico Port Authority, Series D                 7.000        07/01/2014             106,353
------------------------------------------------------------------------------------------------------------------------


12             |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                              COUPON        MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
 $    9,540,000         Puerto Rico Public Buildings Authority               5.250%       07/01/2033     $    10,212,856
------------------------------------------------------------------------------------------------------------------------
        100,000         University of Puerto Rico                            5.400        06/01/2009             100,897
------------------------------------------------------------------------------------------------------------------------
        355,000         University of Puerto Rico, Series M                  5.250        06/01/2025             358,074
------------------------------------------------------------------------------------------------------------------------
      1,760,000         University of Puerto Rico, Series O                  5.375        06/01/2030           1,768,043
------------------------------------------------------------------------------------------------------------------------
      6,645,000         V.I. Government Refinery Facilities (Hovensa
                        Coker)                                               6.500        07/01/2021           7,505,793
------------------------------------------------------------------------------------------------------------------------
      4,000,000         V.I. Public Finance Authority (Hovensa Coker)        6.500        07/01/2021           4,518,160
------------------------------------------------------------------------------------------------------------------------
      5,000,000         V.I. Public Finance Authority (Hovensa Refinery)     6.125        07/01/2022           5,536,200
------------------------------------------------------------------------------------------------------------------------
      3,250,000         V.I. Public Finance Authority ROLs                   8.720 3      10/01/2024           4,002,180
------------------------------------------------------------------------------------------------------------------------
     17,450,000         V.I. Tobacco Settlement Financing Corp.              6.250 6      05/15/2035           3,179,390
------------------------------------------------------------------------------------------------------------------------
      2,195,000         V.I. Tobacco Settlement Financing Corp.              6.500 6      05/15/2035             377,869
------------------------------------------------------------------------------------------------------------------------
      4,150,000         V.I. Tobacco Settlement Financing Corp.              6.875 6      05/15/2035             627,605
------------------------------------------------------------------------------------------------------------------------
      7,000,000         V.I. Tobacco Settlement Financing Corp.              7.625 6      05/15/2035             881,020
------------------------------------------------------------------------------------------------------------------------
         40,000         V.I. Tobacco Settlement Financing Corp. (TASC)       5.000        05/15/2021              40,648
------------------------------------------------------------------------------------------------------------------------
      2,235,000         V.I. Tobacco Settlement Financing Corp. (TASC)       5.000        05/15/2031           2,269,797
                                                                                                         ---------------
                                                                                                             434,392,110
------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,029,283,786)-97.9%                                                    1,101,916,140
------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities-2.1                                                                           24,136,316
                                                                                                         ---------------
Net Assets-100.0%                                                                                        $ 1,126,052,456
                                                                                                         ===============


Footnotes to Statement of Investments

1. Issue is in default. See accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of October 31, 2006 was $12,750, which represents less than 0.01% of the Fund's net assets. See accompanying Notes.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

4. Non-income producing security.

5. Security is subject to a shortfall and forbearance agreement. See accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. When-issued security or forward commitment to be delivered and settled after October 31, 2006. See accompanying Notes.


TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS                  Adult Communities Total Services
AUS                   Allegheny United Hospital
BPE                   Brittany Pointe Estates
BSVHS                 Baptist/St. Vincents Health System
CCMC                  Crozer-Chester Medical Center
CKHS                  Crozer-Keystone Health System
COP                   Certificates of Participation
CPAP                  Crime Prevention Assoc. of Philadelphia
DCMH                  Delaware County Memorial Hospital
DOCNHS                Daughters of Charity National Health Systems
DPH                   Divine Providence Hospital
EDA                   Economic Devel. Authority
EDFA                  Economic Devel. Finance Authority
FHA                   Federal Housing Agency/Authority
GO                    General Obligation
GPA                   General Purpose Authority
H&EFA                 Health and Educational Facilities Authority
H&HEFA                Hospitals and Higher Education Facilities Authority
HDA                   Hospital Devel. Authority
HEBA                  Higher Education Building Authority
HEFA                  Higher Education Facilities Authority


13             |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

HEHA                  Higher Education and Health Authority
HFA                   Housing Finance Agency
HUHS                  Hehnemann Unversity Hospital System
HW                    Highlands at Wyomissing
IDA                   Industrial Devel. Agency
IMEPCF                Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF               Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS                   Mercy Adult Services
MCMCSPA               Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP                   Medical College Of Pennsylvania
MHH                   Mercy Haverford Hospital
MHP                   Mercy Health Plan
MHSSPA                Mercy Health System of Southeastern Pennsylvania
MVH                   Muncy Valley Hospital
NCPHS                 North Central Pennsylvania Helath System
PA/NJ                 Pennsylvania/New Jersey
PSEG                  Public Service Enterprise Group
RHMC                  Reading Hospital & Medical Center
RITES                 Residual Interest Tax Exempt Security
ROLs                  Residual Option Longs
RR                    Residential Resources
RRDC                  Residential Resources Devel. Corp.
RRSW                  Residential Resources Southwest
SRHS                  Sharon Regional Health System
SRPS                  Sharon Regional Physicians Services
TASC                  Tobacco Settlement Asset-Backed Bonds
UPMC                  University of Pittsburgh Medical Center
V.I.                  United States Virgin Islands
WH                    Williamsport Hospital
WMHS                  Western Maryland Health Systems
WVHCS                 Wyoming Valley Health Care System

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

INDUSTRY                                                     VALUE   PERCENT
-----------------------------------------------------------------------------
Tobacco Settlement Payments                         $  244,796,341      22.2%
Higher Education                                       100,777,074       8.9
Adult Living Facilities                                 73,100,137       6.6
Hospital/Health Care                                    71,352,366       6.5
Highways/Railways                                       70,086,120       6.4
Manufacturing, Durable Goods                            63,852,045       5.8
Marine/Aviation Facilities                              53,615,057       4.9
Not-for-Profit Organization                             51,105,164       4.6
Special Tax                                             48,102,934       4.4
Single Family Housing                                   39,744,811       3.6
General Obligation                                      39,575,904       3.6
Resource Recovery                                       37,191,655       3.4
Electric Utilities                                      36,250,729       3.3
Water Utilities                                         32,535,946       3.0
Airlines                                                28,385,923       2.6
Special Assessment                                      19,633,383       1.8
Pollution Control                                       18,272,092       1.7
Municipal Leases                                        17,062,943       1.5
Education                                               11,296,946       1.0
Parking Fee Revenue                                     10,912,883       1.0
Sewer Utilities                                         10,638,380       1.0
Multifamily Housing                                      8,725,345       0.8
Gas Utilities                                            4,993,636       0.5


14             |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

INDUSTRY                                                     VALUE   PERCENT
-----------------------------------------------------------------------------
Paper, Containers & Packaging                            4,718,256       0.4
Sales Tax Revenue                                        4,106,311       0.4
Sports Facility Revenue                                    976,307       0.1
Hotels, Restaurants & Leisure                              107,452       0.0
                                                    -------------------------
Total                                               $1,101,916,140     100.0%
                                                    =========================


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                       $ 1,029,283,786
                                                     ================

Gross unrealized appreciation                        $    74,255,851
Gross unrealized depreciation                             (1,623,497)
                                                     ----------------
Net unrealized appreciation                          $    72,632,354
                                                     ================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2006, the Fund had purchased $1,962,858 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more


15             |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $68,676,502 as of October 31, 2006.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to pay the sponsor of the inverse floater, in certain circumstances, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater (the "shortfall"). At October 31, 2006, the Fund's maximum aggregate exposure under such agreements is estimated at approximately $10,000,000. This exposure is diversified across underlying securities that have various credit qualities, interest rates and maturity dates. Under the terms of these agreements, the Fund maintains the right to collapse the trust issuing the inverse floater by paying the shortfall, if any, and exchanging the inverse floater for the underlying fixed rate security upon which the inverse floater is based, thereby terminating its investment in the inverse floater. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in the inverse floaters, as it deems appropriate. As of October 31, 2006, the Fund has not made any payments related to such agreements and it expects the risk of material future payments required under these agreements to be remote.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2006, securities with an aggregate market value of $994,268, representing 0.09% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of October 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


16             |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust


By:   /s/ John V. Murphy
      _______________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ________________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006


By:   /s/ Brian W. Wixted
      ________________________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 12, 2006